As filed with the U.S. Securities and Exchange Commission on January 5, 2023

UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, D.C. 20549

FORM N-CSR

CERTIFIED SHAREHOLDER REPORT OF REGISTERED MANAGEMENT INVESTMENT COMPANIES

Investment Company Act file number 811-23108

Amplify ETF Trust
(Exact name of registrant as specified in charter)

310 South Hale Street

Wheaton, IL 60187
(Address of principal executive offices) (Zip code)

Christian Magoon

Amplify ETF Trust

310 South Hale Street

Wheaton, IL 60187
(Name and address of agent for service)

With copies to:

Morrison C. Warren, Esq.

Chapman and Cutler LLP

111 West Monroe Street

Chicago, IL 60603

(855)-267-3837

Registrant's telephone number, including area code

Date of fiscal year end: October 31

Date of reporting period: October 31, 2022

Item 1. Reports to Stockholders.

(a)

AMPLIFY ETF TRUST

Amplify High Income ETF YYY

Amplify Online Retail ETF IBUY

Amplify CWP Enhanced Dividend Income ETF DIVO

Amplify Transformational Data Sharing ETF BLOK

Amplify Lithium & Battery Technology ETF BATT

Amplify BlackSwan Growth & Treasury Core ETF SWAN

Amplify Emerging Markets FinTech ETF EMFQ
(formerly Amplify International Online Retail ETF)

Amplify Seymour Cannabis ETF CNBS

Amplify BlackSwan ISWN ETF ISWN

Amplify Thematic All-Stars ETF MVPS

Amplify Digital & Online Trading ETF BIDS

Amplify BlackSwan Tech & Treasury ETF SWAN

Amplify Inflation Fighter ETF IWIN

Amplify Natural Resources Dividend Income ETF NDIV

Amplify International Enhanced Dividend Income ETF IDVO

ANNUAL REPORT

October 31, 2022

Amplify ETF Trust

Table of Contents

Amplify ETF Trust (the “Trust”) files its complete schedule of fund holdings with the Securities and Exchange Commission (the “Commission”) for the first and third quarters of each fiscal year on Part F of Form N-PORT within sixty days after the end of the period. The Trust’s Part F of Form N-PORT is available on the Commission’s website at www.sec.gov, and may be reviewed and copied at the Commission’s Public Reference Room in Washington, DC. Information on the operation of the Public Reference Room may be obtained by calling 1-800-SEC-0330.

A description of the policies and procedures that Amplify Investments LLC (the “Adviser”) uses to determine how to vote proxies relating to portfolio securities, as well as information relating to how a fund voted proxies relating to portfolio securities during the most recent 12-month period ended June 30, is available (i) without charge, upon request, by calling 1-855-267-3837 and (ii) on the Commission’s website at www.sec.gov.

Amplify ETF Trust

Market Performance

October 31, 2022 (Unaudited)

Through the first three quarters of 2022, equity investors faced one of the most challenging stock market environments in decades. The US Federal Reserve continued its policy of raising interest rates aggressively to combat near record breaking inflation in the United States. While these policy moves appeared to begin to taper inflation, it significantly impacted valuations in stocks, especially those deemed to be growth oriented. Bonds, often the defensive alternative to stock market volatility, also suffered in 2022 due to rising interest rates. Adding to the downward pressure on equities in 2022 was rising geopolitical tensions. Russia’s invasion and war with Ukraine continued to keep markets on edge throughout the year due to the potential for escalation into broader conflict. In addition, China expanded its influence and presence in Hong Kong and the South China Sea, worrying the South Pacific region and allies including the US. Perhaps more controversially, the status of Taiwan became a growing wedge issue between China and the US. These tensions weighed on markets throughout 2022 and will continue to do so as these situations evolve.

The broad-based S&P 500 index declined 17.75% year to date which placed it near bear market territory after having seen even lower levels earlier in the year. Reviewing the eleven sectors that comprise the S&P 500 index shows a variety of significant performance differences through end of October 2022. In general, the more a sector had growth stock exposure, the worse it performed. On the other hand, sectors dominated by value stocks had much more attractive relative performance. Leading the pack with just over a 67% gain was the Energy sector. Energy stocks continued to see their products increase in demand as the economy worldwide ramped up from the COVID slowdown of 2020. In addition, the war in Ukraine continued to negatively impact the supply of oil due to sanctions on Russian oil. In short, it was an outstanding year for the Energy sector as it was the only positive sector in the S&P 500.

Coming in a distant second through fourth place were sectors down single digits which in 2022 was a win versus the S&P 500. Consumer Staples, Health Care, Utilities, and Industrials declined between 3.9 – 9.7% in 2022. These value focused sectors were simply less impacted than growth sectors due to lower price to earnings valuations to begin with. Moving to the sectors that were down mid double digits were the Financial sector off 11.73% and the Materials sector off 16.92%. These sectors were the buffer between the single digit losers and the rest of the S&P 500 sectors which lost 25% or more for the year. Technology, Real Estate, Consumer Discretionary and Communications sectors lost between 25 – 37% in 2022.

Looking forward to 2023, US investors will be watching the Federal Reserve’s pace of interest rate increases, inflation data and geopolitical tensions with nations including China, Iran, and Russia. It would not be surprising to see equity market volatility remain at increased levels in 2023.

Past performance does not guarantee future results.

Investing involves risk; Principal loss is possible.

Fund holdings are subject to change and should not be considered a recommendation to buy or sell any security. Please see the Schedule of Investments for a complete list of Fund holdings.

S&P 500 Index: The S&P 500 is a market value weighted index and one of the common benchmarks for the U.S. stock market.

Amplify ETF Trust

Amplify High Income ETF

Fund Performance

October 31, 2022 (Unaudited)

Growth of a $10,000 Investment

(at Net Asset Value)

	ANNUALIZED RETURNS
	One Year		Three Year		Five Year		Ten Year		Inception to Date(a)
	Net Asset Value	Market Price	Net Asset Value	Market Price	Net Asset Value	Market Price	Net Asset Value	Market Price	Net Asset Value	Market Price
Amplify High Income ETF	-24.46%	-24.75%	-3.80%	-3.89%	-1.02%	-1.12%	2.56%	2.46%	3.76%	3.73%
Hybrid SWM/ISE High Income Index(b)	-24.28%	-24.28%	-3.31%	-3.31%	-0.51%	-0.51%	2.80%	2.80%	3.99%	3.99%
ISE High Income Index	-24.28%	-24.28%	-3.31%	-3.31%	-0.51%	-0.51%	2.58%(c)	2.58%(c)	3.33%(c)	3.33%(c)
S&P 500 Index	-14.61%	-14.61%	10.22%	10.22%	10.44%	10.44%	12.79%	12.79%	13.19%	13.19%

(a)   Fund commenced operations on June 11, 2012.

(b)   Reflects performance of Sustainable North American Oil Sands Index® through June 20, 2013 and ISE High Income Index thereafter.

(c)   This figure represents performance of the ISE High Income IndexTM after the change in the index strategy utilized by the Fund beginning on June 20, 2013, and not during the previous 10 years or since inception.

The Fund is the successor to the investment performance of the YieldShares High Income Fund (the “Predecessor High Income Fund”) as a result of the reorganization of the Predecessor High Income Fund into the Fund on October 7, 2019. Accordingly, the performance information shown in the chart and table above for periods prior to October 7, 2019 is that of the Predecessor High Income Fund’s Shares for the Fund. The Predecessor High Income Fund was managed by the same portfolio managers as the Fund and had substantially the same investment objectives, policies, and strategies as the Fund.

The performance data quoted herein represents past performance and the return and value of an investment in the Fund will fluctuate so that shares, when redeemed or sold in the market, may be worth more or less than their original cost. Prior to June 20, 2013, the Fund sought to provide investment results that, before fees and expenses, corresponded generally to the price and yield performance of the SWM Index. Past performance is no guarantee of future performance and should not be considered as a representation of the future results of the Fund. The Fund’s performance assumes the reinvestment of all dividends and all capital gains. Index returns assume reinvestment of dividends and, unlike a Fund’s returns, do not reflect any fees or expenses. If such fees and expenses were included in the index returns, the performance would have been lower. Please note that one cannot invest directly in an unmanaged index.

There are no assurances that the Fund will meet its stated objectives.

The Fund’s holdings and allocations are subject to change and should not be considered recommendations to buy individual securities.

Returns shown do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or the redemption of Fund shares.

Amplify ETF Trust

Amplify Online Retail ETF

Fund Performance

October 31, 2022 (Unaudited)

Growth of a $10,000 Investment

(at Net Asset Value)

	ANNUALIZED RETURNS
	One Year		Three Year		Five Year		Inception to Date(a)
	Net Asset Value	Market Price	Net Asset Value	Market Price	Net Asset Value	Market Price	Net Asset Value	Market Price
Amplify Online Retail ETF	-63.80%	-63.68%	-5.89%	-5.78%	1.56%	1.53%	7.63%	7.66%
EQM Online Retail Index	-63.90%	-63.90%	-5.67%	-5.67%	1.78%	1.78%	7.92%	7.92%
S&P 500 Index	-14.61%	-14.61%	10.22%	10.22%	10.44%	10.44%	11.85%	11.85%

(a)   Fund commenced operations on April 19, 2016.

The performance data quoted herein represents past performance and the return and value of an investment in the Fund will fluctuate so that shares, when redeemed or sold in the market, may be worth more or less than their original cost. Past performance is no guarantee of future performance and should not be considered as a representation of the future results of the Fund. The Fund’s performance assumes the reinvestment of all dividends and all capital gains. Index returns assume reinvestment of dividends and, unlike a Fund’s returns, do not reflect any fees or expenses. If such fees and expenses were included in the index returns, the performance would have been lower. Please note that one cannot invest directly in an unmanaged index.

There are no assurances that the Fund will meet its stated objectives.

The Fund’s holdings and allocations are subject to change and should not be considered recommendations to buy individual securities.

Returns shown do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or the redemption of Fund shares.

Amplify ETF Trust

Amplify CWP Enhanced Dividend Income ETF

Fund Performance

October 31, 2022 (Unaudited)

Growth of a $10,000 Investment

(at Net Asset Value)

	ANNUALIZED RETURNS
	One Year		Three Year		Five Year		Inception to Date(a)
	Net Asset Value	Market Price	Net Asset Value	Market Price	Net Asset Value	Market Price	Net Asset Value	Market Price
Amplify CWP Enhanced Dividend Income ETF	0.14%	0.24%	11.84%	11.95%	11.45%	11.40%	12.02%	12.05%
Cboe S&P 500 BuyWrite Index	-9.97%	-9.97%	1.80%	1.80%	3.04%	3.04%	4.24%	4.24%
Dow Jones Industrial Average	-8.62%	-8.62%	6.57%	6.57%	6.96%	6.96%	8.82%	8.82%

(a)   Fund commenced operations on December 13, 2016.

The performance data quoted herein represents past performance and the return and value of an investment in the Fund will fluctuate so that shares, when redeemed or sold in the market, may be worth more or less than their original cost. Past performance is no guarantee of future performance and should not be considered as a representation of the future results of the Fund. The Fund’s performance assumes the reinvestment of all dividends and all capital gains. Index returns assume reinvestment of dividends and, unlike a Fund’s returns, do not reflect any fees or expenses. If such fees and expenses were included in the index returns, the performance would have been lower. Please note that one cannot invest directly in an unmanaged index.

There are no assurances that the Fund will meet its stated objectives.

The Fund’s holdings and allocations are subject to change and should not be considered recommendations to buy individual securities.

Returns shown do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or the redemption of Fund shares.

Amplify ETF Trust

Amplify Transformational Data Sharing ETF

Fund Performance

October 31, 2022 (Unaudited)

Growth of a $10,000 Investment

(at Net Asset Value)

	ANNUALIZED RETURNS
	One Year		Three Year		Inception to Date(a)
	Net Asset Value	Market Price	Net Asset Value	Market Price	Net Asset Value	Market Price
Amplify Transformational Data Sharing ETF	-61.76%	-60.82%	6.53%	7.64%	2.31%	2.85%
MSCI AC World Index Net	-19.96%	-19.96%	4.85%	4.85%	3.81%	3.81%
S&P 500 Index	-14.61%	-14.61%	10.22%	10.22%	9.10%	9.10%

(a)   Fund commenced operations on January 16, 2018.

The performance data quoted herein represents past performance and the return and value of an investment in the Fund will fluctuate so that shares, when redeemed or sold in the market, may be worth more or less than their original cost. Past performance is no guarantee of future performance and should not be considered as a representation of the future results of the Fund. The Fund’s performance assumes the reinvestment of all dividends and all capital gains. Index returns assume reinvestment of dividends and, unlike a Fund’s returns, do not reflect any fees or expenses. If such fees and expenses were included in the index returns, the performance would have been lower. Please note that one cannot invest directly in an unmanaged index.

There are no assurances that the Fund will meet its stated objectives.

The Fund’s holdings and allocations are subject to change and should not be considered recommendations to buy individual securities.

Returns shown do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or the redemption of Fund shares.

Amplify ETF Trust

Amplify Lithium & Battery Technology ETF

Fund Performance

October 31, 2022 (Unaudited)

Growth of a $10,000 Investment

(at Net Asset Value)

	ANNUALIZED RETURNS
	One Year		Three Year		Inception to Date(a)
	Net Asset Value	Market Price	Net Asset Value	Market Price	Net Asset Value	Market Price
Amplify Lithium & Battery Technology ETF	-34.28%	-34.61%	7.95%	7.88%	-8.61%	-8.66%
EQM Lithium & Battery Technology Index(b)	-34.46%	-34.46%	N/A	N/A	7.95%	7.95%(c)
MSCI AC World Index Metals & Mining Net Index	-12.75%	-12.75%	9.53%	9.53%	4.56%	4.56%
S&P 500 Index	-14.61%	-14.61%	10.22%	10.22%	9.99%	9.99%

(a)   Fund commenced operations on June 4, 2018.

(b)   On October 14, 2020, the Fund ceased being an actively-managed fund and began following the EQM Lithium & Battery Technology Index. Therefore, the Fund’s performance and historical returns shown for the periods prior to October 14, 2020 are not necessarily indicative of the performance that the Fund, based on its current index and investment objective, would have generated. Performance data is not available for all the periods shown in the table for the Index because performance data does not exist for some of the entire periods.

(c)   This figure represents performance of the EQM Lithium & Battery Technology Index after the change in the index strategy utilized by the Fund beginning on October 14, 2020, and not since inception. The Net Asset Value return for the period beginning on October 14, 2020 was 7.73%.

The performance data quoted herein represents past performance and the return and value of an investment in the Fund will fluctuate so that shares, when redeemed or sold in the market, may be worth more or less than their original cost. Past performance is no guarantee of future performance and should not be considered as a representation of the future results of the Fund. The Fund’s performance assumes the reinvestment of all dividends and all capital gains. Index returns assume reinvestment of dividends and, unlike a Fund’s returns, do not reflect any fees or expenses. If such fees and expenses were included in the index returns, the performance would have been lower. Please note that one cannot invest directly in an unmanaged index.

There are no assurances that the Fund will meet its stated objectives.

The Fund’s holdings and allocations are subject to change and should not be considered recommendations to buy individual securities.

Returns shown do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or the redemption of Fund shares.

Amplify ETF Trust

Amplify BlackSwan Growth & Treasury Core ETF

Fund Performance

October 31, 2022 (Unaudited)

Growth of a $10,000 Investment

(at Net Asset Value)

	ANNUALIZED RETURNS
	One Year		Three Year		Inception to Date(a)
	Net Asset Value	Market Price	Net Asset Value	Market Price	Net Asset Value	Market Price
Amplify BlackSwan Growth & Treasury Core ETF	-26.77%	-26.79%	-1.45%	-1.65%	2.65%	2.63%
S-Network BlackSwan Core Total Return Index	-26.08%	-26.08%	-0.56%	-0.56%	3.58%	3.58%
S&P 500 Index	-14.61%	-14.61%	10.22%	10.22%	10.99%	10.99%

(a)   Fund commenced operations on November 5, 2018.

The performance data quoted herein represents past performance and the return and value of an investment in the Fund will fluctuate so that shares, when redeemed or sold in the market, may be worth more or less than their original cost. Past performance is no guarantee of future performance and should not be considered as a representation of the future results of the Fund. The Fund’s performance assumes the reinvestment of all dividends and all capital gains. Index returns assume reinvestment of dividends and, unlike a Fund’s returns, do not reflect any fees or expenses. If such fees and expenses were included in the index returns, the performance would have been lower. Please note that one cannot invest directly in an unmanaged index.

There are no assurances that the Fund will meet its stated objectives.

The Fund’s holdings and allocations are subject to change and should not be considered recommendations to buy individual securities.

Returns shown do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or the redemption of Fund shares.

Amplify ETF Trust

Amplify Emerging Markets FinTech ETF

Fund Performance

October 31, 2022 (Unaudited)

Growth of a $10,000 Investment

(at Net Asset Value)

	ANNUALIZED RETURNS
	One Year		Three Year		Inception to Date(a)
	Net Asset Value	Market Price	Net Asset Value	Market Price	Net Asset Value	Market Price
Amplify Emerging Markets FinTech ETF	-57.00%	-57.27%	-11.17%	-11.31%	-7.40%	-7.54%
Hybrid EQM International Ecommerce/EQM Emerging Markets Fintech Index(b)	-57.04%	-57.04%	-10.96%	-10.96%	-6.97%	-6.97%
EQM Emerging Markets FinTech Index	-51.12%	-51.12%	1.13%(c)	1.13%(c)	3.98%(c)	3.98%(c)
S&P 500 Index	-14.61%	-14.61%	10.22%	10.22%	12.66%	12.66%

(a)   Fund commenced operations on January 29, 2019.

(b)   Reflects performance of EQM International Ecommerce Index through February 9, 2022 and EQM Emerging Markets FinTech Index thereafter.

(c)   This figure represents performance of the EQM Emerging Markets FinTech Index after the change in the index strategy utilized by the Fund beginning on February 9, 2022, and not during the previous 3 years or since inception.

The performance data quoted herein represents past performance and the return and value of an investment in the Fund will fluctuate so that shares, when redeemed or sold in the market, may be worth more or less than their original cost. Past performance is no guarantee of future performance and should not be considered as a representation of the future results of the Fund. The Fund’s performance assumes the reinvestment of all dividends and all capital gains. Index returns assume reinvestment of dividends and, unlike a Fund’s returns, do not reflect any fees or expenses. If such fees and expenses were included in the index returns, the performance would have been lower. Please note that one cannot invest directly in an unmanaged index.

There are no assurances that the Fund will meet its stated objectives.

The Fund’s holdings and allocations are subject to change and should not be considered recommendations to buy individual securities.

Returns shown do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or the redemption of Fund shares.

Amplify ETF Trust

Amplify Seymour Cannabis ETF

Fund Performance

October 31, 2022 (Unaudited)

Growth of a $10,000 Investment

(at Net Asset Value)

	ANNUALIZED RETURNS
	One Year		Three Year		Inception to Date(a)
	Net Asset Value	Market Price	Net Asset Value	Market Price	Net Asset Value	Market Price
Amplify Seymour Cannabis ETF	-60.58%	-60.26%	-24.07%	-23.98%	-32.16%	-32.01%
S&P 500 Index	-14.61%	-14.61%	10.22%	10.22%	10.07%	10.07%

(a)   Fund commenced operations on July 22, 2019.

The performance data quoted herein represents past performance and the return and value of an investment in the Fund will fluctuate so that shares, when redeemed or sold in the market, may be worth more or less than their original cost. Past performance is no guarantee of future performance and should not be considered as a representation of the future results of the Fund. The Fund’s performance assumes the reinvestment of all dividends and all capital gains. Index returns assume reinvestment of dividends and, unlike a Fund’s returns, do not reflect any fees or expenses. If such fees and expenses were included in the index returns, the performance would have been lower. Please note that one cannot invest directly in an unmanaged index.

There are no assurances that the Fund will meet its stated objectives.

The Fund’s holdings and allocations are subject to change and should not be considered recommendations to buy individual securities.

Returns shown do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or the redemption of Fund shares.

Amplify ETF Trust

Amplify BlackSwan ISWN ETF

Fund Performance

October 31, 2022 (Unaudited)

Growth of a $10,000 Investment

(at Net Asset Value)

	ANNUALIZED RETURNS
	One Year		Inception to Date(a)
	Net Asset Value	Market Price	Net Asset Value	Market Price
Amplify BlackSwan ISWN ETF	-29.51%	-29.45%	-16.95%	-16.96%
S-Network BlackSwan International Index	-28.87%	-28.87%	-16.36%	-16.36%
MSCI EAFE Net Index	-23.00%	-23.00%	-9.47%	-9.47%

(a)   Fund commenced operations on January 25, 2021.

The performance data quoted herein represents past performance and the return and value of an investment in the Fund will fluctuate so that shares, when redeemed or sold in the market, may be worth more or less than their original cost. Past performance is no guarantee of future performance and should not be considered as a representation of the future results of the Fund. The Fund’s performance assumes the reinvestment of all dividends and all capital gains. Index returns assume reinvestment of dividends and, unlike a Fund’s returns, do not reflect any fees or expenses. If such fees and expenses were included in the index returns, the performance would have been lower. Please note that one cannot invest directly in an unmanaged index.

There are no assurances that the Fund will meet its stated objectives.

The Fund’s holdings and allocations are subject to change and should not be considered recommendations to buy individual securities.

Returns shown do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or the redemption of Fund shares.

Amplify ETF Trust

Amplify Thematic All-Stars ETF

Fund Performance

October 31, 2022 (Unaudited)

Growth of a $10,000 Investment

(at Net Asset Value)

	ANNUALIZED RETURNS
	One Year		Inception to Date(a)
	Net Asset Value	Market Price	Net Asset Value	Market Price
Amplify Thematic All-Stars ETF	-43.07%	-43.39%	-29.18%	-29.34%
ETF All-Stars Thematic Composite Index	-42.87%	-42.87%	-28.81%	-28.81%
S&P 500 Index	-14.61%	-14.61%	-6.85%	-6.85%

(a)   Fund commenced operations on July 20, 2021.

The performance data quoted herein represents past performance and the return and value of an investment in the Fund will fluctuate so that shares, when redeemed or sold in the market, may be worth more or less than their original cost. Past performance is no guarantee of future performance and should not be considered as a representation of the future results of the Fund. The Fund’s performance assumes the reinvestment of all dividends and all capital gains. Index returns assume reinvestment of dividends and, unlike a Fund’s returns, do not reflect any fees or expenses. If such fees and expenses were included in the index returns, the performance would have been lower. Please note that one cannot invest directly in an unmanaged index.

There are no assurances that the Fund will meet its stated objectives.

The Fund’s holdings and allocations are subject to change and should not be considered recommendations to buy individual securities.

Returns shown do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or the redemption of Fund shares.

Amplify ETF Trust

Amplify Digital & Online Trading ETF

Fund Performance

October 31, 2022 (Unaudited)

Growth of a $10,000 Investment

(at Net Asset Value)

	ANNUALIZED RETURNS
	One Year		Inception to Date(a)
	Net Asset Value	Market Price	Net Asset Value	Market Price
Amplify Digital & Online Trading ETF	-46.83%	-46.93%	-40.38%	-40.37%
BlueStar® Global E-Brokers and Digital Capital Markets Index	-46.83%	-46.83%	-40.34%	-40.34%
S&P 500 Index	-14.61%	-14.61%	-8.68%	-8.68%

(a)   Fund commenced operations on September 21, 2021.

The performance data quoted herein represents past performance and the return and value of an investment in the Fund will fluctuate so that shares, when redeemed or sold in the market, may be worth more or less than their original cost. Past performance is no guarantee of future performance and should not be considered as a representation of the future results of the Fund. The Fund’s performance assumes the reinvestment of all dividends and all capital gains. Index returns assume reinvestment of dividends and, unlike a Fund’s returns, do not reflect any fees or expenses. If such fees and expenses were included in the index returns, the performance would have been lower. Please note that one cannot invest directly in an unmanaged index.

There are no assurances that the Fund will meet its stated objectives.

The Fund’s holdings and allocations are subject to change and should not be considered recommendations to buy individual securities.

Returns shown do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or the redemption of Fund shares.

Amplify ETF Trust

Amplify BlackSwan Tech & Treasury ETF

Fund Performance

October 31, 2022 (Unaudited)

Growth of a $10,000 Investment

(at Net Asset Value)

	TOTAL RETURN FOR THE PERIOD ENDED OCTOBER 31, 2022
	Inception to Date(a)
	Net Asset Value	Market Price
Amplify BlackSwan Tech & Treasury ETF	-31.07%	-31.05%
S-Network BlackSwan Tech & Treasury Index	-30.95%	-30.95%
Nasdaq 100 Total Return Index	-29.94%	-29.94%

(a)   Fund commenced operations on December 8, 2021.

The performance data quoted herein represents past performance and the return and value of an investment in the Fund will fluctuate so that shares, when redeemed or sold in the market, may be worth more or less than their original cost. Past performance is no guarantee of future performance and should not be considered as a representation of the future results of the Fund. The Fund’s performance assumes the reinvestment of all dividends and all capital gains. Index returns assume reinvestment of dividends and, unlike a Fund’s returns, do not reflect any fees or expenses. If such fees and expenses were included in the index returns, the performance would have been lower. Please note that one cannot invest directly in an unmanaged index.

There are no assurances that the Fund will meet its stated objectives.

The Fund’s holdings and allocations are subject to change and should not be considered recommendations to buy individual securities.

Returns shown do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or the redemption of Fund shares.

Amplify ETF Trust

Amplify Inflation Fighter ETF

Fund Performance

October 31, 2022 (Unaudited)

Growth of a $10,000 Investment

(at Net Asset Value)

	TOTAL RETURN FOR THE PERIOD ENDED OCTOBER 31, 2022
	Inception to Date(a)
	Net Asset Value	Market Price
Amplify Inflation Fighter ETF	-17.76%(b)	-17.93%
S&P 500 Index	-13.80%	-13.80%

(a)   Fund commenced operations on February 1, 2022.

(b)   Return calculated using traded NAV.

The performance data quoted herein represents past performance and the return and value of an investment in the Fund will fluctuate so that shares, when redeemed or sold in the market, may be worth more or less than their original cost. Past performance is no guarantee of future performance and should not be considered as a representation of the future results of the Fund. The Fund’s performance assumes the reinvestment of all dividends and all capital gains. Index returns assume reinvestment of dividends and, unlike a Fund’s returns, do not reflect any fees or expenses. If such fees and expenses were included in the index returns, the performance would have been lower. Please note that one cannot invest directly in an unmanaged index.

There are no assurances that the Fund will meet its stated objectives.

The Fund’s holdings and allocations are subject to change and should not be considered recommendations to buy individual securities.

Returns shown do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or the redemption of Fund shares.

Amplify ETF Trust

Amplify Natural Resources Dividend Income ETF

Fund Performance

October 31, 2022 (Unaudited)

Growth of a $10,000 Investment

(at Net Asset Value)

	TOTAL RETURN FOR THE PERIOD ENDED OCTOBER 31, 2022
	Inception to Date(a)
	Net Asset Value	Market Price
Amplify Natural Resources Dividend Income ETF	-2.16%	-2.12%
EQM Natural Resources Dividend Income Index	-1.71%	-1.71%
MSCI AC World Index Ex USA Net Index	-9.04%	-9.04%

(a)   Fund commenced operations on August 23, 2022.

The performance data quoted herein represents past performance and the return and value of an investment in the Fund will fluctuate so that shares, when redeemed or sold in the market, may be worth more or less than their original cost. Past performance is no guarantee of future performance and should not be considered as a representation of the future results of the Fund. The Fund’s performance assumes the reinvestment of all dividends and all capital gains. Index returns assume reinvestment of dividends and, unlike a Fund’s returns, do not reflect any fees or expenses. If such fees and expenses were included in the index returns, the performance would have been lower. Please note that one cannot invest directly in an unmanaged index.

There are no assurances that the Fund will meet its stated objectives.

The Fund’s holdings and allocations are subject to change and should not be considered recommendations to buy individual securities.

Returns shown do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or the redemption of Fund shares.

Amplify ETF Trust

Amplify International Enhanced Dividend Income ETF

Fund Performance

October 31, 2022 (Unaudited)

Growth of a $10,000 Investment

(at Net Asset Value)

	TOTAL RETURN FOR THE PERIOD ENDED OCTOBER 31, 2022
	Inception to Date(a)
	Net Asset Value	Market Price
Amplify International Enhanced Dividend Income ETF	-2.14%	-2.02%
MSCI AC World Index Ex USA Net Index	-4.30%	-4.30%

(a)   Fund commenced operations on September 7, 2022.

The performance data quoted herein represents past performance and the return and value of an investment in the Fund will fluctuate so that shares, when redeemed or sold in the market, may be worth more or less than their original cost. Past performance is no guarantee of future performance and should not be considered as a representation of the future results of the Fund. The Fund’s performance assumes the reinvestment of all dividends and all capital gains. Index returns assume reinvestment of dividends and, unlike a Fund’s returns, do not reflect any fees or expenses. If such fees and expenses were included in the index returns, the performance would have been lower. Please note that one cannot invest directly in an unmanaged index.

There are no assurances that the Fund will meet its stated objectives.

The Fund’s holdings and allocations are subject to change and should not be considered recommendations to buy individual securities.

Returns shown do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or the redemption of Fund shares.

Amplify ETF Trust

Amplify High Income ETF

Schedule of Investments

October 31, 2022

Description	Shares	Value
INVESTMENT COMPANIES — 99.6%
Equity — 9.7%
Aberdeen Total Dynamic Dividend Fund	1,111,632	$8,337,240
BlackRock Enhanced Global Dividend Trust	431,140	4,031,159
BlackRock Enhanced International Dividend Trust	1,372,183	6,408,095
Liberty All-Star Equity Fund	1,664,790	10,121,923
		28,898,417
Fixed Income — 89.9%
Aberdeen Asia-Pacific Income Fund, Inc.	3,070,075	7,276,078
AllianceBernstein Global High Income Fund, Inc.	680,950	6,516,691
Blackrock Capital Allocation Trust(a)	356,925	5,121,874
BlackRock Core Bond Trust	329,747	3,320,552
BlackRock Corporate High Yield Fund, Inc.	333,862	2,904,599
BlackRock Credit Allocation Income Trust	884,600	8,713,310
BlackRock Multi-Sector Income Trust	237,046	3,420,574
BlackRock Taxable Municipal Bond Trust	363,731	6,230,712
Blackstone Strategic Credit Fund	677,995	7,132,507
Brookfield Real Assets Income Fund, Inc.	530,104	9,144,294
Cohen & Steers Limited Duration Preferred and Income Fund, Inc.	200,232	3,810,415
Cohen & Steers Tax-Advantaged Preferred Securities & Income Fund(a)	497,768	8,755,739
DoubleLine Income Solutions Fund	763,585	8,483,429
DoubleLine Yield Opportunities Fund	633,775	8,321,466
Eaton Vance Limited Duration Income Fund	172,791	1,632,875
First Trust High Yield Opportunities 2027 Term Fund(a)	644,334	8,930,469
Description	Shares	Value
First Trust Intermediate Duration Preferred & Income Fund	488,869	$8,012,563
Flaherty & Crumrine Preferred and Income Securities Fund, Inc.	153,564	2,275,819
Guggenheim Active Allocation Fund/DE	402,206	5,417,715
Highland Income Fund	693,571	7,816,545
Invesco Senior Income Trust	2,349,535	8,834,252
Invesco Value Municipal Income Trust	164,326	1,853,597
MainStay CBRE Global Infrastructure Megatrends Fund	561,192	7,351,615
Nuveen AMT-Free Municipal Credit Income Fund	210,463	2,321,407
Nuveen Credit Strategies Income Fund	1,731,052	8,724,502
Nuveen Floating Rate Income Fund	565,110	4,492,625
Nuveen Municipal Credit Income Fund	336,257	3,641,663
Nuveen Preferred & Income Opportunities Fund	1,024,887	7,553,417
Nuveen Preferred & Income Securities Fund	1,178,889	7,945,712
Oxford Lane Capital Corp.(a)	1,763,220	9,380,330
PGIM Global High Yield Fund, Inc.	807,910	8,571,925
PIMCO Access Income Fund	598,868	9,414,205
PIMCO Corporate & Income Opportunity Fund	663,938	8,027,010
PIMCO Corporate & Income Strategy Fund	131,439	1,621,957
Pimco Dynamic Income Fund	519,832	10,313,467
PIMCO Dynamic Income Opportunities Fund	665,280	8,828,266
PIMCO High Income Fund	1,155,311	5,545,493
PIMCO Income Strategy Fund II	789,331	5,722,650
Thornburg Income Builder Opportunities Trust	610,076	8,229,925
Western Asset Diversified Income Fund	656,494	8,153,656
Western Asset Emerging Markets Debt Fund, Inc.	1,024,358	8,297,300
		268,063,200
Total Investment Companies (Cost $376,077,910)		296,961,617

MONEY MARKET FUNDS — 0.0%(b)
Invesco Government & Agency Portfolio - Institutional Class — 3.05%(c)	58,426	58,426
Total Money Market Funds (Cost $58,426)		58,426

The accompanying notes are an integral part of the financial statements.

Amplify ETF Trust

Amplify High Income ETF

Schedule of Investments

October 31, 2022 (Continued)

Description	Shares	Value
INVESTMENTS PURCHASED WITH PROCEEDS FROM SECURITIES LENDING — 2.7%
First American Government Obligations Fund - Class X — 2.89%(c)	7,842,075	$7,842,075
Total Investments Purchased with Proceeds from Securities Lending (Cost $7,842,075)		7,842,075

Total Investments — 102.3% (Cost $383,978,411)		$304,862,118

Percentages are based on Net Assets of $298,061,672.

(a)  All or a portion of this security is out on loan as of October 31, 2022. Total value of securities out on loan is $7,590,447 or 2.5% of net assets.

(b)  Less than 0.05%.

(c)  Seven-day yield as of October 31, 2022.

The accompanying notes are an integral part of the financial statements.

Amplify ETF Trust

Amplify Online Retail ETF

Schedule of Investments

October 31, 2022

Description	Shares	Value
COMMON STOCKS — 99.5%
Marketplace — 43.3%
Affirm Holdings, Inc.(a)	158,033	$3,171,722
Alibaba Group Holding Ltd.(a)	154,200	1,207,135
BigCommerce Holdings, Inc.(a)	245,430	3,647,090
Copart, Inc.(a)	42,239	4,858,330
Coupang, Inc.(a)	139,438	2,408,094
Dada Nexus Ltd. - ADR(a)	224,877	694,870
Delivery Hero SE(a)(b)	52,267	1,722,623
DingDong Cayman Ltd. - ADR(a)	355,094	933,897
DoorDash, Inc. - Class A(a)	61,478	2,676,137
Etsy, Inc.(a)	45,916	4,311,972
Fiverr International Ltd.(a)	32,081	992,907
Global-e Online Ltd.(a)	75,084	1,898,874
Groupon, Inc.(a)(c)	258,851	1,907,732
JD.com, Inc. - Class A	62,800	1,160,852
Jumia Technologies AG - ADR(a)(c)	238,398	1,182,454
Just Eat Takeaway.com NV(a)(b)	73,187	1,255,597
KE Holdings, Inc. - ADR(a)	129,372	1,317,007
Liquidity Services, Inc.(a)	339,589	5,834,139
Lyft, Inc. - Class A(a)	232,796	3,408,133
Meituan - Class B(a)(b)	89,700	1,426,122
MercadoLibre, Inc.(a)	1,830	1,649,965
Ozon Holdings PLC - ADR(a)(c)(d)	106,678	—
PayPal Holdings, Inc.(a)	54,132	4,524,353
Pinduoduo, Inc. - ADR(a)	41,107	2,253,897
Poshmark, Inc. - Class A(a)	397,390	7,097,385
Rakuten Group, Inc.	262,500	1,175,729
Sea Ltd. - ADR(a)	20,678	1,027,283
Shopify, Inc. - Class A(a)	38,400	1,314,432
The RealReal, Inc.(a)	846,392	1,430,403
ThredUp, Inc. - Class A(a)	692,293	851,520
Uber Technologies, Inc.(a)	178,621	4,745,960
Upwork, Inc.(a)	226,392	3,044,972
Vivid Seats, Inc. - Class A(a)(c)	498,418	4,087,028
VTEX - Class A(a)	330,539	1,381,653
		80,600,267
Description	Shares	Value
Traditional Retail — 45.7%
1-800-Flowers.com, Inc. - Class A(a)	428,621	$3,124,647
About You Holding SE(a)(c)	172,756	844,240
Allegro.eu SA(a)(b)	367,684	1,786,781
Amazon.com, Inc.(a)	39,848	4,082,029
ASKUL Corp.	154,300	1,613,615
ASOS PLC(a)	108,156	698,929
Boozt AB(a)(b)	180,983	1,321,163
CarParts.com, Inc.(a)	580,236	2,715,504
Carvana Co.(a)(c)	84,152	1,138,577
Chegg, Inc.(a)	246,163	5,309,736
Chewy, Inc. - Class A(a)(c)	154,384	5,979,292
Dustin Group AB(b)	273,028	1,137,493
eBay, Inc.	92,237	3,674,722
Farfetch Ltd. - Class A(a)	166,160	1,409,037
Figs, Inc. - Class A(a)	304,379	2,246,317
HelloFresh SE(a)	45,946	919,928
IAC, Inc.(a)	57,794	2,813,412
Lands’ End, Inc.(a)	349,029	3,657,824
MYT Netherlands Parent BV - ADR(a)(c)	155,224	1,774,210
Netflix, Inc.(a)	24,609	7,182,875
Newegg Commerce, Inc.(a)(c)	787,921	1,709,789
Ocado Group PLC(a)	165,539	896,806
Oisix ra daichi, Inc.(a)(c)	89,700	1,015,267
Overstock.com, Inc.(a)	128,368	2,984,556
Peloton Interactive, Inc. - Class A(a)	268,260	2,253,384
PetMed Express, Inc.	226,340	4,825,569
Rent the Runway, Inc. - Class A(a)(c)	755,889	1,473,984
Revolve Group, Inc.(a)	135,615	3,254,760
Shutterstock, Inc.	71,783	3,591,304
Spotify Technology SA(a)	16,564	1,334,727
Stitch Fix, Inc. - Class A(a)	469,950	1,879,800
Vipshop Holdings Ltd. - ADR(a)	223,270	1,556,192
Wayfair, Inc. - Class A(a)(c)	55,308	2,097,279
Zalando SE(a)(b)	47,244	1,089,251
ZOZO, Inc.	85,000	1,809,240
		85,202,239
Travel — 10.5%
Airbnb, Inc. - Class A(a)	32,143	3,436,408
Booking Holdings, Inc.(a)	2,395	4,477,405
Expedia Group, Inc.(a)	33,570	3,137,788
MakeMyTrip Ltd.(a)	71,877	2,000,337
Trip.com Group Ltd.(a)	80,450	1,775,103
TripAdvisor, Inc.(a)	204,445	4,828,991
		19,656,032
Total Common Stocks (Cost $472,370,218)		185,458,538

The accompanying notes are an integral part of the financial statements.

Amplify ETF Trust

Amplify Online Retail ETF

Schedule of Investments

October 31, 2022 (Continued)

Description	Shares	Value
MONEY MARKET FUNDS — 0.5%
Invesco Government & Agency Portfolio - Institutional Class — 3.05%(e)	926,389	$926,389
Total Money Market Funds (Cost $926,389)		926,389

INVESTMENTS PURCHASED WITH PROCEEDS FROM SECURITIES LENDING — 9.5%
First American Government Obligations Fund - Class X — 2.89%(e)	17,601,618	17,601,618
Total Investments Purchased with Proceeds from Securities Lending (Cost $17,601,618)		17,601,618

Total Investments — 109.5% (Cost $490,898,225)		$203,986,545

Percentages are based on Net Assets of $186,359,612.

ADR - American Depositary Receipt

(a)  Non-income producing security.

(b)  Security exempt from registration under Rule 144(a) and Regulation S of the Securities Act of 1933. Such securities are treated as liquid securities, according to the Fund’s liquidity guidelines. At October 31, 2022 the value of these securities amounted to $9,739,030 or 5.2% of net assets.

(c)  All or a portion of this security is out on loan as of October 31, 2022. Total value of securities out on loan is $15,041,227 or 8.1% of net assets.

(d)  Illiquid security. At October 31, 2022, the value of this security amounted to $0 or 0.0% of net assets. The Fund has fair valued this security. Value is determined using significant unobservable inputs.

(e)   Seven-day yield as of October 31, 2022.

For Fund compliance purposes, the Fund’s industry classifications refer to any one or more of the industry sub-classifications used by one or more widely recognized market indexes or ratings group indexes, and/or they may be defined by Fund management. This definition may not apply for purposes of this report, which may combine sub-classifications for reporting ease. Industries are shown as a percentage of net assets.

The accompanying notes are an integral part of the financial statements.

Amplify ETF Trust

Amplify CWP Enhanced Dividend Income ETF

Schedule of Investments

October 31, 2022

Description	Shares	Value
COMMON STOCKS — 89.4%
Communication Services — 1.1%
Verizon Communications, Inc.	636,584	$23,789,144

Consumer Discretionary — 10.4%
McDonald’s Corp.	419,879	114,484,208
The Home Depot, Inc.	354,133	104,869,406
		219,353,614
Consumer Staples — 8.7%
General Mills, Inc.	1,031,553	84,154,094
The Procter & Gamble Co.	732,590	98,657,895
		182,811,989
Energy — 11.1%
Chevron Corp.	710,057	128,449,312
Devon Energy Corp.	1,341,658	103,777,246
		232,226,558
Financials — 11.4%
Aflac, Inc.	546,496	35,582,354
JPMorgan Chase & Co.(a)	801,885	100,941,284
The Goldman Sachs Group, Inc.	299,488	103,176,611
		239,700,249
Health Care — 16.2%
Johnson & Johnson	609,246	105,990,526
Merck & Co., Inc.	1,068,305	108,112,466
UnitedHealth Group, Inc.	225,771	125,336,771
		339,439,763
Industrials — 10.9%
Deere & Co.	157,395	62,300,089
Lockheed Martin Corp.	144,021	70,092,140
United Parcel Service, Inc. - Class B	578,718	97,091,519
		229,483,748
Description	Shares	Value
Information Technology — 14.7%
Apple, Inc.	254,215	$38,981,328
Cisco Systems, Inc.	1,403,545	63,763,050
Microsoft Corp.(a)	429,787	99,766,456
Visa, Inc. - Class A(a)	512,924	106,257,336
		308,768,170
Materials — 2.3%
Dow, Inc.	634,843	29,672,562
Nucor Corp.	148,625	19,526,352
		49,198,914
Utilities — 2.6%
Duke Energy Corp.	577,678	53,828,036
Total Common Stocks (Cost $1,809,298,906)		1,878,600,185

EXCHANGE TRADED FUNDS — 2.4%
SPDR Bloomberg 1-3 Month T-Bill ETF	562,782	51,545,203
Total Exchange Traded Funds (Cost $51,537,372)		51,545,203

Total Investments — 91.8% (Cost $1,860,836,278)		$1,930,145,388

Percentages are based on Net Assets of $2,101,790,132.

(a)  All or portion of this security is held as collateral for the options written. At October 31, 2022, the value of these securities amounted to $1,900,000 or 0.1% of net assets.

The Global Industry Classification Standard (GICS®) was developed by and/or is the exclusive property of MSCI, Inc. and Standard & Poor Financial Services LLC ("S&P"). GICS® is a service mark of MSCI, Inc. and S&P and has been licensed for use by U.S. Bank Global Fund Services.
The accompanying notes are an integral part of the financial statements.

Amplify ETF Trust

Amplify CWP Enhanced Dividend Income ETF

Schedule of Options Written

October 31, 2022

	Contracts	Notional Amount	Value
Call Options Written(a) — (0.0)%(b)
JPMorgan Chase & Co., Expires 11/18/2022, Strike Price $135.00	6,000	$(75,528,000)	$(312,000)
Microsoft Corp., Expires 11/04/2022, Strike Price $237.50	3,000	(69,639,000)	(544,500)
Visa, Inc., Expires 11/18/2022, Strike Price $220.00	4,500	(93,222,000)	(477,000)
Total Call Options Written
(Premiums Received $1,364,973)			$(1,333,500)

(a)  Exchange Traded.

(b)  Less than 0.05%.

The accompanying notes are an integral part of the financial statements.

Amplify ETF Trust

Amplify Transformational Data Sharing ETF

Schedule of Investments

October 31, 2022

Sector Weightings (Unaudited)(*)

34.3% Software & Services
15.8% Diversified Financials
6.8% Banks
3.2% Retailing
3.0% Media & Entertainment
2.9% Semiconductors & Semiconductor Equipment
2.0% Technology Hardware & Equipment
0.9% Food & Staples Retailing
0.3% Energy
1.4% Convertible Bonds
2.6% Exchange Traded Funds
1.4% Money Market Funds
25.4% Investments Purchased with Proceeds from Securities Lending

(*) Percentages based on total investments.

Description	Shares	Value
COMMON STOCKS — 92.5%
Banks — 9.1%
Customers Bancorp, Inc.(a)	284,314	$9,578,539
New York Community Bancorp, Inc.(b)	709,375	6,604,281
NU Holdings Ltd./Cayman Islands - Class A(a)	613,288	3,066,440
Signature Bank/New York NY	43,935	6,965,016
Silvergate Capital Corp.(a)	282,578	16,039,127
		42,253,403
Diversified Financials — 21.1%
CME Group, Inc.	107,319	18,598,383
Coinbase Global, Inc. - Class A(a)(b)	265,796	17,608,985
Galaxy Digital Holdings Ltd.(a)(b)	2,517,218	12,250,270
Mogo, Inc(a)(b)(c)	4,649,215	3,610,115
Nocturne Acquisition Corp.(a)(c)(d)	343,695	3,766,897
Robinhood Markets, Inc. - Class A(a)(b)	454,559	5,309,249
SBI Holdings, Inc./Japan	1,131,768	20,459,278
Vontobel Holding AG	83,669	4,712,570
WisdomTree Investments, Inc.	2,138,911	11,614,287
		97,930,034
Energy — 0.5%
Texas Pacific Land Corp.	927	2,135,687

Food & Staples Retailing — 1.3%
Walmart, Inc.	41,112	5,851,471
Description	Shares	Value
Media & Entertainment — 4.0%
Meta Platforms, Inc. - Class A(a)	7,015	$653,517
ROBLOX Corp. - Class A(a)	216,830	9,700,974
Z Holdings Corp.	3,203,895	8,286,883
		18,641,374
Retailing — 4.3%
Overstock.com, Inc.(a)(b)	860,869	20,015,204
Semiconductors & Semiconductor Equipment — 3.8%
Advanced Micro Devices, Inc.(a)	71,957	4,321,738
Intel Corp.	150,600	4,281,558
NVIDIA Corp.	36,072	4,868,638
Taiwan Semiconductor Manufacturing Co. Ltd. - ADR	72,237	4,446,187
		17,918,121
Software & Services — 45.8%
Accenture PLC – Class A	84,975	24,124,403
BIGG Digital Assets, Inc.(a)	5,133,253	1,243,420
Bitfarms Ltd./Canada(a)(b)	6,270,052	6,029,117
Block, Inc.(a)	228,633	13,733,984
Core Scientific, Inc.(a)(b)	1,106,806	221,361
Digital Garage, Inc.	506,342	12,156,703
GMO internet group, Inc.	1,142,332	19,751,408
Hive Blockchain Technologies(a)(b)(c)	3,334,976	10,403,823
Hut 8 Mining Corp.(a)(b)	6,572,022	14,761,542
International Business Machines Corp.	186,163	25,744,481
Marathon Digital Holdings, Inc.(a)(b)	1,150,412	15,081,901
Mastercard, Inc. - Class A	21,361	7,010,253
MicroStrategy, Inc.(a)(b)	101,066	27,036,166
Oracle Corp.	73,040	5,702,233
PayPal Holdings, Inc.(a)	120,703	10,088,357
Riot Blockchain, Inc.(a)(b)	1,901,301	13,099,964
Visa, Inc. - Class A	31,631	6,552,678
		212,741,794
Technology Hardware & Equipment — 2.6%
Canaan, Inc. - ADR(a)(b)	1,963,430	5,693,947
CompoSecure, Inc.(a)(b)	1,190,768	6,358,701
		12,052,648
Total Common Stocks (Cost $931,352,801)		429,539,736

	Par Value
CONVERTIBLE BONDS — 1.8%
Core Scientific, Inc. 4.000% Cash and 6.000% PIK, 04/19/2025(c)(e)(f)	$28,320,319	8,496,096
Total Convertible Bonds (Cost $28,310,456)		8,496,096

The accompanying notes are an integral part of the financial statements.

Amplify ETF Trust

Amplify Transformational Data Sharing ETF

Schedule of Investments

October 31, 2022 (Continued)

Description	Shares	Value
EXCHANGE TRADED FUNDS — 3.4%
3iQ CoinShares Bitcoin ETF(a)(c)	2,197,896	$7,384,931
Bitcoin ETF(a)	137,985	1,045,926
Purpose Bitcoin ETF(a)	1,970,363	7,428,268
Total Exchange Traded Funds (Cost $39,713,438)		15,859,125

MONEY MARKET FUNDS — 1.9%
Invesco Government & Agency Portfolio - Institutional Class — 3.05%(g)	8,794,764	8,794,764
Total Money Market Funds (Cost $8,794,764)		8,794,764

INVESTMENTS PURCHASED WITH PROCEEDS FROM SECURITIES LENDING — 33.9%
First American Government Obligations Fund - Class X — 2.89% (g)	157,157,932	157,157,932
Total Investments Purchased with Proceeds from Securities Lending (Cost $157,157,932)		157,157,932

Total Investments — 133.5% (Cost $1,165,329,391)		$619,847,653

Percentages are based on Net Assets of $464,298,385.

ADR - American Depositary Receipt

PIK - Payment In-Kind

(a)  Non-income producing security.

(b)  All or a portion of this security is out on loan as of October 31, 2022. Total value of securities out on loan is $143,216,063 or 30.8% of net assets.

(c)  Illiquid security. At October 31, 2022, the value of these securities amounted to $33,661,862 or 7.3% of net assets.

(d)  Special Purpose Acquisition Company.

(e)  The Fund has fair valued this security. Value is determined using significant unobservable inputs.

(f)  Restricted. Acquired on September 24, 2021. Item identified as in default as to the payment of interest.

(g)  Seven-day yield as of October 31, 2022.

For Fund compliance purposes, the Fund’s industry classifications refer to any one or more of the industry sub-classifications used by one or more widely recognized market indexes or ratings group indexes, and/or they may be defined by Fund management. This definition may not apply for purposes of this report, which may combine sub-classifications for reporting ease. Industries are shown as a percentage of net assets.

The Global Industry Classification Standard (GICS®) was developed by and/or is the exclusive property of MSCI, Inc. and Standard & Poor’s Financial Services LLC (“S&P”). GICS® is a service mark of MSCI, Inc. and S&P and has been licensed for use by U.S. Bank Global Fund Services.

The accompanying notes are an integral part of the financial statements.

Amplify ETF Trust

Amplify Transformational Data Sharing ETF

Schedule of Securities Sold Short

October 31, 2022

Description	Shares	Value
COMMON STOCKS — 0.0%(a)
Software & Services — 0.0%(a)
Argo Blockchain PLC(b)	1,043,488	$89,750
Total Common Stocks (Proceeds $84,041)		89,750
Total Securities Sold Short — 0.0%(a) (Proceeds $84,041)		$89,750

Percentages are based on Net Assets of $464,298,385.

(a)  Less than 0.05%.

(b)  Non-income producing security.

For Fund compliance purposes, the Fund’s industry classifications refer to any one or more of the industry sub-classifications used by one or more widely recognized market indexes or ratings group indexes, and/or they may be defined by Fund management. This definition may not apply for purposes of this report, which may combine sub-classifications for reporting ease. Industries are shown as a percentage of net assets.

The Global Industry Classification Standard (GICS®) was developed by and/or is the exclusive property of MSCI, Inc. and Standard & Poor’s Financial Services LLC (“S&P”). GICS® is a service mark of MSCI, Inc. and S&P and has been licensed for use by U.S. Bank Global Fund Services.

The accompanying notes are an integral part of the financial statements.

Amplify ETF Trust

Amplify Lithium & Battery Technology ETF

Schedule of Investments

October 31, 2022

Description	Shares	Value
COMMON STOCKS — 99.8%
Consumer Discretionary — 18.5%
BYD Co. Ltd. - Class H	306,625	$6,863,238
EVgo, Inc.(a)(b)	122,622	908,629
Li Auto, Inc. - ADR(a)	94,485	1,286,886
Lucid Group, Inc.(a)(b)	156,402	2,234,985
NIO, Inc. - ADR(a)	148,718	1,438,103
Panasonic Holdings Corp.	340,666	2,438,811
QuantumScape Corp.(a)(b)	33,188	276,456
Rivian Automotive, Inc. - Class A(a)	73,346	2,564,910
Tesla, Inc.(a)	44,733	10,178,547
Volta, Inc.(a)(b)	380,814	422,703
XPeng, Inc. - ADR(a)	79,315	525,065
Yadea Group Holdings Ltd.(c)	266,850	407,262
		29,545,595
Industrials — 18.6%
Blink Charging Co.(a)(b)	45,330	670,884
ChargePoint Holdings, Inc.(a)(b)	92,343	1,290,955
Contemporary Amperex Technology Co. Ltd.	185,737	9,489,164
Ecopro BM Co. Ltd.	19,833	1,602,568
Description	Shares	Value
EnerSys	18,114	$1,200,777
Eve Energy Co. Ltd.	248,385	2,826,007
FREYR Battery SA(a)(b)	99,329	1,322,069
FuelCell Energy, Inc.(a)(b)	250,611	781,906
GS Yuasa Corp.	62,936	959,521
Hyliion Holdings Corp.(a)(b)	232,548	662,762
Li-Cycle Holdings Corp.(a)(b)	146,051	870,464
Lightning eMotors, Inc.(a)(b)	231,276	356,165
Microvast Holdings, Inc.(a)(b)	388,465	951,739
Nikola Corp.(a)(b)	161,780	613,146
Plug Power, Inc.(a)	85,462	1,365,683
Proterra, Inc.(a)	164,022	1,023,497
The Lion Electric Co.(a)(b)	193,826	587,293
Varta AG(b)	14,671	393,927
Wallbox NV(a)	113,792	796,544
Wuxi Lead Intelligent Equipment Co. Ltd.	271,474	1,863,115
		29,628,186
Information Technology — 10.3%
Dynapack International Technology Corp.	427,549	907,575
Iljin Materials Co. Ltd.	21,288	905,650
L&F Co. Ltd.(a)	8,455	1,335,515
NAURA Technology Group Co. Ltd.	61,356	2,233,619
NEC Corp.	51,452	1,704,167
Samsung SDI Co. Ltd.	8,001	4,139,659
Simplo Technology Co. Ltd.	135,036	1,074,924
SolarEdge Technologies, Inc.(a)	9,224	2,121,797
TDK Corp.	63,248	1,980,022
		16,402,928
Materials — 51.7%
African Rainbow Minerals Ltd.	92,091	1,296,782
Albemarle Corp.	14,535	4,067,910
Allkem Ltd.(a)	170,919	1,578,706
AMG Advanced Metallurgical Group NV	37,718	1,180,120
Aneka Tambang Tbk	9,205,176	1,088,864
BHP Group Ltd. - ADR	254,538	12,172,007
CMOC Group Ltd. - Class H	4,960,114	1,598,681
Core Lithium Ltd.(a)	1,172,120	1,038,402
Eramet SA	12,242	802,712
First Quantum Minerals Ltd.	111,180	1,961,064
Ganfeng Lithium Co. Ltd. - Class H(c)	356,993	2,414,927
Glencore PLC	1,357,794	7,777,820
Guangzhou Tinci Materials Technology Co. Ltd.	311,560	1,814,225
IGO Ltd.	180,309	1,763,472
ioneer Ltd.(a)	2,234,820	793,376

The accompanying notes are an integral part of the financial statements.

Amplify ETF Trust

Amplify Lithium & Battery Technology ETF

Schedule of Investments

October 31, 2022 (Continued)

Description	Shares	Value
Jinchuan Group International Resources Co. Ltd.	11,244,819	$744,913
Johnson Matthey PLC	54,515	1,209,409
Largo, Inc.(a)	140,355	884,978
LG Chem Ltd.	7,830	3,441,033
Liontown Resources Ltd.(a)	1,042,736	1,257,273
Lithium Americas Corp.(a)	45,990	1,144,391
Livent Corp.(a)	54,111	1,708,284
Lundin Mining Corp.	250,921	1,315,063
Mineral Resources Ltd.	40,634	1,900,767
MMC Norilsk Nickel PJSC - ADR(d)(e)	182,937	—
Neometals Ltd.(a)	1,068,606	755,307
Piedmont Lithium, Inc.(a)(b)	20,890	1,299,776
Pilbara Minerals Ltd.(a)	719,739	2,343,347
Shanghai Putailai New Energy Technology Co. Ltd.	225,630	1,542,925
Showa Denko KK	75,060	1,096,408
SK IE Technology Co. Ltd.(a)(c)	20,601	752,046
Sociedad Quimica y Minera de Chile SA - ADR	34,474	3,229,524
South32 Ltd.	800,411	1,843,144
Standard Lithium Ltd.(a)(b)	175,978	705,281
Sumitomo Metal Mining Co. Ltd.	57,558	1,618,801
Talon Metals Corp.(a)(b)	2,572,956	1,000,967
Tianqi Lithium Corp.(a)	324,133	2,642,731
Umicore SA	48,691	1,604,764
Vale Indonesia Tbk PT(a)	3,184,906	1,327,257
Vulcan Energy Resources Ltd.(a)	177,244	863,914
W-Scope Corp.(a)	68,659	887,472
Yunnan Energy New Material Co. Ltd.	117,920	2,391,812
Zhejiang Huayou Cobalt Co. Ltd.	233,574	1,743,500
		82,604,155
Utilities — 0.7%
Fastned BV(a)(b)	34,168	1,173,724
Total Common Stocks (Cost $218,664,536)		159,354,588

MONEY MARKET FUNDS — 0.0%(f)
Invesco Government & Agency Portfolio - Institutional Class — 3.05%(g)	50,113	50,113
Total Money Market Funds (Cost $50,113)		50,113
Description	Shares	Value
INVESTMENTS PURCHASED WITH PROCEEDS FROM SECURITIES LENDING — 8.1%
First American Government Obligations Fund - Class X — 2.89%(g)	12,955,274	$12,955,274
Total Investments Purchased with Proceeds from Securities Lending (Cost $12,955,274)		12,955,274

Total Investments — 107.9% (Cost $231,669,923)		$172,359,975

Percentages are based on Net Assets of $159,791,107.

ADR - American Depositary Receipt

(a)  Non-income producing security.

(b)  All or a portion of this security is out on loan as of October 31, 2022. Total value of securities out on loan is $12,483,920 or 7.8% of net assets.

(c)  Security exempt from registration under Rule 144(a) and Regulation S of the Securities Act of 1933. Such securities are treated as liquid securities, according to the Fund’s liquidity guidelines. At October 31, 2022 the value of these securities amounted to $3,574,235 or 2.2% of net assets.

(d)  Illiquid security. At October 31, 2022, the value of these securities amounted to $0 or 0.0% of net assets.

(e)  The Fund has fair valued this security. Value is determined using significant unobservable inputs.

(f)  Less than 0.05%.

(g)  Seven-day yield as of October 31, 2022.

For Fund compliance purposes, the Fund's industry classifications refer to any one or more of the industry sub-classifications used by one or more widely recognized market indexes or ratings group indexes, and/or they may be defined by Fund management. This definition may not apply for purposes of this report, which may combine sub-classifications for reporting ease. Industries are shown as a percentage of net assets.

The Global Industry Classification Standard (GICS®) was developed by and/or is the exclusive of MSCI, Inc. and Standard & Poor's Financial Services LLC ("S&P"). GICS® is a service mark of MSCI, Inc. and S&P and has been licensed for use by U.S. Bank Global Fund Services.

The accompanying notes are an integral part of the financial statements.

Amplify ETF Trust

Amplify BlackSwan Growth & Treasury Core ETF

Schedule of Investments

October 31, 2022

Description	Par Value	Value
U.S. GOVERNMENT NOTES/BONDS — 94.7%
2.500%, 04/30/2024	$8,879,000	$8,604,653
2.625%, 04/15/2025	52,827,000	50,575,662
2.750%, 04/30/2027	52,912,000	49,576,063
2.875%, 04/30/2029	52,769,000	48,728,873
1.875%, 02/15/2032	57,311,000	47,617,382
2.250%, 02/15/2052	81,900,000	54,655,453
Total U.S. Government Notes/Bonds (Cost $286,565,185)		259,758,086
	Contracts	Notional Amount
PURCHASED CALL OPTIONS(a) — 4.1%
SPDR S&P 500 ETF Trust, Expires 12/16/2022, Strike Price $400.00	2,341	$90,411,761	1,862,266
SPDR S&P 500 ETF Trust, Expires 06/16/2023, Strike Price $370.00	2,146	82,880,666	9,401,626
Total Purchased Call Options (Cost $32,169,123)			11,263,892
	Shares
MONEY MARKET FUNDS — 1.0%
Dreyfus Government Cash Management — 1.82%(b)	843,062	843,062
Invesco Government & Agency Portfolio - Institutional Class — 3.05%(b)	1,960,957	1,960,957
Total Money Market Funds (Cost $2,804,019)		2,804,019
Total Investments — 99.8% (Cost $321,538,327)		$273,825,997

Percentages are based on Net Assets of $274,397,516.

(a)  Exchange Traded.

(b)  Seven-day yield as of October 31, 2022.

The accompanying notes are an integral part of the financial statements.

Amplify ETF Trust

Amplify Emerging Markets FinTech ETF

Schedule of Investments

October 31, 2022

Description	Shares	Value
COMMON STOCKS — 99.6%
Banking — 9.1%
Bank BTPN Syariah Tbk PT	413,200	$78,149
Bank Jago Tbk PT(a)	116,800	38,191
NU Holdings Ltd. - Class A(a)	19,160	95,800
TCS Group Holding PLC - GDR(a)(b)(c)(d)	2,536	—
		212,140
Digital Assets — 5.3%
Danal Co. Ltd.(a)	14,175	57,618
Discovery Ltd.(a)	10,045	65,711
		123,329
FinTech Software — 2.7%
Bairong, Inc.(a)(e)	41,500	42,241
Linklogis, Inc. - Class B(a)(e)	63,500	22,165
		64,406
Insurance — 2.9%
Ping An Insurance Group Co. of China Ltd. - Class H	8,000	32,001
Renaissance Insurance Group JSC(a)(b)(c)	196,320	—
ZhongAn Online P&C Insurance Co. Ltd. - Class H(a)(e)	18,800	35,014
		67,015
Description	Shares	Value
Investment & Trading — 7.5%
Futu Holdings Ltd. - ADR(a)	1,785	$60,440
Up Fintech Holding Ltd. - ADR(a)(f)	12,080	44,696
XP, Inc. - Class A(a)	3,840	70,387
		175,523
Lending & Credit — 11.8%
360 DigiTech, Inc. - ADR	3,140	31,903
Cango, Inc. - ADR(f)	17,425	43,911
FinVolution Group - ADR	10,795	46,850
Kaspi.KZ JSC - GDR(d)	1,650	108,075
Lufax Holding Ltd. - ADR	9,905	15,749
Yixin Group Ltd.(a)(e)	370,500	29,263
		275,751
Payment — 58.9%
Alibaba Group Holding Ltd.(a)	3,700	28,964
Dlocal Ltd.(a)	2,795	62,329
EVERTEC, Inc.	1,990	71,262
Fawry for Banking & Payment Technology Services SAE(a)	468,919	76,309
Forth Smart Service PCL - NVDR	146,435	73,872
GoTo Gojek Tokopedia Tbk PT(a)	3,931,700	46,886
Grab Holdings Ltd.(a)	26,320	68,432
Green World FinTech Service Co. Ltd.	5,040	54,666
Jumia Technologies AG - ADR(a)(f)	14,260	70,730
Kakaopay Corp.(a)	1,575	39,086
Kginicis Co. Ltd.	7,410	66,846
Lesaka Technologies, Inc.(a)	13,430	53,586
MercadoLibre, Inc.(a)	95	85,654
Network International Holdings PLC(a)(e)	32,745	122,527
Pagseguro Digital Ltd. - Class A(a)	7,040	96,307
PAX Global Technology Ltd.	86,000	67,596
Sea Ltd. - ADR(a)	1,005	49,928
StoneCo Ltd. - Class A(a)	7,880	82,740
Tencent Holdings Ltd.	1,200	31,430
Valid Solucoes e Servicos de Seguranca em Meios de Pagamento e Identificacao SA	39,000	80,196
Yeahka Ltd.(a)	21,200	48,342
		1,377,688
Real Estate Services — 1.4%
KE Holdings, Inc. - ADR(a)	3,205	32,627
Total Common Stocks (Cost $4,249,001)		2,328,479

The accompanying notes are an integral part of the financial statements.

Amplify ETF Trust

Amplify Emerging Markets FinTech ETF

Schedule of Investments

October 31, 2022 (Continued)

Description	Shares	Value
MONEY MARKET FUNDS — 0.4%
Invesco Government & Agency Portfolio - Institutional Class — 3.05%(g)	8,965	$8,965
Total Money Market Funds (Cost $8,965)		8,965

INVESTMENTS PURCHASED WITH PROCEEDS FROM SECURITIES LENDING — 5.6%
First American Government Obligations Fund - Class X — 2.89%(g)	130,737	130,737
Total Investments Purchased with Proceeds from Securities Lending (Cost $130,737)		130,737

Total Investments — 105.6% (Cost $4,388,703)		$2,468,181

Percentages are based on Net Assets of $2,336,976.

ADR - American Depositary Receipt

GDR - Global Depositary Receipt

NVDR - Non-Voting Depositary Receipt

(a)  Non-income producing security.

(b)  Illiquid security. At October 31, 2022, the value of these securities amounted to $0 or 0.0% of net assets.

(c)  The Fund has fair valued this security. Value is determined using significant unobservable inputs.

(d)  Security exempt from registration under Regulation S of the Securities Act of 1933. Such securities are treated as liquid securities, according to the Fund’s liquidity guidelines. At October 31, 2022 the value of these securities amounted to $108,075 or 4.6% of net assets.

(e)  Security exempt from registration under Rule 144(a) and Regulation S of the Securities Act of 1933. Such securities are treated as liquid securities, according to the Fund’s liquidity guidelines. At October 31, 2022 the value of these securities amounted to $229,046 or 9.8% of net assets.

(f)  All or a portion of this security is out on loan as of October 31, 2022. Total value of securities out on loan is $125,328 or 5.4% of net assets.

(g)  Seven-day yield as of October 31, 2022.

For Fund compliance purposes, the Fund’s industry classifications refer to any one or more of the industry sub-classifications used by one or more widely recognized market indexes or ratings group indexes, and/or they may be defined by Fund management. This definition may not apply for purposes of this report, which may combine sub-classifications for reporting ease. Industries are shown as a percentage of net assets.

The accompanying notes are an integral part of the financial statements.

Amplify ETF Trust

Amplify Seymour Cannabis ETF

Schedule of Investments

October 31, 2022

Description	Shares	Value
COMMON STOCKS — 47.4%
Consumer Discretionary — 2.8%
Greenlane Holdings, Inc. - Class A(a)(b)	46,457	$23,693
GrowGeneration Corp.(a)	325,581	1,162,324
		1,186,017
Consumer Staples — 3.1%
Neptune Wellness Solutions, Inc. - ADR(a)	46,534	59,564
Village Farms International, Inc. - ADR(a)	577,493	1,247,385
		1,306,949
Financials — 6.5%
AFC Gamma, Inc.(c)	91,942	1,574,967
RIV Capital, Inc.(a)(d)	1,217,082	379,682
Silver Spike Investment Corp.(a)(d)	82,918	812,596
		2,767,245
Health Care — 29.3%
Aleafia Health, Inc.(a)	77,872	3,144
Auxly Cannabis Group, Inc.(a)	3,017,044	99,656
Canopy Growth Corp. - ADR(a)	295,349	1,101,652
Cara Therapeutics, Inc.(a)	173,686	1,632,648
cbdMD, Inc.(a)	528,960	174,557
Charlotte’s Web Holdings, Inc.(a)	1,060,407	832,852
Clever Leaves Holdings, Inc. - ADR(a)	146,875	83,278
Cronos Group, Inc. - ADR(a)	483,260	1,599,591
IM Cannabis Corp.(a)	93,000	41,641
Jazz Pharmaceuticals PLC - ADR(a)	10,580	1,521,298
MediPharm Labs Corp.(a)	2,844,844	146,173
Organigram Holdings, Inc. - ADR(a)	652,878	665,936
PerkinElmer, Inc.	81	10,820
The Valens Co., Inc.(a)	629,006	498,643
Tilray Brands, Inc.(a)	948,674	3,861,103
Zynerba Pharmaceuticals, Inc.(a)	212,298	154,999
		12,427,991
Description	Shares	Value
Industrials — 0.9%
Hydrofarm Holdings Group, Inc.(a)	144,996	$374,090
Information Technology — 4.8%
Akerna Corp.(a)	256,091	25,609
WM Technology, Inc.(a)	996,424	2,042,669
		2,068,278
Total Common Stocks (Cost $91,146,066)		20,130,570

EXCHANGE TRADED FUNDS — 3.9%
AdvisorShares Pure US Cannabis ETF	150,000	1,659,000
Total Exchange Traded Funds (Cost $1,573,485)		1,659,000

Total Investments — 51.3% (Cost $92,719,551)		$21,789,570

Percentages are based on Net Assets of $42,450,610.

ADR - American Depositary Receipt

(a)  Non-income producing security.

(b)  All or portion of this security is out on loan as of October 31, 2022. Total value of securities out on loan is $547 or less than 0.05% of net assets. As of October 31, 2022, total cash collateral had a value of $125,547.

(c)  Real Estate Investment Trust.

(d)  Illiquid security. At October 31, 2022, the value of this security amounted to $1,192,278 or 2.8% of net assets.

For Fund compliance purposes, the Fund’s industry classifications refer to any one or more of the industry sub-classifications used by one or more widely recognized market indexes or ratings group indexes, and/or they may be defined by Fund management. This definition may not apply for purposes of this report, which may combine sub-classifications for reporting ease. Industries are shown as a percentage of net assets.

The Global Industry Classification Standard (GICS®) was developed by and/or is the exclusive property of MSCI, Inc. and Standard & Poor Financial Services LLC (“S&P”). GICS® is a service mark of MSCI, Inc. and S&P and has been licensed for use by U.S. Bank Global Fund Services.

The accompanying notes are an integral part of the financial statements.

Amplify ETF Trust

Amplify Seymour Cannabis ETF

Schedule of Total Return Swaps

October 31, 2022

Reference Entity(a)	Counterparty	Long/Short	Expiration Date	Financing Rate(b)	Payment Frequency	Notional Amount	Value/Unrealized Appreciation (Depreciation)
Ayr Wellness, Inc.	Cowen Financial Products, LLC	Long	04/28/2023	4.57%	Monthly	$771,268	$72,545
Columbia Care, Inc.	Cowen Financial Products, LLC	Long	04/28/2023	4.57%	Monthly	477,336	35,141
Cresco Labs, Inc.	Cowen Financial Products, LLC	Long	04/28/2023	4.57%	Monthly	2,300,006	108,359
Curaleaf Holdings, Inc.	Cowen Financial Products, LLC	Long	04/28/2023	4.57%	Monthly	4,310,172	47,891
Green Thumb Industries, Inc.	Cowen Financial Products, LLC	Long	04/28/2023	4.57%	Monthly	4,200,103	593,954
TerrAscend Corp.	Cowen Financial Products, LLC	Long	04/28/2023	4.57%	Monthly	457,722	47,447
Trulieve Cannabis Corp.	Cowen Financial Products, LLC	Long	04/28/2023	4.57%	Monthly	2,481,450	318,264
Verano Holdings Corp.	Cowen Financial Products, LLC	Long	04/28/2023	4.57%	Monthly	1,704,590	213,860
							$1,437,461

(a)  The Adviser has deemed a portion of these securities illiquid as of October 31, 2022. The notional value of the illiquid portion of these securities amounted to $3,340,529 or 7.9% of net assets.

(b)  Floating rate based on the overnight bank rate and spread of 150 basis points and is reset monthly.
The accompanying notes are an integral part of the financial statements.

Amplify ETF Trust

Amplify BlackSwan ISWN ETF

Schedule of Investments

October 31, 2022

Description	Par Value	Value
U.S. GOVERNMENT NOTES/BONDS — 96.9%
2.500%, 04/30/2024	$1,034,000	$1,002,051
2.625%, 04/15/2025	6,142,900	5,881,107
2.750%, 04/30/2027	6,162,000	5,773,505
2.875%, 04/30/2029	6,145,000	5,674,524
1.875%, 02/15/2032	6,755,000	5,612,455
2.250%, 02/15/2052	9,647,000	6,437,865
Total U.S. Government Notes/Bonds (Cost $33,528,256)		30,381,507
	Contracts	Notional Amount
PURCHASED CALL OPTIONS(a) — 1.9%
iShares MSCI EAFE ETF, Expires 01/20/2023, Strike Price $66.00	1,569	$9,305,739	54,915
iShares MSCI EAFE ETF, Expires 06/16/2023 , Strike Price $62.00	1,709	10,136,079	522,100
Total Purchased Call Options (Cost $3,793,915)			577,015
	Shares
MONEY MARKET FUNDS — 1.0%
Dreyfus Government Cash Management — 1.82%(b)	30,797	30,797
Invesco Government & Agency Portfolio - Institutional Class — 3.05%(b)	290,203	290,203
Total Money Market Funds (Cost $321,000)		321,000
Total Investments — 99.8% (Cost $37,643,171)		$31,279,522

Percentages are based on Net Assets of $31,347,606.

(a)  Exchange Traded.

(b)  Seven-day yield as of October 31, 2022.

The accompanying notes are an integral part of the financial statements.

Amplify ETF Trust

Amplify Thematic All-Stars ETF

Schedule of Investments

October 31, 2022

Sector Weightings (Unaudited)(*)

59.9% Information Technology
9.6% Industrials
9.1% Consumer Discretionary
6.1% Communication Services
3.8% Health Care
3.0% Materials
2.3% Utilities
2.1% Financials
1.2% Real Estate
0.1% Money Market Funds
2.8% Investments Purchased with Proceeds from Securities Lending

(*) Percentages based on total investments.

Description	Shares	Value
COMMON STOCKS — 99.3%
Communication Services — 6.3%
Alphabet, Inc. - Class A(a)	1,325	$125,226
Baidu, Inc. - Class A(a)	1,041	9,959
Meta Platforms, Inc. - Class A(a)	264	24,594
NetEase, Inc.	696	7,590
Netflix, Inc.(a)	66	19,264
ROBLOX Corp. - Class A(a)	1,560	69,794
Roku, Inc.(a)	380	21,105
Sea Ltd. - ADR(a)	204	10,135
Tencent Holdings Ltd.	589	15,427
		303,094
Consumer Discretionary — 9.3%
Alibaba Group Holding Ltd.(a)	1,326	10,380
Amazon.com, Inc.(a)	854	87,484
Aptiv PLC(a)	144	13,114
BYD Co. Ltd. - Class H	609	13,631
DraftKings, Inc.(a)(b)	1,532	24,205
Lucid Group, Inc.(a)(b)	1,559	22,278
MercadoLibre, Inc.(a)	23	20,737
NIO, Inc. - ADR(a)	1,080	10,444
Rivian Automotive, Inc. - Class A(a)	1,345	47,035
Tesla, Inc.(a)	882	200,690
		449,998
Financials — 2.2%
Coinbase Global, Inc. - Class A(a)(b)	1,303	86,324
Robinhood Markets, Inc. - Class A(a)	1,660	19,389
		105,713
Description	Shares	Value
Health Care — 3.9%
Agilent Technologies, Inc.	115	$15,910
Beam Therapeutics, Inc.(a)	292	12,865
CRISPR Therapeutics AG(a)	301	15,754
Danaher Corp.	148	37,247
Exact Sciences Corp.(a)	301	10,469
Intellia Therapeutics, Inc.(a)	402	21,218
Intuitive Surgical, Inc.(a)	163	40,175
Teladoc Health, Inc.(a)	1,242	36,813
		190,451
Industrials — 9.8%
ABB Ltd.	1,808	50,297
Accelleron Industries AG(a)	85	1,442
AeroVironment, Inc.(a)	162	14,823
Array Technologies, Inc.(a)	1,305	23,620
Ballard Power Systems, Inc.(a)	3,260	18,450
Bloom Energy Corp. - Class A(a)	1,393	26,063
Booz Allen Hamilton Holding Corp.	122	13,280
ChargePoint Holdings, Inc.(a)	760	10,625
Deere & Co.	39	15,437
Evoqua Water Technologies Corp.(a)	317	12,420
FANUC Corp.	100	13,207
Pentair PLC	332	14,259
Plug Power, Inc.(a)	3,997	63,872
Schneider Electric SE	96	12,170
Shoals Technologies Group, Inc. - Class A(a)	1,120	25,883
SunPower Corp.(a)	1,066	19,710
Sunrun, Inc.(a)	2,244	50,512
Tetra Tech, Inc.	132	18,649
Vestas Wind Systems A/S	1,840	36,250
Xylem, Inc./NY	327	33,495
		474,464
Information Technology — 61.7%
Adobe, Inc.(a)	66	21,021
Advanced Micro Devices, Inc.(a)	661	39,700
Adyen NV(a)(c)	12	17,228
Akamai Technologies, Inc.(a)	637	56,266
Ambarella, Inc.(a)	216	11,822
Analog Devices, Inc.	135	19,254
Apple, Inc.	419	64,249
Arista Networks, Inc.(a)	103	12,449
Autodesk, Inc.(a)	76	16,287
Block, Inc.(a)	1,861	111,790
Broadcom, Inc.	48	22,566

The accompanying notes are an integral part of the financial statements.

Amplify ETF Trust

Amplify Thematic All-Stars ETF

Schedule of Investments

October 31, 2022 (Continued)

Description	Shares	Value
Canadian Solar, Inc.(a)	476	$16,136
Check Point Software Technologies Ltd.(a)	231	29,852
Cisco Systems, Inc.	1,627	73,915
Cloudflare, Inc. - Class A(a)	954	53,729
Cognex Corp.	283	13,083
Crowdstrike Holdings, Inc. - Class A(a)	638	102,846
CyberArk Software Ltd.(a)	180	28,244
Daqo New Energy Corp. - ADR(a)	264	11,613
Dropbox, Inc. - Class A(a)	558	12,136
Enphase Energy, Inc.(a)	852	261,564
F5, Inc.(a)	99	14,148
First Solar, Inc.(a)	1,077	156,779
Fortinet, Inc.(a)	1,054	60,247
Infineon Technologies AG	564	13,735
Intel Corp.	1,111	31,586
International Business Machines Corp.	270	37,338
Itron, Inc.(a)	400	19,556
JinkoSolar Holding Co. Ltd. - ADR(a)	295	14,007
Juniper Networks, Inc.	837	25,612
Keyence Corp.	37	14,020
Mastercard, Inc. - Class A	37	12,143
Microsoft Corp.	403	93,548
NortonLifeLock, Inc.	997	22,462
NVIDIA Corp.	1,934	261,032
NXP Semiconductors NV	197	28,778
Okta, Inc.(a)	685	38,442
ON Semiconductor Corp.(a)	692	42,510
Oracle Corp.	280	21,860
Palo Alto Networks, Inc.(a)	615	105,528
PayPal Holdings, Inc.(a)	349	29,169
PTC, Inc.(a)	97	11,429
QUALCOMM, Inc.	529	62,242
Qualys, Inc.(a)	296	42,198
Rapid7, Inc.(a)	269	12,178
Roper Technologies, Inc.	40	16,582
salesforce.com, Inc.(a)	163	26,502
Samsung SDI Co. Ltd.	65	33,630
SentinelOne, Inc. - Class A(a)	1,153	26,335
ServiceNow, Inc.(a)	48	20,196
Shopify, Inc. - Class A(a)	1,756	60,108
Snowflake, Inc.(a)	69	11,061
SolarEdge Technologies, Inc.(a)	579	133,187
Splunk, Inc.(a)	393	32,662
STMicroelectronics NV	467	14,585
Tenable Holdings, Inc.(a)	540	21,946
Description	Shares	Value
Trend Micro, Inc./Japan	276	$13,945
Trimble, Inc.(a)	467	28,095
Twilio, Inc. - Class A(a)	749	55,703
UiPath, Inc. - Class A(a)	4,479	56,659
Unity Software, Inc.(a)	1,329	39,205
Varonis Systems, Inc.(a)	541	14,483
Visa, Inc. - Class A	61	12,637
VMware, Inc.	95	10,690
Wolfspeed, Inc.(a)	187	14,726
Xinyi Solar Holdings Ltd.	20,199	20,045
Zoom Video Communications, Inc. - Class A(a)	755	62,997
Zscaler, Inc.(a)	553	85,217
		2,977,493
Materials — 2.5%
Albemarle Corp.	204	57,094
Ecolab, Inc.	155	24,346
Ganfeng Lithium Co. Ltd. - Class H(c)	1,688	11,418
Livent Corp.(a)	860	27,150
		120,008
Real Estate — 1.3%
American Tower Corp.(d)	60	12,432
Crown Castle, Inc.(d)	89	11,860
Digital Realty Trust, Inc.(d)	104	10,426
Equinix, Inc.(d)	48	27,189
		61,907
Utilities — 2.3%
American Water Works Co., Inc.	177	25,725
Atlantica Sustainable Infrastructure PLC	447	12,386
Essential Utilities, Inc.	241	10,657
Ormat Technologies, Inc.	285	25,778
Orsted AS(c)	180	14,849
Sunnova Energy International, Inc.(a)	1,225	22,712
		112,107
Total Common Stocks (Cost $7,812,707)		4,795,235

PREFERRED STOCKS — 0.7%
Materials — 0.7%
Sociedad Quimica y Minera de Chile SA - Class B	327	31,113
Total Preferred Stocks (Cost $15,841)		31,113

The accompanying notes are an integral part of the financial statements.

Amplify ETF Trust

Amplify Thematic All-Stars ETF

Schedule of Investments

October 31, 2022 (Continued)

Description	Shares	Value
MONEY MARKET FUNDS — 0.0%(e)
Invesco Government & Agency Portfolio - Institutional Class — 3.05%(f)	2,360	$2,360
Total Money Market Funds (Cost $2,360)		2,360

INVESTMENTS PURCHASED WITH PROCEEDS FROM SECURITIES LENDING — 2.9%
First American Government Obligations Fund - Class X — 2.89%(f)	138,481	138,481
Total Investments Purchased with Proceeds from Securities Lending (Cost $138,481)		138,481
Total Investments — 102.9% (Cost $7,969,389)		$4,967,189

Percentages are based on Net Assets of $4,827,623.

ADR - American Depositary Receipt

(a)  Non-income producing security.

(b)  All or a portion of this security is out on loan as of October 31, 2022. Total value of securities out on loan is $128,759 or 2.7% of net assets.

(c)  Security exempt from registration under Rule 144(a) and Regulation S of the Securities Act of 1933. Such securities are treated as liquid securities, according to the Fund’s liquidity guidelines. At October 31, 2022 the value of these securities amounted to $43,495 or 0.9% of net assets.

(d)  Real Estate Investment Trust.

(e)  Less than 0.05%.

(f)  Seven-day yield as of October 31, 2022.

For Fund compliance purposes, the Fund’s industry classifications refer to any one or more of the industry sub-classifications used by one or more widely recognized market indexes or ratings group indexes, and/or they may be defined by Fund management. This definition may not apply for purposes of this report, which may combine sub-classifications for reporting ease. Industries are shown as a percentage of net assets.

The Global Industry Classification Standard (GICS®) was developed by and/or is the exclusive property of MSCI, Inc. and Standard & Poor Financial Services LLC (“S&P”). GICS® is a service mark of MSCI, Inc. and S&P and has been licensed for use by U.S. Bank Global Fund Services.

The accompanying notes are an integral part of the financial statements.

Amplify ETF Trust

Amplify Digital & Online Trading ETF

Schedule of Investments

October 31, 2022

Description	Shares	Value
COMMON STOCKS — 98.2%
Digital Asset Capital Markets — 14.0%
Coinbase Global, Inc. - Class A(a)(b)	424	$28,090
Galaxy Digital Holdings Ltd.(a)	2,301	11,184
Silvergate Capital Corp.(a)	186	10,558
		49,832
E-Broker — 58.5%
flatexDEGIRO AG(a)	1,069	9,359
Futu Holdings Ltd. - ADR(a)	367	12,427
IG Group Holdings PLC	1,792	16,413
Interactive Brokers Group, Inc.	321	25,728
Matsui Securities Co. Ltd.	900	4,796
Monex Group, Inc.	3,800	13,243
Moneylion, Inc.(a)	2,300	2,576
NH Investment & Securities Co. Ltd.	935	5,888
Robinhood Markets, Inc. - Class A(a)	2,220	25,929
SOFI TECHNOLOGIES, Inc.(a)	3,050	16,592
Swissquote Group Holding SA	63	7,466
The Charles Schwab Corp.	404	32,187
Up Fintech Holding Ltd. - ADR(a)	3,019	11,170
XP, Inc. - Class A(a)	1,288	23,609
		207,383
Market Makers — 6.9%
Flow Traders(c)	325	7,825
Virtu Financial, Inc. - Class A	740	16,561
		24,386
Trading Platform — 18.8%
CMC Markets PLC(c)	842	2,380
Forge Global Holdings, Inc.(a)	3,171	4,915
MarketAxess Holdings, Inc.	106	25,868
Plus500 Ltd.	756	15,711
TP ICAP Group PLC	1,934	4,097
Tradeweb Markets, Inc. - Class A	247	13,605
		66,576
Total Common Stocks (Cost $528,495)		348,177
Description	Shares	Value
MONEY MARKET FUNDS — 0.7%
Invesco Government & Agency Portfolio - Institutional Class — 3.05%(d)	2,580	$2,580
Total Money Market Funds (Cost $2,580)		2,580

INVESTMENTS PURCHASED WITH PROCEEDS FROM SECURITIES LENDING — 8.5%
First American Government Obligations Fund - Class X — 2.89%(d)	30,311	30,311
Total Investments Purchased with Proceeds from Securities Lending (Cost $30,311)		30,311
Total Investments — 107.4% (Cost $561,386)		$381,068

Percentages are based on Net Assets of $354,700.

ADR - American Depositary Receipt

(a)  Non-income producing security.

(b)  All or a portion of this security is out on loan as of October 31, 2022. Total value of securities out on loan is $27,229 or 7.7% of net assets.

(c)  Security exempt from registration under Rule 144(a) and Regulation S of the Securities Act of 1933. Such securities are treated as liquid securities, according to the Fund’s liquidity guidelines. At October 31, 2022 the value of these securities amounted to $10,205 or 2.9% of net assets.

(d)  Seven-day yield as of October 31, 2022.

For Fund compliance purposes, the Fund’s industry classifications refer to any one or more of the industry sub-classifications used by one or more widely recognized market indexes or ratings group indexes, and/or they may be defined by Fund management. This definition may not apply for purposes of this report, which may combine sub-classifications for reporting ease. Industries are shown as a percentage of net assets.

The accompanying notes are an integral part of the financial statements.

Amplify ETF Trust

Amplify BlackSwan Tech & Treasury ETF

Schedule of Investments

October 31, 2022

Description	Par Value	Value
U.S. GOVERNMENT NOTES/BONDS — 96.0%
2.500%, 04/30/2024	$96,000	$93,034
2.625%, 04/15/2025	576,000	551,452
2.750%, 04/30/2027	578,000	541,559
2.875%, 04/30/2029	576,000	531,900
1.875%, 02/15/2032	633,000	525,934
2.250%, 02/15/2052	905,000	603,946
Total U.S. Government Notes/Bonds (Cost $2,984,827)		2,847,825
	Contracts	Notional Amount
PURCHASED CALL OPTIONS(a) — 2.9%
Invesco QQQ Trust Series 1, Expires 12/16/2022, Strike Price $350.00	34	$945,030	374
Invesco QQQ Trust Series 1, Expires 06/16/2023, Strike Price $275.00	27	750,465	84,645
Total Purchased Call Options (Cost $224,470)			85,019
	Shares
MONEY MARKET FUNDS — 0.9%
Dreyfus Government Cash Management — 1.82%(b)	3,575	3,575
Invesco Government & Agency Portfolio — 3.05%(b)	24,827	24,828
Total Money Market Funds (Cost $28,403)		28,403
Total Investments — 99.8% (Cost $3,237,700)		$2,961,247

Percentages are based on Net Assets of $2,967,780.

(a)  Exchange Traded.

(b)  Seven-day yield as of October 31, 2022.

The accompanying notes are an integral part of the financial statements.

Amplify ETF Trust

Amplify Inflation Fighter ETF

Consolidated Schedule of Investments

October 31, 2022

Sector Weightings (Unaudited)(*)

28.5% Real Estate
19.1% Energy
12.5% Consumer Discretionary
12.2% Materials
2.4% Information Technology
1.9% Consumer Staples
0.3% Financials
14.1% U.S. Government Notes/Bonds
2.3% Exchange Traded Funds
1.3% Money Market Funds
5.4% Investments Purchased with Proceeds from Securities Lending

(*) Percentages based on total investments.

Description	Shares	Value
COMMON STOCKS — 77.9%
Consumer Discretionary — 12.6%
Airbnb, Inc. - Class A(a)	1,093	$116,853
Century Communities, Inc.	3,713	165,266
DR Horton, Inc.	1,574	121,009
Green Brick Partners, Inc.(a)	9,376	216,867
Lennar Corp. - Class A	1,540	124,278
LGI Homes, Inc.(a)	1,616	148,753
M/I Homes, Inc.(a)	3,555	147,497
MDC Holdings, Inc.	4,289	130,643
PulteGroup, Inc.	3,059	122,329
Tri Pointe Homes, Inc.(a)	7,018	117,551
		1,411,046
Consumer Staples — 1.9%
Alico, Inc.	7,071	216,514
Energy — 19.3%
Antero Resources Corp.(a)	4,716	172,889
Cameco Corp.	9,847	233,535
Chevron Corp.	396	71,636
Denison Mines Corp.(a)	109,948	138,812
Energy Fuels, Inc.(a)	22,449	161,633
NexGen Energy Ltd.(a)	32,858	137,959
Ovintiv, Inc.	2,358	119,433
Phillips 66	704	73,420
Suncor Energy, Inc.	4,716	162,183
Texas Pacific Land Corp.	215	495,332
Uranium Energy Corp.(a)(b)	93,654	394,283
		2,161,115
Description	Shares	Value
Financials — 0.3%
LendingTree, Inc.(a)	1,106	$27,904
Information Technology — 2.5%
Core Scientific, Inc.(a)(b)	176,346	35,269
Entegris, Inc.	1,139	90,368
Hive Blockchain Technologies Ltd.(a)	13,200	40,788
QUALCOMM, Inc.	941	110,718
		277,143
Materials — 12.4%
Franco-Nevada Corp.	1,375	169,923
Nucor Corp.	1,181	155,160
Osisko Gold Royalties Ltd.	15,249	163,774
POSCO Holdings, Inc. - ADR	3,214	139,423
Rio Tinto PLC - ADR(b)	2,972	158,556
Royal Gold, Inc.	1,576	149,657
Vale SA - ADR	11,424	147,827
Wheaton Precious Metals Corp.	9,260	302,709
		1,387,029
Real Estate — 28.9%
Anywhere Real Estate, Inc.(a)	7,088	52,664
Farmland Partners, Inc.(c)	27,852	390,206
Five Point Holdings, LLC - Class A(a)	35,184	80,219
Forestar Group, Inc.(a)	12,335	142,839
FRP Holdings, Inc.(a)	3,817	231,425
Gladstone Land Corp.(c)	15,173	308,771
Kennedy-Wilson Holdings, Inc.	9,616	159,722
Morguard Corp.	1,409	115,825
PotlatchDeltic Corp.(c)	5,957	265,027
Rayonier, Inc.(c)	9,628	324,464
Redfin Corp.(a)	5,910	28,427
Stratus Properties, Inc.	4,696	138,814
Tejon Ranch Co.(a)	12,410	210,225
The Howard Hughes Corp.(a)	2,283	140,062
The St Joe Co.	5,434	193,070
WeWork, Inc. - Class A(a)(b)	21,501	55,258
Weyerhaeuser Co.(c)	10,596	327,734
Zillow Group, Inc. - Class C(a)	2,258	69,682
		3,234,434
Total Common Stocks (Cost $11,807,490)		8,715,185

The accompanying notes are an integral part of the financial statements.

Amplify ETF Trust

Amplify Inflation Fighter ETF

Consolidated Schedule of Investments

October 31, 2022 (Continued)

Description	Par Value	Value
U.S. GOVERNMENT NOTES/BONDS — 14.3%
4.090%, 01/31/2023(d)	$267,000	$267,210
4.075%, 04/30/2023(d)	267,000	267,276
4.070%, 07/31/2023(d)	267,000	267,227
4.076%, 10/31/2023(d)	267,000	267,239
4.026%, 01/31/2024(d)	267,000	266,970
3.966%, 04/30/2024(d)	267,000	266,612
Total U.S. Government Notes/Bonds (Cost $1,602,662)		1,602,534

	Shares
EXCHANGE TRADED FUNDS — 2.4%
WisdomTree Enhanced Commodity Strategy Fund	14,636	262,277
Total Exchange Traded Funds (Cost $372,674)		262,277

MONEY MARKET FUNDS — 1.3%
Invesco Government & Agency Portfolio - Institutional Class — 3.05%(e)	147,941	147,941
Total Money Market Funds (Cost $147,941)		147,941

INVESTMENTS PURCHASED WITH PROCEEDS FROM SECURITIES LENDING — 5.5%
First American Government Obligations Fund - Class X — 2.89%(e)	610,142	610,142
Total Investments Purchased with Proceeds from Securities Lending (Cost $610,142)		610,142

Total Investments — 101.4% (Cost $14,540,909)		$11,338,079

Percentages are based on Net Assets of $11,185,811.

ADR - American Depositary Receipt

(a)  Non-income producing security.

(b)  All or a portion of this security is out on loan as of October 31, 2022. Total value of securities out on loan is $492,428 or 4.4% of net assets.

(c)  Real Estate Investment Trust.

(d)  All or portion of this security is held as collateral for the open futures. At October 31, 2022, the value of these securities amounted to $1,602,534 or 14.3% of net assets.

(e)  Seven-day yield as of October 31, 2022.

For Fund compliance purposes, the Fund’s industry classifications refer to any one or more of the industry sub-classifications used by one or more widely recognized market indexes or ratings group indexes, and/or they may be defined by Fund management. This definition may not apply for purposes of this report, which may combine sub-classifications for reporting ease. Industries are shown as a percentage of net assets.

The Global Industry Classification Standard(GICS®) was developed by and/or is the exclusive property of MSCI, Inc. and Standard & Poor Financial Services LLC(“S&P”). GICS® is a service mark of MSCI, Inc. and S&P and has been licensed for use by U.S. Bank Global Fund Services.

The accompanying notes are an integral part of the financial statements.

Amplify ETF Trust

Amplify Inflation Fighter ETF

Consolidated Schedule of Open Futures Contacts

October 31, 2022

Number of Contracts	Description	Long/Short	Expiration Month	Notional Amount	Value/Unrealized Appreciation (Depreciation)
197	Micro Bitcoin	Long	November 2022	$401,486	$(10,234)
69	Micro Gold	Long	December 2022	1,132,083	2,655
32	Mini Soybean	Long	January 2023	454,240	8,187
					$608

The accompanying notes are an integral part of the financial statements.

Amplify ETF Trust

Amplify Natural Resources Dividend Income ETF

Schedule of Investments

October 31, 2022

Country Weightings (Unaudited)(*)

40.7% United States
11.3% Brazil
10.9% Canada
7.3% Britain
5.1% Australia
4.2% Colombia
3.8% Israel
3.0% Luxembourg
2.5% South Africa
1.8% Peru
1.6% Germany
1.5% Chile
1.4% South Korea
1.3% France
1.2% Italy
1.2% Netherlands
1.2% Switzerland

(*) Percentages based on total investments.

Description	Shares	Value
COMMON STOCKS — 99.9%
Chemicals — 14.8%
Akzo Nobel NV - ADR	1,078	$22,681
BASF SE - ADR	2,688	30,132
Braskem SA - ADR	1,874	24,231
Dow, Inc.	683	31,923
Eastman Chemical Co.	290	22,275
Huntsman Corp.	643	17,207
ICL Group Ltd.	7,855	70,852
LyondellBasell Industries NV	384	29,357
Sociedad Quimica y Minera de Chile SA - ADR	306	28,666
		277,324
Energy Equipment & Services — 1.2%
Tenaris SA - ADR	701	22,025
Metals & Mining — 27.2%
Agnico Eagle Mines Ltd.	500	21,980
Anglo American PLC - ADR	2,697	40,671
Barrick Gold Corp.	1,938	29,128
BHP Group Ltd. - ADR	1,453	69,482
Description	Shares	Value
Gerdau SA - ADR	11,576	$57,649
Glencore PLC - ADR	1,907	21,835
Gold Fields Ltd. - ADR	2,425	19,109
Newmont Corp.	677	28,651
POSCO Holdings, Inc. - ADR	615	26,679
Rio Tinto PLC - ADR	912	48,655
Sibanye Stillwater Ltd. - ADR	2,983	28,010
Southern Copper Corp.	702	32,973
Ternium SA - ADR	1,204	34,663
Vale SA - ADR	3,922	50,751
		510,236
Oil, Gas & Consumable Fuels — 56.7%
BP PLC - ADR	786	26,158
Canadian Natural Resources Ltd.	401	24,036
Chesapeake Energy Corp.	476	48,680
Chevron Corp.	109	19,718
Chord Energy Corp.	118	18,065
Civitas Resources, Inc.	772	53,971
Coterra Energy, Inc.	1,478	46,010
Devon Energy Corp.	623	48,189
Diamondback Energy, Inc.	297	46,662
DT Midstream, Inc.	432	25,790
Ecopetrol SA - ADR	8,065	79,521
Enbridge, Inc.	981	38,210
Eni SpA - ADR	864	22,758
Exxon Mobil Corp.	177	19,613
Hess Midstream LP - Class A	1,541	44,597
Kinder Morgan, Inc.	1,769	32,054
ONEOK, Inc.	620	36,778
Pembina Pipeline Corp.	959	31,657
Petroleo Brasileiro SA - ADR	6,224	79,792
Phillips 66	214	22,318
Pioneer Natural Resources Co.	279	71,538
Shell PLC - ADR	395	21,974
Suncor Energy, Inc.	752	25,861
TC Energy Corp.	743	32,633
The Williams Cos., Inc.	926	30,308
TotalEnergies SE - ADR	429	23,496
Valero Energy Corp.	141	17,703
Viper Energy Partners LP	1,527	50,925
Woodside Energy Group Ltd. - ADR	1,092	25,302
		1,064,317
Total Common Stocks (Cost $1,891,078)		1,873,902
The accompanying notes are an integral part of the financial statements.

Amplify ETF Trust

Amplify Natural Resources Dividend Income ETF

Schedule of Investments

October 31, 2022 (Continued)

Description	Shares	Value
MONEY MARKET FUNDS — 0.0%(a)
Invesco Government & Agency Portfolio - Institutional Class — 3.05%(b)	1,013	$1,013
Total Money Market Funds (Cost $1,013)		1,013

Total Investments — 99.9% (Cost $1,892,091)		$1,874,915

Percentages are based on Net Assets of $1,876,089.

ADR - American Depositary Receipt

(a)  Less than 0.05%.

(b)  Seven-day yield as of October 31, 2022.

For Fund compliance purposes, the Fund’s industry classifications refer to any one or more of the industry sub-classifications used by one or more widely recognized market indexes or ratings group indexes, and/or they may be defined by Fund management. This definition may not apply for purposes of this report, which may combine sub-classifications for reporting ease. Industries are shown as a percentage of net assets.

The accompanying notes are an integral part of the financial statements.

Amplify ETF Trust

Amplify International Enhanced Dividend Income ETF

Schedule of Investments

October 31, 2022

Description	Shares	Value
COMMON STOCKS — 96.4%
Communication Services — 4.1%
America Movil SAB de CV - ADR	2,205	$41,476
Chunghwa Telecom Co. Ltd. - ADR	485	16,689
NetEase, Inc. - ADR	279	15,518
Sitios Latinoamerica SAB de CV(a)	2,205	653
		74,336
Consumer Discretionary — 5.1%
Sony Group Corp. - ADR(b)	334	22,535
Tata Motors Ltd. - ADR(a)	1,347	33,688
Toyota Motor Corp. - ADR	264	36,646
		92,869
Consumer Staples — 12.2%
Ambev SA - ADR	18,005	54,735
British American Tobacco PLC - ADR	957	37,917
Coca-Cola Femsa SAB de CV - ADR	582	36,544
Diageo PLC - ADR	324	54,098
Unilever PLC - ADR	849	38,638
		221,932
Description	Shares	Value
Energy — 14.6%
Equinor ASA - ADR(b)	1,341	$48,651
Petroleo Brasileiro SA - ADR	4,464	57,228
Shell PLC - ADR(b)	720	40,054
Tenaris SA - ADR	1,868	58,693
TotalEnergies SE - ADR(b)	750	41,078
YPF SA - ADR(a)(b)	2,499	19,092
		264,796
Financials — 15.7%
Aegon NV	8,658	39,913
Banco Bilbao Vizcaya Argentaria SA - ADR	8,679	44,697
Banco Santander Chile - ADR	1,592	22,973
HDFC Bank Ltd. - ADR	615	38,321
ICICI Bank Ltd. - ADR(b)	2,273	50,097
Itau Unibanco Holding SA - ADR	2,940	17,111
NatWest Group PLC - ADR	6,393	34,650
UBS Group AG	2,439	38,682
		286,444
Health Care — 10.5%
AstraZeneca PLC - ADR(b)	630	37,050
GSK PLC - ADR(b)	1,009	33,469
Novartis AG - ADR(b)	477	38,699
Novo Nordisk A/S - ADR	366	39,835
Sanofi - ADR(b)	960	41,501
		190,554
Industrials — 4.4%
ABB Ltd. - ADR	1,392	38,753
Accelleron Industries AG - ADR(a)	47	787
RELX PLC - ADR	1,485	40,036
		79,576
Information Technology — 12.7%
ASE Technology Holding Co. Ltd. - ADR	3,471	17,667
ASML Holding NV	81	38,266
Canon, Inc. - ADR	1,665	35,315
Infosys Ltd. - ADR	2,118	39,670
Nice Ltd. - ADR(a)(b)	183	34,750
Taiwan Semiconductor Manufacturing Co. Ltd. - ADR	474	29,175
United Microelectronics Corp. - ADR	6,009	35,633
		230,476
Materials — 15.2%
ArcelorMittal SA(b)	1,713	38,457
BHP Group Ltd. - ADR(b)	762	36,439
Gold Fields Ltd. - ADR	6,921	54,537

The accompanying notes are an integral part of the financial statements.

Amplify ETF Trust

Amplify International Enhanced Dividend Income ETF

Schedule of Investments

October 31, 2022 (Continued)

Description	Shares	Value
Rio Tinto PLC - ADR	693	$36,972
Sociedad Quimica y Minera de Chile SA - ADR(b)	546	51,149
Ternium SA - ADR	648	18,656
Vale SA - ADR(b)	3,138	40,606
		276,816
Utilities — 1.9%
Centrais Eletricas Brasileiras SA - ADR	1,950	18,662
National Grid PLC - ADR	304	16,604
		35,266
Total Common Stocks (Cost $1,792,221)		1,753,065

MONEY MARKET FUNDS — 4.9%
Invesco Government & Agency Portfolio - Institutional Class — 3.05%(c)	88,922	88,922
Total Money Market Funds (Cost $88,922)		88,922

Total Investments — 101.3% (Cost $1,881,143)		$1,841,987

Percentages are based on Net Assets of $1,818,374.

ADR - American Depositary Receipt

(a)  Non-income producing security.

(b)  All or portion of this security is held as collateral for the options written. At October 31, 2022, the value of these securities amounted to $4,513 or 0.2% of net assets.

(c)  Seven-day yield as of October 31, 2022.

The Global Industry Classification Standard(GICS®) was developed by and/or is the exclusive property of MSCI, Inc. and Standard & Poor Financial Services LLC(“S&P”). GICS® is a service mark of MSCI, Inc. and S&P and has been licensed for use by U.S. Bank Global Fund Services.

The accompanying notes are an integral part of the financial statements.

Amplify ETF Trust

Amplify International Enhanced Dividend Income ETF

Schedule of Options Written

October 31, 2022

	Contracts	Notional Amount	Value
Call Options Written(a) — (0.2)%
ArcelorMittal SA, Expires 11/18/2022, Strike Price $26.00	11	$(24,695)	$(154)
AstraZeneca PLC, Expires 11/18/2022, Strike Price $62.50	6	(35,286)	(261)
BHP Group Ltd., Expires 11/18/2022, Strike Price $55.00	3	(14,346)	(37)
Equinor ASA, Expires 11/18/2022, Strike Price $40.00	7	(25,396)	(105)
GSK PLC, Expires 11/18/2022, Strike Price $36.00	10	(33,170)	(150)
ICICI Bank Ltd., Expires 11/18/2022, Strike Price $24.00	11	(24,244)	(110)
Nice Ltd., Expires 11/18/2022, Strike Price $210.00	1	(18,989)	(130)
Novartis AG, Expires 11/18/2022, Strike Price $85.00	3	(24,339)	(75)
Sanofi, Expires 11/18/2022, Strike Price $47.00	12	(51,876)	(270)
Shell PLC, Expires 11/18/2022, Strike Price $60.00	5	(27,815)	(88)
Sociedad Quimica y Minera de Chile SA, Expires 11/18/2022, Strike Price $110.00	5	(46,840)	(400)
Sony Group Corp., Expires 11/18/2022, Strike Price $75.00	2	(13,494)	(95)
TotalEnergies SE, Expires 11/18/2022, Strike Price $60.00	8	(43,816)	(140)
Vale SA, Expires 11/18/2022, Strike Price $13.00	40	(51,760)	(2,240)
YPF SA, Expires 11/18/2022, Strike Price $9.00	20	(15,280)	(150)

Total Call Options Written (Premiums Received $4,046)			$(4,405)

(a)  Exchange Traded.

The accompanying notes are an integral part of the financial statements.

Amplify ETF Trust

Statements of Assets and Liabilities

October 31, 2022

	Amplify High Income ETF	Amplify Online Retail ETF	Amplify CWP Enhanced Dividend Income ETF	Amplify Transformational Data Sharing ETF	Amplify Lithium & Battery Technology ETF
Assets:
Investments, at Cost	$383,978,411	$490,898,225	$1,860,836,278	$1,165,329,391	$231,669,923
Foreign Currency, at Cost	—	1,335	—	—	—
Investments, at Value	$304,862,118	$203,986,545	$1,930,145,388	$619,847,653	$172,359,975
Foreign Currency, at Value	—	1,212	—	—	—
Cash	—	—	169,487,318	—	256,157
Receivable for Capital Shares Sold	1,158,160	—	30,118,630	—	—
Receivable for Investments Sold	—	—	259,298	31,506,568	—
Dividends and Interest Receivable	1,141,631	22,076	1,639,843	903,082	130,820
Securities Lending Income Receivable	19,313	61,139	—	819,204	81,219
Total Assets	307,181,222	204,070,972	2,131,650,477	653,076,507	172,828,171

Liabilities:
Options Written, at Value (Premiums Received $0, $0, $1,364,973, $0, $0)	—	—	1,333,500	—	—
Securities Sold Short, at Value (Proceeds $0, $0, $0, $84,041, $0)	—	—	—	89,750	—
Payable for Fund Shares Redeemed	—	—	—	30,633,065	—
Payable for Investments Purchased	1,153,405	—	27,640,894	—	—
Collateral Received for Securities Loaned (See Note 4)	7,842,075	17,601,618	—	157,157,932	12,955,274
Advisory Fees Payable, net of waiver, if any	124,070	109,742	885,951	298,482	81,790
Foreign Currency Payable to Custodian (Cost $0, $0, $0, $598,893, $0)	—	—	—	598,893	—
Total Liabilities	9,119,550	17,711,360	29,860,345	188,778,122	13,037,064

Net Assets	$298,061,672	$186,359,612	$2,101,790,132	$464,298,385	$159,791,107

Net Assets Consist of:
Paid-in Capital ($0.01 par value)	$257,000	$46,500	$593,500	$250,500	$127,000
Additional Paid-in Capital	426,274,310	662,562,263	2,044,421,105	1,320,464,382	246,961,882
Total Distributable Earnings (Accumulated Deficit)	(128,469,638)	(476,249,151)	56,775,527	(856,416,497)	(87,297,775)
Net Assets	$298,061,672	$186,359,612	$2,101,790,132	$464,298,385	$159,791,107

Outstanding Shares of Beneficial Interest (unlimited authorized – $0.01 par value)	25,700,000	4,650,000	59,350,000	25,050,000	12,700,000
Net Asset Value, Offering and Redemption Price per Share	$11.60	$40.08	$35.41	$18.53	$12.58
Includes Loaned Securities with a Value of	$7,590,447	$15,041,227	$—	$143,216,063	$12,483,920

The accompanying notes are an integral part of these financial statements.

Amplify ETF Trust

Statements of Assets and Liabilities

October 31, 2022

	Amplify BlackSwan Growth & Treasury Core ETF	Amplify Emerging Markets FinTech ETF	Amplify Seymour Cannabis ETF	Amplify BlackSwan ISWN ETF	Amplify Thematic All-Stars ETF
Assets:
Investments, at Cost	$321,538,327	$4,388,703	$92,719,551	$37,643,171	$7,969,389
Foreign Currency, at Cost	—	—	7,686	—	3
Investments, at Value	$273,825,997	$2,468,181	$21,789,570	$31,279,522	$4,967,189
Foreign Currency, at Value	—	—	7,164	—	3
Cash Collateral for Securities Lending	—	—	125,547	—	—
Collateral for Swaps	—	—	7,910,000	—	—
Receivable for Investments Sold	—	—	11,381,451	—	—
Dividends and Interest Receivable	692,855	117	12,696	81,583	927
Securities Lending Income Receivable	—	818	313	—	135
Net Unrealized Appreciation on Swaps	—	—	1,437,461	—	—
Total Assets	274,518,852	2,469,116	42,664,202	31,361,105	4,968,254

Liabilities:
Collateral Received for Securities Loaned (See Note 4)	—	130,737	125,547	—	138,481
Payable to Broker for Swaps	—	—	25,192	—	—
Advisory Fees Payable, net of waiver, if any	121,336	1,403	11,955	13,499	2,150
Accrued Compliance Fees	—	—	1,039	—	—
Accrued Custody Fees	—	—	2,419	—	—
Accrued Accounting, Administration & Transfer Agent Fees	—	—	9,600	—	—
Accrued Principal Financial Officer Fees	—	—	1,245	—	—
Other Payables and Accrued Expenses	—	—	36,595	—	—
Total Liabilities	121,336	132,140	213,592	13,499	140,631

Net Assets	$274,397,516	$2,336,976	$42,450,610	$31,347,606	$4,827,623

Net Assets Consist of:
Paid-in Capital ($0.01 par value)	$111,400	$1,250	$62,000	$17,750	$3,000
Additional Paid-in Capital	396,232,057	9,664,400	139,646,145	46,488,117	9,831,644
Total Distributable Earnings (Accumulated Deficit)	(121,945,941)	(7,328,674)	(97,257,535)	(15,158,261)	(5,007,021)
Net Assets	$274,397,516	$2,336,976	$42,450,610	$31,347,606	$4,827,623

Outstanding Shares of Beneficial Interest (unlimited authorized – $0.01 par value)	11,140,000	125,000	6,200,000	1,775,000	300,000
Net Asset Value, Offering and Redemption Price per Share	$24.63	$18.70	$6.85	$17.66	$16.09
Includes Loaned Securities with a Value of	$—	$125,328	$547	$—	$128,759

The accompanying notes are an integral part of these financial statements.

Amplify ETF Trust

Statements of Assets and Liabilities

October 31, 2022

	Amplify Digital & Online Trading ETF	Amplify BlackSwan Tech & Treasury ETF	Amplify Inflation Fighter ETF(a)	Amplify Natural Resources Dividend Income ETF	Amplify International Enhanced Dividend Income ETF
Assets:
Investments, at Cost	$561,386	$3,237,700	$14,540,909	$1,892,091	$1,881,143
Investments, at Value	$381,068	$2,961,247	$11,338,079	$1,874,915	$1,841,987
Receivable for Investments Sold	3,434	—	—	—	584,131
Dividends and Interest Receivable	556	7,652	16,138	1,201	3,781
Securities Lending Income Receivable	125	—	481	—	—
Return of Capital Receivable	—	—	—	798	—
Deposits at Broker for Futures	—	—	451,866	—	—
Total Assets	385,183	2,968,899	11,806,564	1,876,914	2,429,899

Liabilities:
Options Written, at Value (Premiums Received $0, $0, $0, $0, $4,046)	—	—	—	—	4,405
Collateral Received for Securities Loaned (See Note 4)	30,311	—	610,142	—	—
Payable for Fund Shares Redeemed	—	—	—	—	606,125
Variation Margin Payable	—	—	2,579	—	—
Advisory Fees Payable, net of waiver, if any	172	1,119	8,032	825	995
Total Liabilities	30,483	1,119	620,753	825	611,525

Net Assets	$354,700	$2,967,780	$11,185,811	$1,876,089	$1,818,374

Net Assets Consist of:
Paid-in Capital ($0.01 par value)	$250	$1,750	$5,500	$750	$750
Additional Paid-in Capital	631,500	3,858,610	14,508,423	1,907,037	1,872,958
Total Distributable Earnings (Accumulated Deficit)	(277,050)	(892,580)	(3,328,112)	(31,698)	(55,334)
Net Assets	$354,700	$2,967,780	$11,185,811	$1,876,089	$1,818,374

Outstanding Shares of Beneficial Interest (unlimited authorized – $0.01 par value)	25,000	175,000	550,000	75,000	75,000
Net Asset Value, Offering and Redemption Price per Share	$14.19	$16.96	$20.34	$25.01	$24.24
Includes Loaned Securities with a Value of	$27,229	$—	$492,428	$—	$—

(a)   Statement is consolidated. See Note 1 in the Notes to Financial Statements for basis of consolidation
The accompanying notes are an integral part of these financial statements.

Amplify ETF Trust

Statements of Operations

For the Year Ended October 31, 2022

	Amplify High Income ETF	Amplify Online Retail ETF	Amplify CWP Enhanced Dividend Income ETF	Amplify Transformational Data Sharing ETF	Amplify Lithium & Battery Technology ETF
Investment Income:
Dividend Income (Net of Foreign Withholding Tax of $0, $16,309, $0, $462,220, and $305,174, respectively)	$24,144,124	$2,404,494	$29,300,045	$7,817,014	$3,974,920
PIK Income	—	—	—	1,641,716	—
Non-Cash Dividend Income	—	—	—	—	1,702,262
Interest Income	18,578	13,002	11,986	1,104,917	4,103
Securities Lending Income	460,214	2,290,078	2,360	7,185,716	1,905,904
Total Investment Income	24,622,916	4,707,574	29,314,391	17,749,363	7,587,189

Expenses:
Advisory Fees	1,830,352	2,527,341	7,254,133	6,111,734	1,230,448
Total Expenses	1,830,352	2,527,341	7,254,133	6,111,734	1,230,448
Net Expenses	1,830,352	2,527,341	7,254,133	6,111,734	1,230,448
Net Investment Income	22,792,564	2,180,233	22,060,258	11,637,629	6,356,741

Realized and Unrealized Gain (Loss):
Net Realized Gain (Loss) on:
Investments	(34,254,679)	(149,277,838)	(13,557,384)	(181,584,881)	(8,564,532)
Capital Gain Distributions from Underlying Closed End Funds	1,537,143	—	—	—	—
Foreign Currency	—	(150,763)	—	(97,285)	(12,138)
Options Written	—	—	16,088,361	—	—
Net Change in Unrealized Appreciation/Depreciation on:
Investments	(93,747,918)	(316,987,541)	(25,433)	(757,818,658)	(86,317,446)
Foreign Currency	—	(1,136)	—	(23,891)	(3,083)
Options Written	—	—	(53,941)	—	—
Securities Sold Short	—	—	—	(5,079)	—
Net Realized and Unrealized Gain (Loss)	(126,465,454)	(466,417,278)	2,451,603	(939,529,794)	(94,897,199)

Net Increase (Decrease) in Net Assets Resulting from Operations	$(103,672,890)	$(464,237,045)	$24,511,861	$(927,892,165)	$(88,540,458)

The accompanying notes are an integral part of these financial statements.

Amplify ETF Trust

Statements of Operations

For the Year Ended October 31, 2022

	Amplify BlackSwan Growth & Treasury Core ETF	Amplify Emerging Markets FinTech ETF	Amplify Seymour Cannabis ETF	Amplify BlackSwan ISWN ETF	Amplify Thematic All-Stars ETF
Investment Income:
Dividend Income (Net of Foreign Withholding Tax of $0, $4,039, $0, $0, $2,047 respectively)	$—	$57,497	$331,213	$—	$43,530
Non-Cash Dividend Income	—	4,936	—	—	—
Interest Income	9,297,116	—	51,554	799,607	—
Securities Lending Income	—	38,485	112,628	—	966
Total Investment Income	9,297,116	100,918	495,395	799,607	44,496

Expenses:
Advisory Fees	2,894,453	33,873	404,912	205,515	47,018
Other Expenses	—	—	48,816	—	—
Fund Accounting, Administration & Transfer Agent Fees	—	—	57,666	—	—
Legal Fees	—	—	47,784	—	—
Custody Expenses	—	—	32,444	—	—
Audit Fees	—	—	24,259	—	—
Shareholder Servicing Fees	—	—	15,861	—	—
Principal Financial Officer Fees	—	—	14,984	—	—
Compliance Fees	—	—	12,642	—	—
Trustee Fees	—	—	12,512	—	—
Total Expenses	2,894,453	33,873	671,880	205,515	47,018
Advisory Fees Waived/Reimbursed (See Note 3)	—	—	(204,674)	—	—
Net Expenses	2,894,453	33,873	467,206	205,515	47,018
Net Investment Income (Loss)	6,402,663	67,045	28,189	594,092	(2,522)

Realized and Unrealized Gain (Loss):
Net Realized Gain (Loss) on:
Investments	(55,800,715)	(5,643,909)	(15,867,062)	(8,354,905)	(2,603,929)
Foreign Currency	—	(12,296)	—	—	(1,540)
Swaps	—	—	(24,149,016)	—	—
Net Change in Unrealized Appreciation/Depreciation on:
Investments	(120,239,328)	425,398	(27,642,393)	(6,900,721)	(3,878,190)
Foreign Currency	—	27	—	—	(62)
Swaps	—	—	3,621,675	—	—
Net Realized and Unrealized Gain (Loss)	(176,040,043)	(5,230,780)	(64,036,796)	(15,255,626)	(6,483,721)

Net Increase (Decrease) in Net Assets Resulting from Operations	$(169,637,380)	$(5,163,735)	$(64,008,607)	$(14,661,534)	$(6,486,243)

The accompanying notes are an integral part of these financial statements.

Amplify ETF Trust

Statements of Operations

For the Year/Period Ended October 31, 2022

	Amplify Digital & Online Trading ETF	Amplify BlackSwan Tech & Treasury ETF(a)	Amplify Inflation Fighter ETF(b)(c)	Amplify Natural Resources Dividend Income ETF(d)	Amplify International Enhanced Dividend Income ETF(e)
Investment Income:
Dividend Income (Net of Foreign Withholding Tax of $466, $0, $21,109, $1,215, $899)	$4,960	$—	$169,019	$10,280	$7,157
Interest Income	—	46,020	16,187	26	316
Securities Lending Income	303	—	3,305	—	—
Total Investment Income	5,263	46,020	188,511	10,306	7,473

Expenses:
Advisory Fees	2,750	10,281	90,057	1,341	1,594
Total Expenses	2,750	10,281	90,057	1,341	1,594
Net Expenses	2,750	10,281	90,057	1,341	1,594
Net Investment Income	2,513	35,739	98,454	8,965	5,879

Realized and Unrealized Gain (Loss):
Net Realized Gain (Loss) on:
Investments	(98,188)	(623,437)	112,588	36,780	(4,083)
Foreign Currency	(353)	—	(4,011)	(4)	—
Futures	—	—	(1,102,723)	—	—
Options Written	—	—	—		2,065
Net Change in Unrealized Appreciation/Depreciation on:
Investments	(216,668)	(276,453)	(3,202,830)	(17,176)	(39,156)
Foreign Currency	3	—	—	—
Options Written	—	—	—		(359)
Futures Contracts	—	—	608	—	—
Net Realized and Unrealized Gain (Loss)	(315,206)	(899,890)	(4,196,368)	19,600	(41,533)

Net Increase (Decrease) in Net Assets Resulting from Operations	$(312,693)	$(864,151)	$(4,097,914)	$28,565	$(35,654)

(a)   Fund commenced operations on December 8, 2021.

(b)   Fund commenced operations on February 1, 2022.

(c)   Statement is consolidated. See Note 1 in the Notes to Financial Statements for basis of consolidation

(d)   Fund commenced operations on August 23, 2022.

(e)   Fund commenced operations on September 7, 2022.

The accompanying notes are an integral part of these financial statements.

Amplify ETF Trust

Statements of Changes in Net Assets

	Amplify High Income ETF
	Year Ended October 31, 2022	Year Ended October 31, 2021
Operations:
Net Investment Income	$22,792,564	$17,628,539
Net Realized Gain on Investments	(32,907,074)	3,387,191
Capital Gain Distributions from Underlying Closed End Funds	189,538	1,718,032
Net Change in Unrealized Appreciation/(Depreciation) on Investments	(93,747,918)	55,915,231
Net Increase (Decrease) in Net Assets Resulting from Operations	(103,672,890)	78,648,993

Distributions to Shareholders:
Dividends and Distributions	(23,924,398)	(19,232,860)
Return of Capital	(13,017,602)	(14,547,140)
Total Distributions	(36,942,000)	(33,780,000)

Capital Share Transactions:
Subscriptions	55,386,975	262,958,955
Redemptions	(65,681,329)	(81,677,680)
Transaction Fees (Note 1)	54	542
Increase (Decrease) in Net Assets from Capital Share Transactions	(10,294,300)	181,281,817

Total Increase (Decrease) in Net Assets	(150,909,190)	226,150,810

Net Assets:
Beginning of Period	448,970,862	222,820,052
End of Period	$298,061,672	$448,970,862

Share Transactions:
Subscriptions	4,050,000	15,500,000
Redemptions	(4,700,000)	(4,750,000)
Net Increase (Decrease) in Shares Outstanding from Share Transactions	(650,000)	10,750,000

The accompanying notes are an integral part of these financial statements.

Amplify ETF Trust

Statements of Changes in Net Assets

	Amplify Online Retail ETF
	Year Ended October 31, 2022	Year Ended October 31, 2021
Operations:
Net Investment Income (Loss)	$2,180,233	$(735,097)
Net Realized Gain (Loss) on Investments and Foreign Currency	(149,428,601)	426,733,892
Net Change in Unrealized Depreciation on Investments and Foreign Currency	(316,988,677)	(156,893,959)
Net Increase (Decrease) in Net Assets Resulting from Operations	(464,237,045)	269,104,836

Distributions to Shareholders:
Dividends and Distributions	—	(7,766,866)
Total Distributions	—	(7,766,866)

Capital Share Transactions:
Subscriptions	53,305,915	797,325,220
Redemptions	(299,390,842)	(1,133,127,475)
Transaction Fees (Note 1)	—	365
Decrease in Net Assets from Capital Share Transactions	(246,084,927)	(335,801,890)

Total Decrease in Net Assets	(710,321,972)	(74,463,920)

Net Assets:
Beginning of Period	896,681,584	971,145,504
End of Period	$186,359,612	$896,681,584

Share Transactions:
Subscriptions	750,000	6,950,000
Redemptions	(4,200,000)	(9,800,000)
Net Decrease in Shares Outstanding from Share Transactions	(3,450,000)	(2,850,000)
The accompanying notes are an integral part of these financial statements.

Amplify ETF Trust

Statements of Changes in Net Assets

	Amplify CWP Enhanced Dividend Income ETF
	Year Ended October 31, 2022	Year Ended October 31, 2021
Operations:
Net Investment Income	$22,060,258	$5,617,950
Net Realized Gain on Investments and Options Written	2,530,977	14,242,785
Net Change in Unrealized Appreciation/(Depreciation) on Investments and Options Written	(79,374)	69,695,584
Net Increase in Net Assets Resulting from Operations	24,511,861	89,556,319

Distributions to Shareholders:
Dividends and Distributions	(32,662,560)	(20,392,493)
Return of Capital	(33,000,810)	(1,776,088)
Total Distributions	(65,663,370)	(22,168,581)

Capital Share Transactions:
Subscriptions	1,387,185,500	595,631,420
Redemptions	(10,597,300)	(3,333,540)
Increase in Net Assets from Capital Share Transactions	1,376,588,200	592,297,880

Total Increase in Net Assets	1,335,436,691	659,685,618

Net Assets:
Beginning of Period	766,353,441	106,667,823
End of Period	$2,101,790,132	$766,353,441

Share Transactions:
Subscriptions	39,000,000	17,100,000
Redemptions	(300,000)	(100,000)
Net Increase in Shares Outstanding from Share Transactions	38,700,000	17,000,000

The accompanying notes are an integral part of these financial statements.

Amplify ETF Trust

Statements of Changes in Net Assets

	Amplify Transformational Data Sharing ETF
	Year Ended October 31, 2022	Year Ended October 31, 2021
Operations:
Net Investment Income	$11,637,629	$4,798,978
Net Realized Gain (Loss) on Investments and Foreign Currency	(181,682,166)	175,253,913
Net Change in Unrealized Appreciation/(Depreciation) on Investments, Foreign Currency, and Securities Sold Short	(757,847,628)	178,679,137
Net Increase (Decrease) in Net Assets Resulting from Operations	(927,892,165)	358,732,028

Distributions to Shareholders:
Dividends and Distributions	(167,906,335)	(6,448,385)
Total Distributions	(167,906,335)	(6,448,385)

Capital Share Transactions:
Subscriptions	320,208,315	1,572,103,930
Redemptions	(255,162,225)	(562,188,520)
Transaction Fees (Note 1)	526	146,391
Increase in Net Assets from Capital Share Transactions	65,046,616	1,010,061,801

Total Increase (Decrease) in Net Assets	(1,030,751,884)	1,362,345,444

Net Assets:
Beginning of Period	1,495,050,269	132,704,825
End of Period	$464,298,385	$1,495,050,269

Share Transactions:
Subscriptions	6,700,000	33,150,000
Redemptions	(8,650,000)	(11,500,000)
Net Increase (Decrease) in Shares Outstanding from Share Transactions	(1,950,000)	21,650,000

The accompanying notes are an integral part of these financial statements.

Amplify ETF Trust

Statements of Changes in Net Assets

	Amplify Lithium & Battery Technology ETF
	Year Ended October 31, 2022	Year Ended October 31, 2021
Operations:
Net Investment Income	$6,356,741	$2,195,444
Net Realized Gain (Loss) on Investments and Foreign Currency	(8,576,670)	10,079,336
Net Change in Unrealized Appreciation/(Depreciation) on Investments and Foreign Currency	(86,320,529)	27,381,300
Net Increase (Decrease) in Net Assets Resulting from Operations	(88,540,458)	39,656,080

Distributions to Shareholders:
Dividends and Distributions	(5,449,017)	(87,235)
Total Distributions	(5,449,017)	(87,235)

Capital Share Transactions:
Subscriptions	96,179,630	255,769,840
Redemptions	(76,589,950)	(71,153,030)
Transaction Fees (Note 1)	53,717	204,554
Increase in Net Assets from Capital Share Transactions	19,643,397	184,821,364

Total Increase (Decrease) in Net Assets	(74,346,078)	224,390,209

Net Assets:
Beginning of Period	234,137,185	9,746,976
End of Period	$159,791,107	$234,137,185

Share Transactions:
Subscriptions	5,300,000	15,050,000
Redemptions	(4,550,000)	(4,000,000)
Net Increase in Shares Outstanding from Share Transactions	750,000	11,050,000

The accompanying notes are an integral part of these financial statements.

Amplify ETF Trust

Statements of Changes in Net Assets

	Amplify BlackSwan Growth & Treasury Core ETF
	Year Ended October 31, 2022	Year Ended October 31, 2021
Operations:
Net Investment Income	$6,402,663	$2,011,679
Net Realized Gain (Loss) on Investments	(55,800,715)	51,368,367
Net Change in Unrealized Appreciation/(Depreciation) on Investments	(120,239,328)	68,389,186
Net Increase (Decrease) in Net Assets Resulting from Operations	(169,637,380)	121,769,232

Distributions to Shareholders:
Dividends and Distributions	(49,750,465)	(11,566,239)
Total Distributions	(49,750,465)	(11,566,239)

Capital Share Transactions:
Subscriptions	378,151,950	262,913,280
Redemptions	(795,833,189)	(146,881,040)
Increase (Decrease) in Net Assets from Capital Share Transactions	(417,681,239)	116,032,240

Total Increase (Decrease) in Net Assets	(637,069,084)	226,235,233

Net Assets:
Beginning of Period	911,466,600	685,231,367
End of Period	$274,397,516	$911,466,600

Share Transactions:
Subscriptions	10,650,000	7,790,000
Redemptions	(25,030,000)	(4,470,000)
Net Increase (Decrease) in Shares Outstanding from Share Transactions	(14,380,000)	3,320,000

The accompanying notes are an integral part of these financial statements.

Amplify ETF Trust

Statements of Changes in Net Assets

	Amplify Emerging Markets FinTech ETF
	Year Ended October 31, 2022	Year Ended October 31, 2021
Operations:
Net Investment Income (Loss)	$67,045	$(48,585)
Net Realized Gain (Loss) on Investments and Foreign Currency	(5,656,205)	3,687,486
Net Change in Unrealized Appreciation/(Depreciation) on Investments and Foreign Currency	425,425	(3,980,714)
Net Decrease in Net Assets Resulting from Operations	(5,163,735)	(341,813)

Capital Share Transactions:
Subscriptions	—	18,451,695
Redemptions	(3,371,133)	(17,632,948)
Transaction Fees (Note 1)	—	9,045
Increase (Decrease) in Net Assets from Capital Share Transactions	(3,371,133)	827,792

Total Increase (Decrease) in Net Assets	(8,534,868)	485,979

Net Assets:
Beginning of Period	10,871,844	10,385,865
End of Period	$2,336,976	$10,871,844

Share Transactions:
Subscriptions	—	350,000
Redemptions	(125,000)	(350,000)
Net Increase (Decrease) in Shares Outstanding from Share Transactions	(125,000)	—

The accompanying notes are an integral part of these financial statements.

Amplify ETF Trust

Statements of Changes in Net Assets

	Amplify Seymour Cannabis ETF
	Year Ended October 31, 2022	Year Ended October 31, 2021
Operations:
Net Investment Income	$28,189	$52,180
Net Realized Loss on Investments, Foreign Currency and Swaps	(40,016,078)	(9,144,013)
Net Change in Unrealized Depreciation on Investments, Foreign Currency and Swaps	(24,020,718)	(43,844,874)
Net Decrease in Net Assets Resulting from Operations	(64,008,607)	(52,936,707)

Distributions to Shareholders:
Dividends and Distributions	(960)	(151,546)
Total Distributions	(960)	(151,546)

Capital Share Transactions:
Subscriptions	9,048,720	178,766,815
Redemptions	(5,949,360)	(28,814,980)
Increase in Net Assets from Capital Share Transactions	3,099,360	149,951,835

Total Increase (Decrease) in Net Assets	(60,910,207)	96,863,582

Net Assets:
Beginning of Period	103,360,817	6,497,235
End of Period	$42,450,610	$103,360,817

Share Transactions:
Subscriptions	650,000	6,350,000
Redemptions	(400,000)	(950,000)
Net Increase in Shares Outstanding from Share Transactions	250,000	5,400,000

The accompanying notes are an integral part of these financial statements.

Amplify ETF Trust

Statements of Changes in Net Assets

	Amplify BlackSwan ISWN ETF
	Year Ended October 31, 2022	Period Ended October 31, 2021(a)
Operations:
Net Investment Income	$594,092	$98,763
Net Realized Gain (Loss) on Investments	(8,354,905)	161,928
Net Change in Unrealized Appreciation/(Depreciation) on Investments	(6,900,721)	537,072
Net Increase (Decrease) in Net Assets Resulting from Operations	(14,661,534)	797,763

Distributions to Shareholders:
Dividends and Distributions	(704,129)	(80,874)
Total Distributions	(704,129)	(80,874)

Capital Share Transactions:
Subscriptions	21,448,860	43,882,143
Redemptions	(18,089,013)	(1,245,610)
Increase in Net Assets from Capital Share Transactions	3,359,847	42,636,533

Total Increase (Decrease) in Net Assets	(12,005,816)	43,353,422

Net Assets:
Beginning of Period	43,353,422	—
End of Period	$31,347,606	$43,353,422

Share Transactions:
Subscriptions	900,000	1,750,000
Redemptions	(825,000)	(50,000)
Net Increase in Shares Outstanding from Share Transactions	75,000	1,700,000

(a)     The Fund commenced operations on January 25, 2021.

The accompanying notes are an integral part of these financial statements.

Amplify ETF Trust

Statements of Changes in Net Assets

	Amplify Thematic All-Stars ETF
	Year Ended October 31, 2022	Period Ended October 31, 2021(a)
Operations:
Net Investment Loss	$(2,522)	$(4,500)
Net Realized Gain (Loss) on Investments and Foreign Currency	(2,605,469)	12,911
Net Change in Unrealized Appreciation/(Depreciation) on Investments and Foreign Currency	(3,878,252)	876,005
Net Increase (Decrease) in Net Assets Resulting from Operations	(6,486,243)	884,416

Distributions to Shareholders:
Dividends and Distributions	(378)	—
Total Distributions	(378)	—

Capital Share Transactions:
Subscriptions	8,474,088	11,046,665
Redemptions	(8,468,128)	(623,290)
Transaction Fees (Note 1)	456	37
Increase in Net Assets from Capital Share Transactions	6,416	10,423,412

Total Increase (Decrease) in Net Assets	(6,480,205)	11,307,828

Net Assets:
Beginning of Period	11,307,828	—
End of Period	$4,827,623	$11,307,828

Share Transactions:
Subscriptions	325,000	425,000
Redemptions	(425,000)	(25,000)
Net Increase (Decrease) in Shares Outstanding from Share Transactions	(100,000)	400,000

(a)   The Fund commenced operations on July 20, 2021.

The accompanying notes are an integral part of these financial statements.

Amplify ETF Trust

Statements of Changes in Net Assets

	Amplify Digital & Online Trading ETF
	Year Ended October 31, 2022	Period Ended October 31, 2021(a)
Operations:
Net Investment Income	$2,513	$1,003
Net Realized Gain (Loss) on Investments and Foreign Currency	(98,541)	396
Net Change in Unrealized Appreciation/(Depreciation) on Investments and Foreign Currency	(216,665)	36,341
Net Increase (Decrease) in Net Assets Resulting from Operations	(312,693)	37,740

Distributions to Shareholders:
Dividends and Distributions	(2,097)	—
Total Distributions	(2,097)	—

Capital Share Transactions:
Subscriptions	—	631,750
Increase in Net Assets from Capital Share Transactions	—	631,750

Total Increase (Decrease) in Net Assets	(314,790)	669,490

Net Assets:
Beginning of Period	669,490	—
End of Period	$354,700	$669,490

Share Transactions:
Subscriptions	—	25,000
Net Increase in Shares Outstanding from Share Transactions	—	25,000

(a)   The Fund commenced operations on September 21, 2021.

The accompanying notes are an integral part of these financial statements.

Amplify ETF Trust

Statement of Changes in Net Assets

Amplify BlackSwan Tech & Treasury ETF
Period Ended October 31, 2022(a)
Operations:
Net Investment Income	$35,739
Net Realized Loss on Investments and Foreign Currency	(623,437)
Net Change in Unrealized Depreciation on Investments and Foreign Currency	(276,453)
Net Decrease in Net Assets Resulting from Operations	(864,151)

Distributions to Shareholders:
Dividends and Distributions	(28,429)
Total Distributions	(28,429)

Capital Share Transactions:
Subscriptions	4,293,098
Redemptions	(432,738)
Increase in Net Assets from Capital Share Transactions	3,860,360

Total Increase in Net Assets	2,967,780

Net Assets:
Beginning of Period	—
End of Period	$2,967,780

Share Transactions:
Subscriptions	200,000
Redemptions	(25,000)
Net Increase in Shares Outstanding from Share Transactions	175,000

(a)   The Fund commenced operations on December 8, 2021.

The accompanying notes are an integral part of these financial statements.

Amplify ETF Trust

Consolidated Statement of Changes in Net Assets

Amplify Inflation Fighter ETF
Period Ended October 31, 2022(a)
Operations:
Net Investment Income	$98,454
Net Realized Loss on Investments, Foreign Currency and Futures	(994,146)
Net Change in Unrealized Depreciation on Investments, Foreign Currency and Futures	(3,202,222)
Net Decrease in Net Assets Resulting from Operations	(4,097,914)

Capital Share Transactions:
Subscriptions	23,417,260
Redemptions	(8,135,840)
Transaction Fees (Note 1)	2,305
Increase in Net Assets from Capital Share Transactions	15,283,725

Total Increase in Net Assets	11,185,811

Net Assets:
Beginning of Period	—
End of Period	$11,185,811

Share Transactions:
Subscriptions	900,000
Redemptions	(350,000)
Net Increase in Shares Outstanding from Share Transactions	550,000

(a)   The Fund commenced operations on February 1, 2022.
The accompanying notes are an integral part of these financial statements.

Amplify ETF Trust

Statement of Changes in Net Assets

Amplify Natural Resources Dividend Income ETF
Period Ended October 31, 2022(a)
Operations:
Net Investment Income	$8,965
Net Realized Gain on Investments and Foreign Currency	36,776
Net Change in Unrealized Depreciation on Investments and Foreign Currency	(17,176)
Net Increase in Net Assets Resulting from Operations	28,565

Distributions to Shareholders:
Dividends and Distributions	(8,953)
Return of Capital	(848)
Total Distributions	(9,801)

Capital Share Transactions:
Subscriptions	2,486,810
Redemptions	(629,485)
Increase in Net Assets from Capital Share Transactions	1,857,325

Total Increase in Net Assets	1,876,089

Net Assets:
Beginning of Period	—
End of Period	$1,876,089

Share Transactions:
Subscriptions	100,000
Redemptions	(25,000)
Net Increase in Shares Outstanding from Share Transactions	75,000

(a)   The Fund commenced operations on August 23, 2022.

The accompanying notes are an integral part of these financial statements.

Amplify ETF Trust

Statement of Changes in Net Assets

Amplify International Enhanced Dividend Income ETF
Period Ended October 31, 2022(a)
Operations:
Net Investment Income	$5,879
Net Realized Loss on Investments, Foreign Currency and Options Written	(2,018)
Net Change in Unrealized Depreciation on Investments, Foreign Currency and Options Written	(39,515)
Net Decrease in Net Assets Resulting from Operations	(35,654)

Distributions to Shareholders:
Dividends and Distributions	(5,879)
Return of Capital	(12,496)
Total Distributions	(18,375)

Capital Share Transactions:
Subscriptions	2,478,528
Redemptions	(606,125)
Increase in Net Assets from Capital Share Transactions	1,872,403

Total Increase in Net Assets	1,818,374

Net Assets:
Beginning of Period	—
End of Period	$1,818,374

Share Transactions:
Subscriptions	100,000
Redemptions	(25,000)
Net Increase in Shares Outstanding from Share Transactions	75,000

(a)   The Fund commenced operations on September 7, 2022.

The accompanying notes are an integral part of these financial statements.

Amplify ETF Trust

Amplify High Income ETF

Financial Highlights

	Year Ended October 31, 2022	Year Ended October 31, 2021		Year Ended October 31, 2020	Period Ended October 31, 2019(a)		Year Ended December 31, 2018	Year Ended December 31, 2017
Net Asset Value, Beginning of Year/Period	$17.04	$14.28		$17.62	$16.09		$19.49	$18.55
Income (Loss) from Investment Operations:
Net Investment Income(b)	0.89	0.81		0.97	0.86		1.13	1.22
Net Realized and Unrealized Gain (Loss)(c)	(4.89)	3.48		(2.69)	1.97		(2.97)	1.31
Total from Investment Operations	(4.00)	4.29		(1.72)	2.83		(1.84)	2.53

Distributions to Shareholders
Net Investment Income	(0.93)	(0.86)		(1.03)	(0.87)		(1.13)	(1.20)
Return of Capital	(0.51)	(0.67)		(0.59)	(0.43)		(0.43)	(0.39)
Total from Distributions	(1.44)	(1.53)		(1.62)	(1.30)		(1.56)	(1.59)

Capital Share Transactions
Transaction Fees	0.00 (i)	0.00	(i)	0.00 (i)	—		—	—

Net Asset Value, End of Year/Period	$11.60	$17.04		$14.28	$17.62		$16.09	$19.49

Total Return on Net Asset Value(d)	-24.46%	30.71	%(h)	-9.84%	17.86	%(h)	-9.97%	14.03%

Supplemental Data:
Net Assets, End of Year/Period (000’s)	$298,062	$448,971		$222,820	$237,004		$174,526	$222,223
Ratio of Expenses to Average Net Assets	0.50%	0.50%		0.50%	0.50	%(f)	0.50%	0.50%
Ratio of Net Investment Income to Average Net Assets(e)	6.23%	4.81%		6.29%	5.93	%(f)	6.19%	6.27%
Portfolio Turnover(g)	59%	90%		43%	28	%(h)	40%	34%

(a)   For the period January 1, 2019 to October 1, 2019. See Note 1 to the Financial Statements.

(b)   Calculated based on average shares outstanding during the period.

(c)   Realized and unrealized gains and losses per share in this caption are balancing amounts necessary to reconcile the change in net asset value per share for the period and may not reconcile with the aggregate gains and losses in the statement of operations due to share transactions for the year.

(d)   Total Return on Net Asset Value is based on the change in net asset value (“NAV”) of a share during the period and assumes reinvestment of dividends and distributions at NAV. Total Return on Net Asset Value is for the period indicated and has not been annualized. The return shown does not reflect the deduction of taxes that a shareholder would pay on fund distributions or redemption of fund shares.

(e)   These ratios exclude the impact of expenses of underlying security holdings as represented in the Schedule of Investments. Recognition of net investment income by the Fund is affected by the timing of the declaration of dividends by the underlying closed-end investment companies in which the Fund invests.

(f)   Annualized.

(g)   Excludes the impact of in-kind transactions.

(h)   Not Annualized.

(i)   Less than $0.005.

The accompanying notes are an integral part of these financial statements.

Amplify ETF Trust

Amplify Online Retail ETF

Financial Highlights

	Year Ended October 31, 2022	Year Ended October 31, 2021	Year Ended October 31, 2020	Year Ended October 31, 2019	Year Ended October 31, 2018
Net Asset Value, Beginning of Year	$110.70	$88.69	$48.49	$43.86	$37.41
Income (Loss) from Investment Operations:
Net Investment Income (Loss)(a)	0.37	(0.07)	0.58	0.16	(0.17)
Net Realized and Unrealized Gain (Loss)(b)	(70.99)	22.70	39.77	4.47	6.62
Total from Investment Operations	(70.62)	22.63	40.35	4.63	6.45

Distributions to Shareholders
Net Investment Income	—	(0.62)	(0.15)	—	—
Total from Distributions	—	(0.62)	(0.15)	—	—

Capital Share Transactions
Transaction Fees	—	0.00 (c)	—	—	—

Net Asset Value, End of Year	$40.08	$110.70	$88.69	$48.49	$43.86

Total Return on Net Asset Value(d)	-63.80%	25.49%	83.46%	10.54%	17.25%

Supplemental Data:
Net Assets, End of Year (000’s)	$186,360	$896,682	$971,146	$240,005	$370,632
Ratio of Expenses to Average Net Assets	0.65%	0.65%	0.65%	0.65%	0.65%
Ratio of Net Investment Income (Loss) to Average Net Assets	0.56%	-0.06%	0.82%	0.33%	-0.35%
Portfolio Turnover(e)	57%	61%	28%	36%	17%

(a)   Calculated based on average shares outstanding during the period.

(b)   Realized and unrealized gains and losses per share in this caption are balancing amounts necessary to reconcile the change in net asset value per share for the period and may not reconcile with the aggregate gains and losses in the statement of operations due to share transactions for the year.

(c)     Less than $0.005.

(d)    Total Return on Net Asset Value is based on the change in net asset value (“NAV”) of a share during the period and assumes reinvestment of dividends and distributions at NAV. Total Return on Net Asset Value is for the period indicated and has not been annualized. The return shown does not reflect the deduction of taxes that a shareholder would pay on fund distributions or redemption of fund shares.

(e)     Excludes the impact of in-kind transactions.

The accompanying notes are an integral part of these financial statements.

Amplify ETF Trust

Amplify CWP Enhanced Dividend Income ETF

Financial Highlights

	Year Ended October 31, 2022	Year Ended October 31, 2021	Year Ended October 31, 2020	Year Ended October 31, 2019	Year Ended October 31, 2018
Net Asset Value, Beginning of Year	$37.11	$29.22	$30.41	$28.51	$27.54
Income from Investment Operations:
Net Investment Income(a)	0.59	0.49	0.48	0.58	0.45
Net Realized and Unrealized Gain (Loss)(b)	(0.57)	9.22	0.79	2.93	2.02
Total from Investment Operations	0.02	9.71	1.27	3.51	2.47

Distributions to Shareholders
Net Investment Income	(0.58)	(1.56)	(0.27)	(1.61)	(1.29)
Net Realized Gains	(0.28)	(0.11)	(0.86)	—	—
Return of Capital	(0.86)	(0.15)	(1.33)	—	(0.21)
Total from Distributions	(1.72)	(1.82)	(2.46)	(1.61)	(1.50)

Net Asset Value, End of Year	$35.41	$37.11	$29.22	$30.41	$28.51

Total Return on Net Asset Value(c)	0.14%	33.81%	4.40%	12.63%	9.12%

Supplemental Data:
Net Assets, End of Year (000’s)	$2,101,790	$766,353	$106,668	$21,286	$15,680
Ratio of Expenses to Average Net Assets (Before Advisory Fees Waived)	0.55%	0.61%	0.95%	0.95%	0.95%
Ratio of Expenses to Average Net Assets (After Advisory Fees Waived)	N/A	0.54%	0.49%	0.49%	0.94%
Ratio of Net Investment Income to Average Net Assets (Before Advisory Fees Waived)	1.67%	1.31%	1.16%	1.50%	1.53%
Ratio of Net Investment Income to Average Net Assets (After Advisory Fees Waived)	N/A	1.38%	1.62%	1.96%	1.54%
Portfolio Turnover(d)	87%	89%	86%	115%	151%

(a)     Calculated based on average shares outstanding during the period.

(b)    Realized and unrealized gains and losses per share in this caption are balancing amounts necessary to reconcile the change in net asset value per share for the period and may not reconcile with the aggregate gains and losses in the statement of operations due to share transactions for the year.

(c)     Total Return on Net Asset Value is based on the change in net asset value (“NAV”) of a share during the period and assumes reinvestment of dividends and distributions at NAV. Total Return on Net Asset Value is for the period indicated and has not been annualized. The return shown does not reflect the deduction of taxes that a shareholder would pay on fund distributions or redemption of fund shares.

(d)    Excludes the impact of in-kind transactions.

The accompanying notes are an integral part of these financial statements.

Amplify ETF Trust

Amplify Transformational Data Sharing ETF

Financial Highlights

	Year Ended October 31, 2022	Year Ended October 31, 2021	Year Ended October 31, 2020	Year Ended October 31, 2019	Period Ended October 31, 2018(a)
Net Asset Value, Beginning of Year/Period	$55.37	$24.80	$18.21	$17.45	$20.00
Income (Loss) from Investment Operations:
Net Investment Income(b)	0.41	0.24	0.17	0.23	0.14
Net Realized and Unrealized Gain (Loss)(c)	(31.50)	30.98	6.80	0.71	(2.69	)(d)
Total from Investment Operations	(31.09)	31.22	6.97	0.94	(2.55)

Distributions to Shareholders
Net Investment Income	(5.75)	(0.66)	(0.39)	(0.19)	—
Total from Distributions	(5.75)	(0.66)	(0.39)	(0.19)	—

Capital Share Transactions
Transaction Fees	0.00 (e)	0.01	0.01	0.01	0.00	(e)

Net Asset Value, End of Year/Period	$18.53	$55.37	$24.80	$18.21	$17.45

Total Return on Net Asset Value(f)	-61.76%	127.54%	38.97%	5.72%	-12.74	%(g)(j)

Supplemental Data:
Net Assets, End of Year/Period (000’s)	$464,298	$1,495,050	$132,705	$99,269	$131,762
Ratio of Expenses to Average Net Assets (Before Advisory Fees Waived)	0.70%	0.73%	0.90%	0.90%	0.90	%(h)
Ratio of Expenses to Average Net Assets (After Advisory Fees Waived)	N/A	0.70%	0.70%	0.70%	0.70	%(h)
Ratio of Net Investment Income to Average Net Assets (Before Advisory Fees Waived)	1.33%	0.47%	0.65%	1.15%	0.68	%(h)
Ratio of Net Investment Income to Average Net Assets (After Advisory Fees Waived)	N/A	0.50%	0.85%	1.35%	0.88	%(h)
Portfolio Turnover(i)	39%	41%	44%	35%	44	%(j)

(a)   The Fund commenced operations on January 16, 2018.

(b)   Calculated based on average shares outstanding during the period.

(c)   Realized and unrealized gains and losses per share in this caption are balancing amounts necessary to reconcile the change in net asset value per share for the period and may not reconcile with the aggregate gains and losses in the statement of operations due to share transactions for the year.

(d)   Includes a less than $0.01 gain per share derived from payment from an affiliate.

(e)   Less than $0.005.

(f)   Total Return on Net Asset Value is based on the change in net asset value (“NAV”) of a share during the period and assumes reinvestment of dividends and distributions at NAV. Total Return on Net Asset Value is for the period indicated and has not been annualized. The return shown does not reflect the deduction of taxes that a shareholder would pay on fund distributions or redemption of fund shares.

(g)   Before payment from affiliate for the loss resulting from trade error, the total return for the period would have been -12.74%.

(h)   Annualized.

(i)   Excludes the impact of in-kind transactions.

(j)   Not Annualized.
The accompanying notes are an integral part of these financial statements.

Amplify ETF Trust

Amplify Lithium & Battery Technology ETF

Financial Highlights

	Year Ended October 31, 2022	Year Ended October 31, 2021	Year Ended October 31, 2020	Year Ended October 31, 2019	Period Ended October 31, 2018(a)
Net Asset Value, Beginning of Year/Period	$19.59	$10.83	$10.59	$12.87	$20.00
Income (Loss) from Investment Operations:
Net Investment Income(b)	0.49	0.27	0.16	0.29	0.13
Net Realized and Unrealized Gain (Loss)(c)	(7.08)	8.50	0.41	(2.48)	(7.27	)(d)
Total from Investment Operations	(6.59)	8.77	0.57	(2.19)	(7.14)

Distributions to Shareholders
Net Investment Income	(0.42)	(0.03)	(0.35)	(0.10)	—
Total from Distributions	(0.42)	(0.03)	(0.35)	(0.10)	—

Capital Share Transactions
Transaction Fees	0.00(j)	0.02	0.02	0.01	0.01

Net Asset Value, End of Year/Period	$12.58	$19.59	$10.83	$10.59	$12.87

Total Return on Net Asset Value(e)	-34.28%	81.32%	5.56%	-16.96%	-35.65	%(f)(i)

Supplemental Data:
Net Assets, End of Year/Period (000’s)	$159,791	$234,137	$9,747	$4,767	$6,435
Ratio of Expenses to Average Net Assets (Before Advisory Fees Waived)	0.59%	0.59%	0.89%	0.92%	0.92	%(g)
Ratio of Expenses to Average Net Assets (After Advisory Fees Waived)	N/A	N/A	0.71%	0.72%	0.72	%(g)
Ratio of Net Investment Income to Average Net Assets (Before Advisory Fees Waived)	3.05%	1.57%	1.42%	2.23%	1.82	%(g)
Ratio of Net Investment Income to Average Net Assets (After Advisory Fees Waived)	N/A	N/A	1.60%	2.43%	2.02	%(g)
Portfolio Turnover(h)	42%	51%	131%	61%	12	%(i)

(a)   The Fund commenced operations on June 4, 2018.

(b)   Calculated based on average shares outstanding during the period.

(c)   Realized and unrealized gains and losses per share in this caption are balancing amounts necessary to reconcile the change in net asset value per share for the period and may not reconcile with the aggregate gains and losses in the statement of operations due to share transactions for the year.

(d)   Includes a less than $0.01 gain per share derived from payment from an affiliate.

(e)   Total Return on Net Asset Value is based on the change in net asset value (“NAV”) of a share during the period and assumes reinvestment of dividends and distributions at NAV. Total Return on Net Asset Value is for the period indicated and has not been annualized. The return shown does not reflect the deduction of taxes that a shareholder would pay on fund distributions or redemption of fund shares.

(f)   Before payment from affiliate for the loss resulting from trade error, the total return for the period would have been -35.65%.

(g)   Annualized.

(h)   Excludes the impact of in-kind transactions.

(i)   Not Annualized.

(j)   Less than $0.005.

The accompanying notes are an integral part of these financial statements.

Amplify ETF Trust

Amplify BlackSwan Growth & Treasury Core ETF

Financial Highlights

	Year Ended October 31, 2022	Year Ended October 31, 2021	Year Ended October 31, 2020		Period Ended October 31, 2019(a)
Net Asset Value, Beginning of Year/Period	$35.72	$30.87	$28.57		$25.00
Income from Investment Operations:
Net Investment Income(b)	0.33	0.09	0.12		0.43
Net Realized and Unrealized Gain (Loss)(c)	(9.41)	5.25	3.05	(d)	3.52
Total from Investment Operations	(9.08)	5.34	3.17		3.95

Distributions to Shareholders
Net Investment Income	(0.38)	(0.07)	(0.19)		(0.38)
Net Realized Gains	(1.63)	(0.42)	(0.68)		—
Total from Distributions	(2.01)	(0.49)	(0.87)		(0.38)

Capital Share Transactions
Transaction Fees	—	—	0.00	(e)	—

Net Asset Value, End of Year/Period	$24.63	$35.72	$30.87		$28.57

Total Return on Net Asset Value(f)	-26.77%	17.44%	11.29	%(j)	15.94	%(i)

Supplemental Data:
Net Assets, End of Year/Period (000’s)	$274,398	$911,467	$685,231		$124,299
Ratio of Expenses to Average Net Assets	0.49%	0.49%	0.49%		0.49	%(g)
Ratio of Net Investment Income to Average Net Assets	1.08%	0.25%	0.40%		1.64	%(g)
Portfolio Turnover(h)	286%	194%	162%		154	%(i)

(a)   The Fund commenced operations on November 5, 2018.

(b)   Calculated based on average shares outstanding during the period.

(c)   Realized and unrealized gains and losses per share in this caption are balancing amounts necessary to reconcile the change in net asset value per share for the period and may not reconcile with the aggregate gains and losses in the statement of operations due to share transactions for the year.

(d)   Includes a less than $0.01 gain per share derived from payment from an affiliate. See Note 5.

(e)   Less than $0.005.

(f)   Total Return on Net Asset Value is based on the change in net asset value (“NAV”) of a share during the period and assumes reinvestment of dividends and distributions at NAV. Total Return on Net Asset Value is for the period indicated and has not been annualized. The return shown does not reflect the deduction of taxes that a shareholder would pay on fund distributions or redemption of fund shares.

(g)   Annualized.

(h)   Excludes the impact of in-kind transactions.

(i)   Not Annualized.

(j)   Before payment from affiliate for the loss resulting from trade error, the total return for the period would have been 11.29%.

The accompanying notes are an integral part of these financial statements.

Amplify ETF Trust

Amplify Emerging Markets FinTech ETF

Financial Highlights

	Year Ended October 31, 2022	Year Ended October 31, 2021	Year Ended October 31, 2020		Period Ended October 31, 2019(a)
Net Asset Value, Beginning of Year/Period	$43.49	$41.54	$26.73		$25.00
Income (Loss) from Investment Operations:
Net Investment Income (Loss)(b)	0.39	(0.12)	(0.07)		(0.07)
Net Realized and Unrealized Gain (Loss)(c)	(25.18)	2.05	14.92	(d)	1.79
Total from Investment Operations	(24.79)	1.93	14.85		1.72

Distributions to Shareholders
Net Investment Income	—	—	(0.05)		—
Total from Distributions	—	—	(0.05)		—

Capital Share Transactions
Transaction Fees	—	0.02	0.01		0.01

Net Asset Value, End of Year/Period	$18.70	$43.49	$41.54		$26.73

Total Return on Net Asset Value(e)	-57.00%	4.68%	55.70	%(i)	6.91	%(h)

Supplemental Data:
Net Assets, End of Year/Period (000’s)	$2,337	$10,872	$10,386		$2,005
Ratio of Expenses to Average Net Assets	0.69%	0.69%	0.69%		0.69	%(f)
Ratio of Net Investment Income (Loss) to Average Net Assets	1.37%	-0.24%	-0.21%		-0.34	%(f)
Portfolio Turnover(g)	176%	69%	83%		64	%(h)

(a)   The Fund commenced operations on January 29, 2019.

(b)   Calculated based on average shares outstanding during the period.

(c)   Realized and unrealized gains and losses per share in this caption are balancing amounts necessary to reconcile the change in net asset value per share for the period and may not reconcile with the aggregate gains and losses in the statement of operations due to share transactions for the year.

(d)   Includes a $0.06 gain derived from a payment from affiliate.

(e)   Total Return on Net Asset Value is based on the change in net asset value (“NAV”) of a share during the period and assumes reinvestment of dividends and distributions at NAV. Total Return on Net Asset Value is for the period indicated and has not been annualized. The return shown does not reflect the deduction of taxes that a shareholder would pay on fund distributions or redemption of fund shares.

(f)   Annualized.

(g)   Excludes the impact of in-kind transactions.

(h)   Not Annualized.

(i)   Before payment from affiliate for the loss resulting from trade error, the total return for the period would have been 55.47%.

The accompanying notes are an integral part of these financial statements.

Amplify ETF Trust

Amplify Seymour Cannabis ETF

Financial Highlights

	Year Ended October 31, 2022		Year Ended October 31, 2021	Year Ended October 31, 2020	Period Ended October 31, 2019(a)
Net Asset Value, Beginning of Year/Period	$17.37		$11.81	$15.61	$24.71
Income (Loss) from Investment Operations:
Net Investment Income (Loss)(b)	0.00	(c)	0.01	0.31	0.00	(c)
Net Realized and Unrealized Gain (Loss)(d)	(10.52)		5.65	(4.03)	(9.10)
Total from Investment Operations	(10.52)		5.66	(3.72)	(9.10)

Distributions to Shareholders
Net Investment Income	(0.00	)(c)	(0.10)	(0.08)	—
Total from Distributions	(0.00	)(c)	(0.10)	(0.08)	—

Capital Share Transactions
Transaction Fees	—		—	0.00 (c)	—

Net Asset Value, End of Year/Period	$6.85		$17.37	$11.81	$15.61

Total Return on Net Asset Value(e)	-60.58%		47.93%	-24.94%	-37.28	%(h)

Supplemental Data:
Net Assets, End of Year/Period (000’s)	$42,451		$103,361	$6,497	$5,465
Ratio of Expenses to Average Net Assets (Before Advisory Fees Waived/Reimbursed & Securities Lending Credit)	1.08%		0.97%	5.61%	6.14	%(f)
Ratio of Expenses to Average Net Assets (After Advisory Fees Waived/Reimbursed)	0.75%		0.75%	2.22%	5.73	%(f)
Ratio of Expenses to Average Net Assets (After Advisory Fees Waived/Reimbursed & Securities Lending Credit)	0.75%		0.75%	0.75%	0.75	%(f)
Ratio of Net Investment Income (Loss) to Average Net Assets (Before Advisory Fees Waived)	-0.28%		-0.17%	-1.93%	6.14	%(f)
Ratio of Net Investment Income (Loss) to Average Net Assets (After Advisory Fees Waived)	0.05%		0.05%	2.93%	-0.10	%(f)
Portfolio Turnover(g)	27%		124%	64%	23	%(h)

(a)   The Fund commenced operations on July 22, 2019.

(b)   Calculated based on average shares outstanding during the period.

(c)   Less than $0.005.

(d)   Realized and unrealized gains and losses per share in this caption are balancing amounts necessary to reconcile the change in net asset value per share for the period and may not reconcile with the aggregate gains and losses in the statement of operations due to share transactions for the year.

(e)   Total Return on Net Asset Value is based on the change in net asset value (“NAV”) of a share during the period and assumes reinvestment of dividends and distributions at NAV. Total Return on Net Asset Value is for the period indicated and has not been annualized. The return shown does not reflect the deduction of taxes that a shareholder would pay on fund distributions or redemption of fund shares.

(f)   Annualized.

(g)   Excludes the impact of in-kind transactions.

(h)   Not Annualized.

The accompanying notes are an integral part of these financial statements.

Amplify ETF Trust

Amplify BlackSwan ISWN ETF

Financial Highlights

	Year Ended October 31, 2022	Period Ended October 31, 2021(a)
Net Asset Value, Beginning of Year/Period	$25.50	$25.00
Income (Loss) from Investment Operations:
Net Investment Income(b)	0.30	0.07
Net Realized and Unrealized Gain (Loss)(c)	(7.77)	0.48
Total from Investment Operations	(7.47)	0.55

Distributions to Shareholders
Net Investment Income	(0.27)	(0.05)
Net Realized Gains	(0.10)	—
Total from Distributions	(0.37)	(0.05)

Net Asset Value, End of Year/Period	$17.66	$25.50

Total Return on Net Asset Value(d)	-29.51%	2.23	%(f)

Supplemental Data:
Net Assets, End of Year/Period (000’s)	$31,348	$43,353
Ratio of Expenses to Average Net Assets	0.49%	0.49	%(e)
Ratio of Net Investment Income to Average Net Assets	1.42%	0.38	%(e)
Portfolio Turnover(g)	221%	123	%(f)

(a)   The Fund commenced operations on January 25, 2021.

(b)   Calculated based on average shares outstanding during the period.

(c)   Realized and unrealized gains and losses per share in this caption are balancing amounts necessary to reconcile the change in net asset value per share for the period and may not reconcile with the aggregate gains and losses in the statement of operations due to share transactions for the year.

(d)   Total Return on Net Asset Value is based on the change in net asset value (“NAV”) of a share during the period and assumes reinvestment of dividends and distributions at NAV. Total Return on Net Asset Value is for the period indicated and has not been annualized. The return shown does not reflect the deduction of taxes that a shareholder would pay on fund distributions or redemption of fund shares.

(e)   Annualized.

(f)   Not Annualized.

(g)   Excludes the impact of in-kind transactions.

The accompanying notes are an integral part of these financial statements.

Amplify ETF Trust

Amplify Thematic All-Stars ETF

Financial Highlights

	Year Ended October 31, 2022		Period Ended October 31, 2021(a)
Net Asset Value, Beginning of Year/Period	$28.27		$25.05
Income (Loss) from Investment Operations:
Net Investment Loss(b)	(0.01)		(0.02)
Net Realized and Unrealized Gain (Loss)(c)	(12.17)		3.24
Total from Investment Operations	(12.18)		3.22

Distributions to Shareholders
Net Realized Gains	(0.00	)(h)	—
Total from Distributions	(0.00	)(h)	—

Capital Share Transactions
Transaction Fees	0.00	(h)	0.00	(h)

Net Asset Value, End of Year/Period	$16.09		$28.27

Total Return on Net Asset Value(d)	-43.07%		12.85	%(f)(i)

Supplemental Data:
Net Assets, End of Year/Period (000’s)	$4,828		$11,308
Ratio of Expenses to Average Net Assets	0.49%		0.49	%(e)
Ratio of Net Investment Loss to Average Net Assets	-0.03%		-0.23	%(e)
Portfolio Turnover(g)	70%		48	%(f)

(a)   The Fund commenced operations on July 20, 2021.

(b)   Calculated based on average shares outstanding during the period.

(c)   Realized and unrealized gains and losses per share in this caption are balancing amounts necessary to reconcile the change in net asset value per share for the period and may not reconcile with the aggregate gains and losses in the statement of operations due to share transactions for the year.

(d)   Total Return on Net Asset Value is based on the change in net asset value (“NAV”) of a share during the period and assumes reinvestment of dividends and distributions at NAV. Total Return on Net Asset Value is for the period indicated and has not been annualized. The return shown does not reflect the deduction of taxes that a shareholder would pay on fund distributions or redemption of fund shares.

(e)   Annualized.

(f)   Not Annualized.

(g)   Excludes the impact of in-kind transactions.

(h)   Less than $0.005.

(i)   Before payment from affiliate for the loss resulting from a trade error, the total return for the period would have been 12.84%. See Note 5.

The accompanying notes are an integral part of these financial statements.

Amplify ETF Trust

Amplify Digital & Online Trading ETF

Financial Highlights

	Year Ended October 31, 2022	Period Ended October 31, 2021(a)
Net Asset Value, Beginning of Year/Period	$26.78	$25.27
Income (Loss) from Investment Operations:
Net Investment Income(b)	0.10	0.04
Net Realized and Unrealized Gain (Loss)(c)	(12.61)	1.47
Total from Investment Operations	(12.51)	1.51

Distributions to Shareholders
Net Investment Income	(0.08)	—
Total from Distributions	(0.08)	—

Net Asset Value, End of Year/Period	$14.19	$26.78

Total Return on Net Asset Value(d)	-46.83%	5.97	%(f)

Supplemental Data:
Net Assets, End of Year/Period (000’s)	$355	$669
Ratio of Expenses to Average Net Assets	0.59%	0.59	%(e)
Ratio of Net Investment Income to Average Net Assets	0.54%	1.43	%(e)
Portfolio Turnover(g)	54%	7	%(f)

(a)   The Fund commenced operations on September 21, 2021.

(b)   Calculated based on average shares outstanding during the period.

(c)   Realized and unrealized gains and losses per share in this caption are balancing amounts necessary to reconcile the change in net asset value per share for the period and may not reconcile with the aggregate gains and losses in the statement of operations due to share transactions for the year.

(d)   Total Return on Net Asset Value is based on the change in net asset value (“NAV”) of a share during the period and assumes reinvestment of dividends and distributions at NAV. Total Return on Net Asset Value is for the period indicated and has not been annualized. The return shown does not reflect the deduction of taxes that a shareholder would pay on fund distributions or redemption of fund shares.

(e)   Annualized.

(f)   Not Annualized.

(g)   Excludes the impact of in-kind transactions.
The accompanying notes are an integral part of these financial statements.

Amplify ETF Trust

Amplify BlackSwan Tech & Treasury ETF

Financial Highlights

	Period Ended October 31, 2022(a)
Net Asset Value, Beginning of Period	$24.95
Income (Loss) from Investment Operations:
Net Investment Income(b)	0.30
Net Realized and Unrealized Loss(c)	(8.03)
Total from Investment Operations	(7.73)

Distributions to Shareholders
Net Investment Income	(0.26)
Total from Distributions	(0.26)

Net Asset Value, End of Period	$16.96

Total Return on Net Asset Value(d)	-31.07	%(f)

Supplemental Data:
Net Assets, End of Period (000’s)	$2,968
Ratio of Expenses to Average Net Assets	0.49	%(e)
Ratio of Net Investment Income to Average Net Assets	1.70	%(e)
Portfolio Turnover(g)	153	%(f)

(a)   The Fund commenced operations on December 8, 2021.

(b)   Calculated based on average shares outstanding during the period.

(c)   Realized and unrealized gains and losses per share in this caption are balancing amounts necessary to reconcile the change in net asset value per share for the period and may not reconcile with the aggregate gains and losses in the statement of operations due to share transactions for the year.

(d)   Total Return on Net Asset Value is based on the change in net asset value (“NAV”) of a share during the period and assumes reinvestment of dividends and distributions at NAV. Total Return on Net Asset Value is for the period indicated and has not been annualized. The return shown does not reflect the deduction of taxes that a shareholder would pay on fund distributions or redemption of fund shares.

(e)   Annualized.

(f)   Not Annualized.

(g)   Excludes the impact of in-kind transactions.

The accompanying notes are an integral part of these financial statements.

Amplify ETF Trust

Amplify Inflation Fighter ETF

Consolidated Financial Highlights(a)

	Period Ended October 31, 2022(b)
Net Asset Value, Beginning of Period	$24.77
Income (Loss) from Investment Operations:
Net Investment Income(c)	0.16
Net Realized and Unrealized Loss(d)	(4.59)
Total from Investment Operations	(4.43)

Capital Share Transactions
Transaction Fees	0.00	(e)

Net Asset Value, End of Period	$20.34

Total Return on Net Asset Value(f)	-17.88	%(h)

Supplemental Data:
Net Assets, End of Period (000’s)	$11,186
Ratio of Expenses to Average Net Assets	0.85	%(g)
Ratio of Net Investment Income to Average Net Assets	0.93	%(g)
Portfolio Turnover(i)	61	%(h)

(a)   Financial Highlights are consolidated. See Note 1 in the Notes to Financial Statements for basis of consolidation.

(b)   The Fund commenced operations on February 1, 2022.

(c)   Calculated based on average shares outstanding during the period.

(d)   Realized and unrealized gains and losses per share in this caption are balancing amounts necessary to reconcile the change in net asset value per share for the period and may not reconcile with the aggregate gains and losses in the statement of operations due to share transactions for the year.

(e)   Less than $0.005.

(f)   Total Return on Net Asset Value is based on the change in net asset value (“NAV”) of a share during the period and assumes reinvestment of dividends and distributions at NAV. Total Return on Net Asset Value is for the period indicated and has not been annualized. The return shown does not reflect the deduction of taxes that a shareholder would pay on fund distributions or redemption of fund shares.

(g)    Annualized.

(h)    Not Annualized.

(i)     Excludes the impact of in-kind transactions.

The accompanying notes are an integral part of these financial statements.

Amplify ETF Trust

Amplify Natural Resources Dividend Income ETF

Financial Highlights

	Period Ended October 31, 2022(a)
Net Asset Value, Beginning of Period	$25.79
Income (Loss) from Investment Operations:
Net Investment Income(b)	0.18
Net Realized and Unrealized Loss(c)	(0.76)
Total from Investment Operations	(0.58)

Distributions to Shareholders
Net Investment Income	(0.18)
Return of Capital	(0.02)
Total from Distributions	(0.20)

Net Asset Value, End of Period	$25.01

Total Return on Net Asset Value(d)	-2.16	%(f)

Supplemental Data:
Net Assets, End of Period (000’s)	$1,876
Ratio of Expenses to Average Net Assets	0.59	%(e)
Ratio of Net Investment Income to Average Net Assets	3.94	%(e)
Portfolio Turnover(g)	31	%(f)

(a)   The Fund commenced operations on August 23, 2022.

(b)   Calculated based on average shares outstanding during the period.

(c)   Realized and unrealized gains and losses per share in this caption are balancing amounts necessary to reconcile the change in net asset value per share for the period and may not reconcile with the aggregate gains and losses in the statement of operations due to share transactions for the year.

(d)   Total Return on Net Asset Value is based on the change in net asset value (“NAV”) of a share during the period and assumes reinvestment of dividends and distributions at NAV. Total Return on Net Asset Value is for the period indicated and has not been annualized. The return shown does not reflect the deduction of taxes that a shareholder would pay on fund distributions or redemption of fund shares.

(e)   Annualized.

(f)   Not Annualized.

(g)   Excludes the impact of in-kind transactions.

The accompanying notes are an integral part of these financial statements.

Amplify ETF Trust

Amplify International Enhanced Dividend Income ETF

Financial Highlights

	Period Ended October 31, 2022(a)
Net Asset Value, Beginning of Period	$25.03
Income (Loss) from Investment Operations:
Net Investment Income(b)	0.09
Net Realized and Unrealized Loss(c)	(0.63)
Total from Investment Operations	(0.54)

Distributions to Shareholders
Net Investment Income	(0.07)
Return of Capital	(0.18)
Total from Distributions	(0.25)

Net Asset Value, End of Period	$24.24

Total Return on Net Asset Value(d)	-2.14	%(f)

Supplemental Data:
Net Assets, End of Period (000’s)	$1,818
Ratio of Expenses to Average Net Assets	0.65	%(e)
Ratio of Net Investment Income to Average Net Assets	2.40	%(e)
Portfolio Turnover(g)	12	%(f)

(a)   The Fund commenced operations on September 7, 2022.

(b)   Calculated based on average shares outstanding during the period.

(c)   Realized and unrealized gains and losses per share in this caption are balancing amounts necessary to reconcile the change in net asset value per share for the period and may not reconcile with the aggregate gains and losses in the statement of operations due to share transactions for the year.

(d)   Total Return on Net Asset Value is based on the change in net asset value (“NAV”) of a share during the period and assumes reinvestment of dividends and distributions at NAV. Total Return on Net Asset Value is for the period indicated and has not been annualized. The return shown does not reflect the deduction of taxes that a shareholder would pay on fund distributions or redemption of fund shares.

(e)   Annualized.

(f)   Not Annualized.

(g)   Excludes the impact of in-kind transactions.

The accompanying notes are an integral part of these financial statements.

Amplify ETF Trust

Notes to the Financial Statements

October 31, 2022

1.    ORGANIZATION

Amplify ETF Trust (the “Trust”) was organized as a Massachusetts business trust on January 6, 2015, and is authorized to issue an unlimited number of shares in one or more series of funds. The Trust is an open-end management investment company, registered under the Investment Company Act of 1940, as amended (the “1940 Act”). The Trust consists of four diversified funds, Amplify High Income ETF (“YYY”), Amplify Online Retail ETF (“IBUY”), Amplify Transformational Data Sharing ETF (“BLOK”), and Amplify BlackSwan Growth & Treasury Core ETF (“SWAN”), and eleven non-diversified funds, Amplify CWP Enhanced Dividend Income ETF (“DIVO”), Amplify Lithium & Battery Technology ETF (formerly Amplify Advanced Battery Metals and Materials ETF) (“BATT”), Amplify Emerging Markets FinTech ETF (formerly Amplify International Online Retail ETF) (“EMFQ”), Amplify Seymour Cannabis ETF (“CNBS”), Amplify BlackSwan ISWN ETF (“ISWN”), Amplify Thematic All-Stars ETF (“MVPS”), Amplify Digital & Online Trading ETF (“BIDS”), Amplify BlackSwan Tech & Treasury ETF (“QSWN”), Amplify Inflation Fighter (“IWIN”), Amplify Natural Resources Dividend Income ETF (“NDIV”), and Amplify International Enhanced Dividend Income ETF (“IDVO”) (each a “Fund” and collectively the “Funds”). Each Fund represents a beneficial interest in a separate portfolio of securities and other assets, with their own investment objectives and policies.

The investment objective of YYY is to seek investment results that generally correspond (before fees and expenses) to the price and yield of the ISE High IncomeTM Index. YYY commenced operations on June 11, 2012. The investment objective of IBUY is to seek investment results that generally correspond (before fees and expenses) to the price and yield of the EQM Online Retail Index. IBUY commenced operations on April 19, 2016. The investment objective of DIVO is to seek to provide current income as its primary objective and to provide capital appreciation as its secondary objective. DIVO commenced operations on December 13, 2016. The investment objective of BLOK is to seek to provide investors with total return. BLOK commenced operations on January 16, 2018. The investment objective of BATT is to seek investment results that generally correspond (before fees and expenses) to the price and yield of the EQM Lithium & Battery Technology Index. BATT commenced operations on June 4, 2018. The investment objective of SWAN is to seek investment results that generally correspond (before fees and expenses) to the price and yield of the S-Network BlackSwan Core Index. SWAN commenced operations on November 5, 2018. The investment objective of EMFQ is to seek investment results that generally correspond (before fees and expenses) to the price and yield of the EQM Emerging Markets FinTech Index. EMFQ commenced operations on January 29, 2019. The investment objective of CNBS is to seek to provide investors capital appreciation. CNBS commenced operations on July 22, 2019. The investment objective of ISWN is to seek investment results that generally correspond (before fees and expenses) to the price and yield of the S-Network BlackSwan International Index. ISWN commenced operations on January 25, 2021. The investment objective of MVPS is to seek investment results that generally correspond (before fees and expenses) to the price and yield of the ETF All-Stars Thematic Composite Index. MVPS commenced operations on July 20, 2021. The investment objective of BIDS is to seek investment results that generally correspond (before fees and expenses) to the price and yield of the BlueStar® Global E-Brokers and Digital Capital Markets Index. BIDS commenced operations on September 21, 2021. The investment objective of QSWN is to seek investment results that generally correspond (before fees and expenses) to the price and yield of the S-Network BlackSwan Tech & Treasury Index. QSWN commenced operations on December 8, 2021. The investment objective of IWIN is to seek to provide investors with long-term capital appreciation in inflation-adjusted terms. IWIN commenced operations on February 1, 2022. The investment objective of NDIV is to seek investment results that generally correspond (before fees and expenses) to the price and yield of the EQM Natural Resources Dividend Income Index. NDIV commenced operation on August 23, 2022. The primary investment objective of IDVO is to seek to provide current income and the secondary investment objective of IDVO is to provide capital appreciation. IDVO commenced operations on September 7, 2022.

The Funds list and principally trade their shares on the New York Stock Exchange Arca (“NYSE”) (“Exchange”). Shares of the Funds trade on the Exchange at market prices that may be below, at, or above the Funds’ net asset value (“NAV”). YYY, IBUY, DIVO, BLOK, BATT, and CNBS, will issue and redeem shares on a continuous basis at NAV only in large blocks of shares, typically 50,000 shares, called “Creation Units.” SWAN will issue and redeem shares on a continuous basis at NAV only in creation units of, typically 10,000 shares. EMFQ, ISWN, MVPS, BIDS, QSWN, IWIN, NDIV, and IDVO will issue and redeem shares on a continuous basis at NAV only in creation units of, typically 25,000 shares. Creation Units will be issued and redeemed principally in-kind for securities included in a specified universe. Once created, shares generally will trade in the secondary market at market prices that change throughout the day in quantities less than a Creation Unit. Except when aggregated in Creation Units, shares are not redeemable securities of a Fund. Shares of a Fund may only be purchased or redeemed by certain financial institutions (“Authorized Participants”). An Authorized Participant is either (i) a broker-dealer or other participant in the clearing process through the Continuous Net Settlement System of the National Securities Clearing Corporation or (ii) a DTC participant and, in each case, must have executed an Authorized Participant Agreement with Foreside

Amplify ETF Trust

Notes to the Financial Statements

October 31, 2022 (Continued)

Fund Services, LLC (“the Distributor”). Most retail investors will not qualify as Authorized Participants or have the resources to buy and sell whole Creation Units. Therefore, they will be unable to purchase or redeem the shares directly from the Funds. Rather, most retail investors will purchase shares in the secondary market with the assistance of a broker and will be subject to customary brokerage commissions or fees.

A creation unit will generally not be issued until the transfer of good title of the deposit securities to CNBS and the payment of any cash amounts have been completed. To the extent contemplated by the applicable authorized participant agreement, Creation Units of CNBS will be issued to such authorized participant notwithstanding the fact that CNBS deposits have not been received in part or in whole, in reliance on the undertaking of the authorized participant to deliver the missing deposit securities as soon as possible, which undertaking shall be secured by such authorized participant’s delivery and maintenance of collateral consisting of cash in the form of U.S. dollars immediately available funds having a value (marked to market daily) at least equal to 105% of the value of the missing deposit securities.

Each Fund currently offers one class of shares, which has no front end sales load, no deferred sales charge, and no redemption fee. A purchase or redemption (i.e. creation or redemption) transaction fee of $500 is imposed for the transfer and other transaction costs associated with the purchase or redemption of Creation Units for YYY, IBUY, DIVO, BLOK, CNBS, and IWIN. A purchase or redemption transaction fee of $1,000 is imposed for BATT. A purchase or redemption transaction fee of $300 is imposed for SWAN, ISWN, QSWN, NDIV, and IDVO. A purchase or redemption transaction fee of $750 is imposed for EMFQ and BIDS. A purchase or redemption transaction fee of $1,500 is imposed for MVPS. The Funds may issue an unlimited number of shares of beneficial interest, with par value of $0.01 per share. All shares of the Funds have equal rights and privileges.

2.    SIGNIFICANT ACCOUNTING POLICIES

The Funds are investment companies and accordingly follow the investment company accounting and reporting guidance of the Financial Accounting Standards Board (“FASB”) Accounting Standards Codification (“ASC”) Topic 946, Financial Services – Investment Companies.

The following is a summary of significant accounting policies consistently followed by the Funds in the preparation of their financial statements. These policies are in conformity with accounting principles generally accepted in the United States of America (“U.S. GAAP”).

CONSOLIDATION OF SUBSIDIARY

IWIN’s portfolio managers expect to obtain commodities exposure primarily through investments in commodity futures contracts via a wholly owned subsidiary of the Fund, Amplify Inflation Fighter (Cayman) Ltd. (the “Subsidiary”). The Subsidiary, which is organized under the laws of the Cayman Islands, is designed to enhance the ability of the Fund to obtain exposure to the commodities markets consistent with the limits of the U.S. federal tax law requirements applicable to registered investment companies. The Fund is the sole shareholder of the Subsidiary, which will not be sold or offered to other investors. The Subsidiary is overseen by its own board of directors. The Fund’s investment in the Subsidiary may not exceed 25% of the Fund’s total assets at each quarter-end of the Fund’s fiscal year end. The consolidated financial statements of the Fund include the financial statements of the Subsidiary. The Fund consolidates the results of subsidiaries in which the Fund holds a controlling financial interest. All inter-company accounts and transactions have been eliminated. As of the end of the reporting period, the net assets of the Subsidiary were $2,370,422 which represented 21.19% of the Fund’s net assets.

SECURITY VALUATION

In accordance with the authoritative guidance on fair value measurements and disclosure under U.S. GAAP, the Funds disclose fair value of their investments in a hierarchy that prioritizes the inputs to valuation techniques used to measure fair value. The objective of a fair value measurement is to determine the price that would be received to sell an asset or paid to transfer a liability in an orderly transaction between market participants at the measurement date (an exit price). Accordingly, the fair value hierarchy gives the highest priority to quoted prices (unadjusted) in active markets for identical assets or liabilities (Level 1) and the lowest priority to unobservable inputs (Level 3). The following describes the levels of the fair value hierarchy:

Level 1 – Unadjusted quoted prices in active markets for identical, unrestricted assets or liabilities that the Funds have the ability to access at the measurement date;

Amplify ETF Trust

Notes to the Financial Statements

October 31, 2022 (Continued)

Level 2 – Quoted prices which are not active, or inputs that are observable (either directly or indirectly) for substantially the full term of the asset or liability; and

Level 3 – Prices, inputs or exotic modeling techniques which are both significant to the fair value measurement and unobservable (supported by little or no market activity).

The valuation techniques used by the Funds to measure fair value for the year ended October 31, 2022 maximized the use of observable inputs and minimized the use of unobservable inputs.

For the year ended October 31, 2022, there have been no significant changes to the Funds’ fair valuation methodologies.

Common stocks, preferred stock, and other equity securities listed on any national or foreign exchange (excluding Nasdaq) and the London Stock Exchange Alternative Investment Market (“AIM”) will be valued at the last price on the exchange on which they are principally traded or, for Nasdaq and AIM securities, the official closing price. Securities traded on more than one securities exchange are valued at the last sale price or official closing price, as applicable, at the close of the exchange representing the principal market for such securities. Foreign securities and other assets denominated in foreign currencies are translated into U.S. dollars at the current exchange rate, which approximates fair value. Redeemable securities issued by open-end investment companies shall be valued at the investment company’s applicable NAV, with the exception of exchange-traded open-end and closed-end investment companies which are priced as equity securities. Exchange-traded options will be valued at the current mean price where such contracts are principally traded. Securities traded in the over-the-counter market are valued at the mean of the bid and the asked price, if available, and otherwise at their closing bid price. Fixed income securities will be valued at the mean price. Fixed income securities having a remaining maturity of 60 days or less when purchased will be valued at the current market price. If there is no current market available then the securities will be valued at cost and adjusted for amortization of premiums and accretions of discounts. Swaps will be valued by using the market close price of the underlying holdings. Futures contracts will be valued at the settlement price. If there is no current market price available, then the securities will be valued at the last trade price.

The Trust’s Valuation Procedures provide for the designation of the Adviser as “Valuation Designee”. If no quotation is available from either a pricing service, or one or more brokers or there is reason to question the reliability or accuracy of a quotation supplied, securities are valued at fair value as determined in good faith, by the Valuation Designee pursuant to procedures established by the Funds’ Board of Trustees (the “Board”).

The following is a summary of the fair valuations according to the inputs used to value the Funds’ investments as of October 31, 2022:

Category	YYY	IBUY	DIVO	BLOK	BATT
Investments in Securities
Assets
Level 1
Investment Companies	$296,961,617	$—	$—	$—	$—
Common Stocks	—	185,458,538	1,878,600,185	429,539,736	159,354,588
Exchange Traded Funds	—	—	51,545,203	15,859,125	—
Money Market Funds	58,426	926,389	—	8,794,764	50,113
Investments Purchased with Proceeds from Securities Lending	7,842,075	17,601,618	—	157,157,932	12,955,274
Total Level 1	304,862,118	203,986,545	1,930,145,388	611,351,557	172,359,975
Level 2
Total Level 2	—	—	—	—	—
Level 3
Common Stocks	—	0	—	—	0
Convertible Bonds	—	—	—	8,496,096	—
Total Level 3	—	0	—	8,496,096	0
Total	$304,862,118	$203,986,545	$1,930,145,388	$619,847,653	$172,359,975

Amplify ETF Trust

Notes to the Financial Statements

October 31, 2022 (Continued)

Category	YYY	IBUY	DIVO	BLOK	BATT
Other Financial Instruments(a)
Liabilities
Level 1
Common Stocks	$—	$—	$—	$89,750	$—
Options Written	—	—	1,333,500	—	—
Total Level 1	—	—	1,333,500	89,750	—
Level 2	—	—	—	—	—
Total Level 2	—	—	—	—	—
Level 3	—	—	—	—	—
Total Level 3	—	—	—	—	—
Total	$—	$—	$1,333,500	$—	$—
Category	SWAN	EMFQ	CNBS	ISWN	MVPS
Investments in Securities
Assets
Level 1
Common Stocks	$—	$2,328,479	$20,130,570	$—	$4,795,235
Exchange Traded Funds	—	—	1,659,000	—	—
Preferred Stock	—	—	—	—	31,113
Money Market Funds	1,960,957	8,965	—	321,000	2,360
Purchased Options	11,263,892	—	—	577,015	—
U.S. Government Notes/Bonds	259,758,086	—	—	30,381,507	—
Investments Purchased with Proceeds from Securities Lending	—	130,737	—	—	138,481
Total Level 1	272,982,935	2,468,181	21,789,570	31,279,522	4,967,189
Level 2
Total Level 2	—	—	—	—	—
Level 3
Common Stocks	—	0	—	—	—
Total Level 3	—	0	—	—	—
Total	$272,982,935	$2,468,181	$21,789,570	$31,279,522	$4,967,189

Other Financial Instruments(a)
Assets
Level 1
Total Return Swaps	$—	$—	$1,437,461	$—	$—
Total Level 1	—	—	1,437,461	—	—
Level 2	—	—	—	—	—
Total Level 2	—	—	—	—	—
Level 3	—	—	—	—	—
Total Level 3	—	—	—	—	—
Total	$—	$—	$1,437,461	$—	$—

Amplify ETF Trust

Notes to the Financial Statements

October 31, 2022 (Continued)

Category	BIDS	QSWN	IWIN	NDIV	IDVO
Investments in Securities
Assets
Level 1
Common Stocks	$348,177	$—	$8,715,185	$1,873,902	$1,753,065
Exchange Traded Funds	—	—	262,277	—	—
Money Market Funds	2,580	28,403	147,941	1,013	88,922
Purchased Options	—	85,019	—	—	—
U.S. Government Notes/Bonds	—	2,847,825	1,602,534	—	—
Investments Purchased with Proceeds from Securities Lending	30,311	—	610,142	—	—
Total Level 1	381,068	2,961,247	11,338,079	1,874,915	1,841,987
Level 2
Total Level 2	—	—	—	—	—
Level 3
Total Level 3	—	—	—	—	—
Total	$381,068	$2,961,247	$11,338,079	$1,874,915	$1,841,987

Other Financial Instruments(a)
Assets
Level 1
Futures Contracts	$—	$—	$10,842	$—	$—
Total Level 1	—	—	10,842	—	—
Level 2	—	—	—	—	—
Total Level 2	—	—	—	—	—
Level 3	—	—	—	—	—
Total Level 3	—	—	—	—	—
Total	$—	$—	$10,842	$—	$—

Other Financial Instruments(a)
Liabilities
Level 1
Options Written	$—	$—	$—	$—	$4,405
Futures Contracts	—	—	10,234	—	—
Total Level 1	—	—	10,234	—	4,405
Level 2	—	—	—	—	—
Total Level 2	—	—	—	—	—
Level 3	—	—	—	—	—
Total Level 3	—	—	—	—	—
Total	$—	$—	$10,234	$—	$4,405

See the Schedules of Investments for further disaggregation of investment categories.

(a)   Other Financial Instruments are derivative instruments not reflected in the Schedule of Investments, such as options written, total return swap agreements, and futures contracts which are reflected at value.

Amplify ETF Trust

Notes to the Financial Statements

October 31, 2022 (Continued)

For the year ended October 31, 2022, there were no transfers into or out of Level 3 for the Funds, except in IBUY, BATT, and EMFQ. Below is a reconciliation of securities in Level 3 for the Funds.

	Balance as of 10/31/2021	Net Realized Gain (Loss)	Net Change in Unrealized Appreciation (Depreciation)	Purchases/ Acquisition	Sales	Corporate Action	Transfers In/Out of Level 3	Balance as of 10/31/2022	Net Change in Unrealized Appreciation (Depreciation) on Securities held at 10/31/2022
IBUY – Common Stocks	$—	$—	$—	$—	$—	$—	$0	$0	$—
BLOK – Convertible Bonds	26,678,603	—	(19,824,223)	1,641,716	—	—	—	8,496,096	(19,824,223)
BATT – Common Stocks	—	—	—	—	—	—	0	0	—
EMFQ – Common Stocks	—	—	—	—	—	—	0	0	—

The following is a summary of quantitative information about Level 3 Fair Value Measurements:

IBUY	Fair Value as of 10/31/2022	Valuation Techniques	Unobservable Input	Range/Weighted Average Unobservable Input	Impact to Valuation from an Increase to Input
Common Stock	$—	Market Approach	No Market Activity	—	Increase
BLOK	Fair Value as of 10/31/2022	Valuation Techniques	Unobservable Input	Range/Weighted Average Unobservable Input	Impact to Valuation from an Increase to Input
Convertible Bonds	$8,496,096	Discounted	Discount Rate	N/A/16.219%	Decrease
		Cash Flow	Probability of Recovery	N/A/30%	Increase
BATT	Fair Value as of 10/31/2022	Valuation Techniques	Unobservable Input	Range/Weighted Average Unobservable Input	Impact to Valuation from an Increase to Input
Common Stocks	$—	Market Approach	No Market Activity	—	Increase
EMFQ	Fair Value as of 10/31/2022	Valuation Techniques	Unobservable Input	Range/Weighted Average Unobservable Input	Impact to Valuation from an Increase to Input
Common Stocks	$—	Market Approach	No Market Activity	—	Increase

OPTION WRITING

DIVO and IDVO will each employ an option strategy in which they will write U.S. exchange-traded covered call options on equity securities in the portfolios in order to seek additional income (in the form of premiums on the options) and selective repurchase of such options. A call option written (sold) by DIVO or IDVO will give the holder (buyer) the right to buy a certain equity security at a predetermined strike price from DIVO or IDVO. A premium is the income received by an investor who sells or writes an option contract to another party. DIVO and IDVO seek to lower risk and enhance total return by tactically selling short-term call options on some, or all, of the equity securities in the portfolio. Specifically, DIVO seeks to provide gross income of approximately 2-3% from dividend income and 2-4% from option premium, plus the potential for capital appreciation. IDVO seeks to provide gross income of approximately 3-4% from dividend income and 2-4% from option premium, plus the potential for capital appreciation. Unlike a systematic covered call program, DIVO and IDVO are not obligated to continuously cover each individual equity position. When one of the underlying stocks demonstrates strength or an increase in implied volatility, DIVO and IDVO identify that opportunity and sell call options tactically, rather than keeping all positions covered and limiting potential upside.

Amplify ETF Trust

Notes to the Financial Statements

October 31, 2022 (Continued)

When DIVO or IDVO write an option, an amount equal to the premium received by DIVO or IDVO, respectively is recorded as a liability and is subsequently adjusted to the current fair value of the option written. Premiums received from writing options that expire unexercised are treated by DIVO and IDVO on the expiration date as realized gains from options written. The difference between the premium and the amount paid on effecting a closing purchase transaction, including brokerage commissions, is also treated as a realized gain, or, if the premium is less than the amount paid for the closing purchase transaction, as a realized loss. If a call option is exercised, the premium is added to the proceeds from the sale of the underlying security in determining whether DIVO or IDVO has realized a gain or loss. DIVO and IDVO, as writers of an option, bear the market risk of an unfavorable change in the price of the security underlying the written option. During the period, DIVO and IDVO used written covered call options in a manner consistent with the strategy described above.

SWAN, ISWN, and QSWN’s investments in options contracts will primarily be long-term equity anticipation securities known as LEAP Options. LEAP Options are long-term exchange-traded call options that allow holders the opportunity to participate in the underlying securities’ appreciation in excess of a specified strike price without receiving payments equivalent to any cash dividends declared on the underlying securities. A holder of a LEAP Option will be entitled to receive a specified number of shares of the underlying stock upon payment of the exercise price, and therefore the LEAP Option will be exercisable at any time the price of the underlying stock is above the strike price. However, if at expiration the price of the underlying stock is at or below the strike price, the LEAP Option will expire and be worthless.

SWAP AGREEMENTS

CNBS may enter into total return swaps for investment purposes. Total return swaps are agreements to exchange the return generated by one instrument for the return generated by another instrument. For example, the agreement to pay a predetermined or fixed interest rate in exchange for a market-linked return based on a notional amount. To the extent the total return of a referenced index or instrument exceeds the offsetting interest obligation, a Fund will receive a payment from the counterparty. To the extent it is less, a Fund will make a payment to the counterparty. The marked-to-market value less a financing rate, if any, is recorded in net unrealized appreciation (depreciation) on swaps on the Statements of Assets and Liabilities. At termination or maturity date, a net cash flow is exchanged where the total return is equivalent to the return of the underlying reference asset less a financing rate, if any, and is recorded in net realized gain (loss) on swaps on the Statements of Operations. To the extent the marked-to market value of a total return swap appreciates to the benefit of a Fund and exceeds certain contractual thresholds, a Fund’s counterparty may be contractually required to provide collateral. If the marked-to-market value of a total return swap depreciates in value to the benefit of a counterparty and exceeds certain contractual thresholds, a Fund would generally be required to provide collateral for the benefit of its counterparty. Assets provided by the Funds as collateral are reflected as a component of investments in unaffiliated securities at value on the Statements of Assets and Liabilities and are noted on the Schedules of Investments. Assets provided to a Fund by a counterparty as collateral are not assets of the Fund and are not a component of a Fund’s net asset value.

FUTURES CONTRACTS

IWIN may use futures contracts to seek to enhance return, to hedge some of the risk of its investments in securities, as a substitute for a position in the underlying asset, to reduce transaction costs, to maintain full market exposure (which means to adjust the characteristics of their investments to more closely approximate those of the markets in which it invests), to manage cash flows, to limit exposure to losses due to changes to non-U.S. currency exchange rates or to preserve capital.

The value of derivative instruments on the Statements of Assets and Liabilities for DIVO, SWAN, CNBS, ISWN, QSWN, and IWIN as of October 31, 2022 is as follows:

DIVO

Statement of Assets and Liabilities - Values of Derivative Instruments as of October 31, 2022

	Liability Derivatives
Derivatives	Location	Value
Equity Contracts - Options	Options written, at value	$1,333,500

Amplify ETF Trust

Notes to the Financial Statements

October 31, 2022 (Continued)
The effect of Derivative Instruments on the Statement of Operations for the year ended October 31, 2022 is as follows:

Amount of Realized Gain on Derivatives Recognized in Income		Change in Unrealized Depreciation on Derivatives Recognized in Income
Derivatives	Options Written	Derivatives	Options Written
Equity Contracts	$16,088,361	Equity Contracts	$(53,941)

SWAN

Statement of Assets and Liabilities - Values of Derivative Instruments as of October 31, 2022

	Asset Derivatives
Derivatives	Location	Value
Equity Contracts - Options	Investments, at Value	$11,263,892

The effect of Derivative Instruments on the Statement of Operations for the year ended October 31, 2022 is as follows:

Amount of Realized Gain on Derivatives Recognized in Income		Change in Unrealized Appreciation on Derivatives Recognized in Income
Derivatives	Options Purchased	Derivatives	Options Purchased
Equity Contracts	$19,893,492	Equity Contracts	$(90,778,177)

CNBS

Statement of Assets and Liabilities - Values of Derivative Instruments as of October 31, 2022

	Asset Derivatives
Derivatives	Location	Value
Equity Contracts - Swaps	Net Unrealized Appreciation on Swaps	$1,437,461

The effect of Derivative Instruments on the Statement of Operations for the year ended October 31, 2022 is as follows:

Amount of Realized Loss on Derivatives Recognized in Income		Change in Unrealized Appreciation on Derivatives Recognized in Income
Derivatives	Swaps	Derivatives	Swaps
Equity Contracts	$(24,149,016)	Equity Contracts	$3,621,675

ISWN

Statement of Assets and Liabilities - Values of Derivative Instruments as of October 31, 2022

	Asset Derivatives
Derivatives	Location	Value
Equity Contracts - Options	Investments, at Value	$577,015

The effect of Derivative Instruments on the Statement of Operations for the year ended October 31, 2022 is as follows:

Amount of Realized Loss on Derivatives Recognized in Income		Change in Unrealized Depreciation on Derivatives Recognized in Income
Derivatives	Options Purchased	Derivatives	Options Purchased
Equity Contracts	$(3,022,981)	Equity Contracts	$(3,611,419)

Amplify ETF Trust

Notes to the Financial Statements

October 31, 2022 (Continued)

QSWN

Statement of Assets and Liabilities - Values of Derivative Instruments as of October 31, 2022

	Asset Derivatives
Derivatives	Location	Value
Equity Contracts - Options	Investments, at Value	$85,019

The effect of Derivative Instruments on the Statement of Operations for the period ended October 31, 2022 is as follows:

Amount of Realized Loss on Derivatives Recognized in Income		Change in Unrealized Depreciation on Derivatives Recognized in Income
Derivatives	Options Purchased	Derivatives	Options Purchased
Equity Contracts	$(270,742)	Equity Contracts	$(139,451)

IWIN

Statement of Assets and Liabilities - Values of Derivative Instruments as of October 31, 2022

	Asset Derivatives
Derivatives	Location	Value
Commodity Contracts - Futures	Net Unrealized Appreciation on Futures	$608

The effect of Derivative Instruments on the Statement of Operations for the period ended October 31, 2022 is as follows:

Amount of Realized Loss on Derivatives Recognized in Income		Change in Unrealized Appreciation on Derivatives Recognized in Income
Derivatives	Long Futures	Derivatives	Long Futures
Commodity Contracts	$(1,102,723)	Commodity Contracts	$608

IDVO

Statement of Assets and Liabilities - Values of Derivative Instruments as of October 31, 2022

	Liability Derivatives
Derivatives	Location	Value
Equity Contracts - Options	Options written, at value	$4,405

The effect of Derivative Instruments on the Statement of Operations for the period ended October 31, 2022 is as follows:

Amount of Realized Gain on Derivatives Recognized in Income		Change in Unrealized Depreciation on Derivatives Recognized in Income
Derivatives	Options Written	Derivatives	Options Written
Equity Contracts	$2,065	Equity Contracts	$(359)

The average monthly value of options written in DIVO during the year ended October 31, 2022 was $(1,228,709). The average monthly value of options purchased in SWAN during the year ended October 31, 2022 was $54,439,879. The average monthly value of swaps executed in CNBS during the year ended October 31, 2022 was $23,538,817. The average monthly value of options purchased in ISWN during the year ended October 31, 2022 was $2,075,984. The average monthly value of options purchased in QSWN during the period ended October 31, 2022 was $143,098. The average monthly value of open futures contracts in IWIN during the period ended October 31, 2022 was $1,985,683. The average monthly value of options written in IDVO during the period ended October 31, 2022 was $(2,413).

Amplify ETF Trust

Notes to the Financial Statements

October 31, 2022 (Continued)

OFFSETTING ASSETS AND LIABILITIES

The Funds are subject to various Master Netting Arrangements, which govern the terms of certain transactions with select counterparties. The Master Netting Arrangements allow the Funds to close out and net their total exposure to a counterparty in the event of a default with respect to all the transactions governed under a single agreement with a counterparty. The Master Netting Arrangements also specify collateral posting arrangements at pre-arranged exposure levels. Under the Master Netting Arrangements, collateral is routinely transferred if the total net exposure to certain transactions (net of existing collateral already in place) governed under the relevant Master Netting Arrangement with a counterparty in a given account exceeds a specified threshold depending on the counterparty and type of Master Netting Arrangement.

Assets				Gross Amounts not offset in the Statement of Assets and Liabilities
Description/Counterparty	Gross Amounts of Recognized Assets	Gross Amounts Offset in the Statement of Assets and Liabilities	Net Amounts Presented in the Statement of Assets and Liabilities	Financial Instruments	Collateral Received	Net Amount
CNBS
Swaps
Cowen Financial Products, LLC	$1,437,461	$—	$1,437,461	$—	$—	$1,437,461
Liabilities				Gross Amounts not offset in the Statement of Assets and Liabilities
Description/Counterparty	Gross Amounts of Recognized Liabilities	Gross Amounts Offset in the Statement of Assets and Liabilities	Net Amounts Presented in the Statement of Assets and Liabilities	Financial Instruments	Collateral Pledged	Net Amount
DIVO
Options Written
Susquehanna Financial Group	$1,333,500	$—	$1,333,500	$1,333,500	$—	$—

IWIN
Long Futures - Variation Margin
Phillip Capital	$2,579	$—	$2,579	$2,579	$—	$—

IDVO
Options Written
Susquehanna Financial Group	$4,405	$—	$4,405	$4,405	$—	$—

In some instances, the collateral amounts disclosed in the tables were adjusted due to the requirement to limit the collateral amounts to avoid the effect of overcollateralization. Actual collateral received/pledged may be more than the amounts disclosed herein.

SHORT POSITIONS

When a Fund sells a security it does not own (known as a “short” position), it must buy or borrow the security sold short and deliver it to the broker-dealer through which it made the short sale. A gain, limited to the price at which the Fund sold the security short, or a loss, unlimited in size, will be recognized upon the termination of a short sale. For financial statement purposes, cash proceeds from securities sold short, if any, are included in the Statements of Assets and Liabilities as deposits at broker for securities sold short. The amount of the securities sold short, shown as a liability, is subsequently marked-to-market to reflect the current value of the short positions. Subsequent

Amplify ETF Trust

Notes to the Financial Statements

October 31, 2022 (Continued)

fluctuations in the market prices of securities sold short may require purchasing the securities at prices which could differ from the amount reflected in the Statements of Assets and Liabilities. A Fund is liable for any dividends or interest payable on securities while those securities are in a short position. Dividend and interest expense paid by the Funds, if any, are displayed in the Expenses section of the Statements of Operations. The Funds do not generally expect to engage in short sales.

SHARE VALUATION

The NAV per share of the Funds is calculated by dividing the sum of the value of the securities held by the Funds, plus cash and other assets, minus all liabilities (including estimated accrued expenses) by the total number of shares outstanding for each Fund, rounded to the nearest cent. The Funds’ shares will not be priced on the days on which the NYSE is closed for trading. The offering and redemption price per share for the Funds is equal to the Funds’ NAV.

USE OF ESTIMATES

The preparation of financial statements in conformity with U.S. GAAP requires management to make estimates and assumptions that affect the reported assets and liabilities and disclosure of contingent assets and liabilities at the date of the financial statements, as well as the reported amounts of revenues and expenses during the period. Actual results could differ from those estimates.

FOREIGN CURRENCY TRANSLATION

The books and records of the Funds are maintained in U.S. dollars. Investment securities and other assets and liabilities denominated in a foreign currency are translated into U.S. dollars on the date of valuation. Purchases and sales of investment securities, income and expenses are translated into U.S. dollars at the relevant rates of exchange prevailing on the respective dates of such transactions. The Funds do not isolate that portion of realized or unrealized gains and losses resulting from changes in the foreign exchange rates on investments and currency gains or losses realized between the trade and settlement dates on securities transactions from fluctuations arising from changes in the market prices of the securities. These gains and losses are included in net realized and unrealized gains (loss) on investments on the Statements of Operations. Net realized and unrealized gains and losses on foreign currency transactions represent net foreign exchange gains or losses from foreign currency exchange contracts, disposition of foreign currencies, currency gains or losses realized between trade and settlement dates on foreign currency transactions and the difference between the amount of the investment income and foreign withholding taxes recorded on the Funds’ books and the U.S. dollar equivalent amounts actually received or paid.

SECURITY TRANSACTIONS AND INVESTMENT INCOME

Security transactions are accounted for on trade date. Costs used in determining realized gains and losses on the sale of investment securities are based on specific identification. Dividend income is recorded on the ex-dividend date. Non-cash dividends included in dividend income or separately disclosed, if any, are recorded at the fair value of the security received. Interest income is recognized on the accrual basis. Withholding taxes on foreign dividends have been provided for in accordance with the Funds’ understanding of the applicable country’s tax rules and rates. Discounts and premiums on securities purchased are accreted and amortized over the lives of the respective securities using the effective interest method.

Paid-in-kind (“PIK”) interest income received in the form of securities in-lieu of cash are recorded at the par value of the securities received. PIK accrues to cost and principal on a current basis but is generally not paid in cash until maturity or some other determined payment date.

Distributions received from YYY’s investments in closed-end funds (“CEFs”) are recorded as ordinary income, net realized capital gain or return of capital based on information reported by the CEFs and management’s estimates of such amounts based on historical information. These estimates are adjusted with the tax returns after the actual source of distributions has been disclosed by the CEFs and may differ from the estimated amounts.

DIVIDENDS AND DISTRIBUTIONS TO SHAREHOLDERS

Dividends from net investment income and net realized capital gains, if any, will be declared and paid at least annually by the Funds. All distributions are recorded on the ex-dividend date.

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Notes to the Financial Statements

October 31, 2022 (Continued)

The amount and character of income and capital gain distributions to be paid, if any, are determined in accordance with income tax regulations, which may differ from U.S. GAAP. As a result, net investment income (loss) and net realized gain (loss) on investments and foreign currency for a reporting period may differ significantly from distributions during such period. These book/tax differences may be temporary or permanent. To the extent these differences are permanent in nature, they are charged or credited to distributable earnings/ (accumulated deficit) and paid-in capital, as appropriate, in the period that the differences arise.

GUARANTEES AND INDEMNIFICATIONS

In the normal course of business, the Funds enter into contracts with service providers that contain general indemnification clauses. The Funds’ maximum exposure under these arrangements is unknown, as this would involve future claims that may be made against the Funds that have not yet occurred. However, based on experience, the Funds expect risk of loss to be remote.

ORGANIZATIONAL AND OFFERING COSTS

All organizational costs incurred to establish the Funds were paid by the Adviser and are not subject to reimbursement.

3.    AGREEMENTS

The Adviser serves as investment adviser to the Funds. Pursuant to an Investment Management Agreement (the “Management Agreement”) between the Trust, on behalf of the Funds, and the Adviser, the Adviser provides investment advice to the Funds and oversees the day-to-day operations of the Funds, subject to the direction and control of the Board and the officers of the Trust.

Under the Management Agreement, the Funds will pay the following investment advisory fees to the Adviser as compensation for the services rendered, facilities furnished, and expenses paid by it (with the exception of CNBS), including the cost of transfer agency, custody, fund administration, legal, audit and other service and license fees, but excluding interest, taxes, brokerage commissions, and other expenses connected with the execution of portfolio transactions, distribution and service fees payable pursuant to a Rule 12b-1 Plan, if any, and extraordinary expenses.

Fund	Annual Rate of Average Daily Net Assets
YYY	0.50%
IBUY	0.65%
DIVO	0.55%
BLOK	0.70%
BATT	0.59%
SWAN	0.49%
EMFQ	0.69%
CNBS	0.65%
ISWN	0.49%
MVPS	0.49%
BIDS	0.59%
QSWN	0.49%
IWIN	0.85%
NDIV	0.59%
IDVO	0.65%

Amplify ETF Trust

Notes to the Financial Statements

October 31, 2022 (Continued)

Pursuant to a contractual agreement between the Trust on behalf of CNBS, the Adviser has agreed to waive or reduce its fees to assume other expenses of CNBS, if necessary, in amounts that limit CNBS’ total operating expenses (exclusive of any Rule 12b-1 fees, taxes, interest, brokerage fees, acquired fund fees and expenses, expenses incurred in connection with any merger, reorganization, or proxy solicitation, litigation, and other extraordinary expenses) to not more than 0.75% of the average daily net assets of CNBS. For the year ended October 31, 2022, the Adviser’s management fee was reduced by $204,674 and the Adviser paid none of the fund expenses. This contractual agreement expires on March 1, 2023. The Adviser is entitled to recoup any fees that it waived and/or fund expenses that it paid for a period of three years following such fee waivers and/or expense payments per the Expense Reimbursement and Fee Waiver Agreement as outlined in the schedule below:

Recoupment Expiration	Amount of Recoupment
October 31, 2023	$164,282
October 31, 2024	$227,383
October 31, 2025	$204,674

The Adviser has overall responsibility for overseeing the investment of the Funds’ assets, managing the Funds’ business affairs and providing certain clerical, bookkeeping and other administrative services for the Trust. Penserra Capital Management, LLC (“Penserra”) serves as the Sub-Adviser to YYY, IBUY, EMFQ, CNBS, and BIDS. Toroso Investments, LLC (“Toroso”) serves as the Sub-Adviser to BLOK, BATT, MVPS, IWIN, and NDIV. Penserra and Capital Wealth Planning, LLC (“CWP”) serve as the Sub-Advisers to DIVO and IDVO. ARGI Investment Services, LLC (“ARGI”) and Toroso serve as the Sub-Advisers to SWAN, ISWN, and QSWN (Penserra, together with CWP, Toroso, and ARGI the “Sub-Advisers,” and each, a “Sub-Adviser”). Each Sub-Adviser has responsibility for selecting and continuously monitoring the Fund’s investments. Sub-Advisory fees earned by Penserra, CWP, Toroso, and ARGI are paid by the Adviser.

For the year ended October 31, 2022, the Funds paid Penserra Securities, LLC, an affiliate of Penserra, $48,666 for brokerage commissions.

U.S. Bancorp Fund Services, LLC (“Fund Services” or “Administrator”), doing business as U.S. Bank Global Fund Services, acts as the Funds’ Administrator and, in that capacity, performs various administrative and accounting services for the Funds. The Administrator prepares various federal and state regulatory filings, reports and returns for the Funds, including regulatory compliance monitoring and financial reporting; prepares reports and materials to be supplied to the Board; monitors the activities of the Funds’ custodian, transfer agent and accountant. Fund Services also serves as the transfer agent and fund accountant to the Funds. U.S. Bank N.A. (“USB”), an affiliate of Fund Services, serves as the Funds’ custodian and securities lending agent with the exception of CNBS. Cowen Execution Services, LLC (“Cowen”) serves as the custodian and securities lending agent (together, USB and Cowen are the “Securities Lending Agents”) for CNBS. For the year ended October 31, 2022, CNBS paid Cowen and Company, LLC, an affiliate of Cowen, $75,801 for brokerage commissions.

The Distributor acts as the Funds’ principal underwriter in a continuous public offering of the Funds’ shares.

Certain officers and Trustees of the Trust are also officers or employees of the Adviser or its affiliates. The Chief Compliance Officer and the Principal Financial Officer of the Adviser provide services to CNBS and the Advisor is entitled to receive reimbursement from CNBS for their services pursuant to its fee arrangements with CNBS.

4.    SECURITIES LENDING

The Funds may lend up to 33 1/3% of the value of the securities in their portfolios to brokers, dealers and financial institutions (but not individuals) under terms of participation in a securities lending programs administered by the Securities Lending Agents. The securities lending agreements require that loans are collateralized at all times in an amount equal to at least 102% of the value of any domestic loaned securities at the time of the loan, plus accrued interest. The use of loans of foreign securities, which are denominated and payable in U.S. dollars, shall be collateralized in an amount equal to 105% of the value of any loaned securities at the time of the loan plus accrued interest.

Amplify ETF Trust

Notes to the Financial Statements

October 31, 2022 (Continued)

The Funds receive compensation in the form of fees and earn interest on the non-cash and cash collateral. Due to timing issues of when a security is recalled from loan, the financial statements may differ in presentation. The amount of fees depends on a number of factors including the type of security and length of the loan. The Funds continue to receive interest payments or dividends on the securities loaned during the borrowing period. Gain or loss in the value of securities loaned that may occur during the term of the loan will be for the account of the Funds. The Funds have the right under the terms of the securities lending agreements to recall the securities from the borrower on demand.

As of October 31, 2022, YYY, IBUY, BLOK, BATT, EMFQ, CNBS, MVPS, BIDS, and IWIN had loaned securities and received cash collateral for the loans. The cash collateral is invested by the Securities Lending Agents in accordance with approved investment guidelines. Those guidelines require the cash collateral to be invested in readily marketable, high quality, short-term obligations; however, such investments are subject to risk of payment delays or default on the part of the issuer or counterparty or otherwise may not generate sufficient interest to support the costs associated with securities lending. The Funds could also experience delays in recovering its securities and possible loss of income or value if the borrower fails to return the borrowed securities, although the Funds are indemnified from this risk by contract with the Securities Lending Agents.

As of October 31, 2022, the values of the securities on loan and payable for collateral due to brokers were as follows:

Fund	Value of Securities on Loan	Payable for Collateral Received
YYY	$7,590,447	$7,842,075	(a)
IBUY	$15,041,227	$17,601,618	(a)
DIVO	$—	$—
BLOK	$143,216,063	$157,157,932	(a)
BATT	$12,483,920	$12,955,274	(a)
SWAN	$—	$—
EMFQ	$125,328	$130,737	(a)
CNBS	$547	$125,547	(b)
ISWN	$—	$—
MVPS	$128,759	$138,481	(a)
BIDS	$27,229	$30,311	(a)
QSWN	$—	$—
IWIN	$492,428	$610,142	(a)
NIDV	$—	$—
IDVO	$—	$—

(a)   The cash collateral received was invested in the First American Government Obligations Fund as shown on the schedule of investments, a short-term investment portfolio with an overnight and continuous maturity. The investment objective is to seek to maximize current income and daily liquidity by purchasing U.S. government securities and repurchase agreements collateralized by such ogligations.

(b)   Cash collateral is maintained with The Bank of New York Mellon (“BNY”) under a Collateral Account Control Agreement between the Fund, BNY, and Cowen.

Amplify ETF Trust

Notes to the Financial Statements

October 31, 2022 (Continued)

The interest income earned by the Funds on investments of cash collateral received from borrowers for the securities loaned to them (“Securities Lending Income”) is reflected in the Funds’ Statements of Operations. Fees and interest income earned on collateral investments and recognized by the Funds during the year ended Ocotober 31, 2022, were as follows:

Fund	Fees and Interest Earned
YYY	$460,214
IBUY	$2,290,078
DIVO	$2,360
BLOK	$7,185,716
BATT	$1,905,904
SWAN	$—
EMFQ	$38,485
CNBS	$112,628
ISWN	$—
MVPS	$966
BIDS	$303
QSWN	$—
IWIN	$3,305
NIDV	$—
IDVO	$—

Fees and interest income earned on collateral investments and recognized by the Funds under the securities lending program is reflected in the Funds’ Statements of Operations as securities lending income.

Due to the absence of a master netting agreement related to the Funds’ participation in securities lending, no additional offsetting disclosures have been made on behalf of the Funds for the total borrowings listed above.

5.    INVESTMENT TRANSACTIONS

For the year ended October 31, 2022, the purchases and sales of investments in securities, excluding in-kind transactions and short-term securities were:

Fund	Purchases	Sales
YYY	$213,854,751	$219,149,010
IBUY	256,439,608	226,122,511
DIVO	1,086,345,213	1,048,257,785
BLOK	340,978,265	334,188,693
BATT	109,613,074	87,300,760
SWAN	1,660,888,424	1,765,164,148
EMFQ	8,888,402	9,382,454
CNBS	9,665,506	16,485,395
ISWN	90,974,120	89,513,533
MVPS	6,718,307	6,605,991
BIDS	249,773	251,462
QSWN	6,316,568	3,648,892
IWIN	9,893,711	8,680,469
NDIV	414,419	375,741
IDVO	219,432	210,391

Amplify ETF Trust

Notes to the Financial Statements

October 31, 2022 (Continued)

For the year ended October 31, 2022, in-kind transactions associated with creations and redemptions were:

Fund	Purchases	Sales
YYY	$54,791,064	$64,995,872
IBUY	24,988,898	297,566,621
DIVO	1,256,109,483	9,552,950
BLOK	206,122,725	215,900,437
BATT	67,723,303	69,028,665
SWAN	5,753,335	346,585,691
EMFQ	—	2,823,996
CNBS	5,018,358	3,513,707
ISWN	10,974,450	7,465,723
MVPS	8,186,632	8,246,328
BIDS	—	—
QSWN	822,625	—
IWIN	18,010,502	6,319,014
NDIV	2,443,366	626,909
IDVO	2,371,406	584,141

There were no purchases or sales of long-term U.S. Government securities by the Funds, except SWAN, ISWN, QSWN, and IWIN. Included in the amounts for SWAN were $1,597,719,396 of purchases and $1,979,826,154 of sales of U.S. Government Securities during the year ended October 31, 2022. Included in the amounts for ISWN were $97,443,977 of purchases and $96,171,988 of sales of U.S. Government Securities during the year ended October 31, 2022. Included in the amounts for QSWN were $6,966,619 of purchases and $3,635,739 of sales of U.S. Government Securities during the period ended October 31, 2022. Included in the amounts for IWIN were $3,208,930 of purchases and $1,602,706 of sales of U.S. Government Securities during the period ended October 31, 2022.

6.    TRANSACTIONS WITH AFFILIATED SECURITIES

Investments in issuers considered to be affiliate(s) of the Funds during the fiscal year/period ended October 31, 2022 for purposes of Section 2(a)(3) of the 1940 Act were as follows:

Investments in FolioBeyond Rising Rates ETF	Amplify Inflation Fighter ETF
Value at February 1, 2022	$—
Purchases at Cost	244,363
Proceeds from Sales	261,895
Net Realized Gain (Loss)	17,532
Change in Unrealized Appreciation (Depreciation)	—
Value at October 31, 2022	$—
Shares held at October 31, 2022	—
Dividend Income	$3,058

7.    FEDERAL INCOME TAXES

As of and during the year ended October 31, 2022, the Funds did not have any tax positions that did not meet the “more-likely-than-not” threshold of being sustained by the applicable tax authority. As of and during the year/period ended October 31, 2022, the Funds did not have liabilities for any unrecognized tax benefits. The Funds recognize interest and penalties, if any, related to unrecognized tax benefits on uncertain tax positions as income tax expense in the Statements of Operations. During the year ended October 31, 2022, the Funds did not incur any interest or penalties.

Amplify ETF Trust

Notes to the Financial Statements

October 31, 2022 (Continued)

The tax composition of distributions paid during the year/period ended October 31, 2022 for the Funds was as follows:

	Ordinary Income	Capital Gains	Return of Capital
YYY	$23,924,398	$—	$13,017,602
IBUY	—	—	—
DIVO	22,060,258	10,602,302	33,000,810
BLOK	167,906,335	—	—
BATT	5,449,017	—	—
SWAN	23,594,215	26,156,250	—
EMFQ	—	—	—
CNBS	960	—	—
ISWN	704,129	—	—
MVPS	—	378	—
BIDS	2,097	—	—
QSWN	28,429	—	—
IWIN	—	—	—
NDIV	8,953	—	848
IDVO	5,879	—	12,496

The tax composition of distributions paid during the year/period ended October 31, 2021 for the Funds was as follows:

	Ordinary Income	Capital Gains	Return of Capital
YYY	$19,232,860	$—	$14,547,140
IBUY	7,766,866	—	—
DIVO	19,139,503	1,252,990	1,776,088
BLOK	6,448,385	—	—
BATT	87,235	—	—
SWAN	8,793,909	2,772,330	—
EMFQ	—	—	—
CNBS	151,546	—	—
ISWN	80,874	—	—
MVPS	—	—	—
BIDS	—	—	—

The Funds intend to meet the requirements of Subchapter M of the Internal Revenue Code applicable to regulated investment companies and will distribute substantially all taxable income and capital gains to shareholders. Therefore, no federal income or excise tax provision has been made.

The cost basis of investments and distributable earnings (accumulated deficit) for federal income tax purposes as of October 31, 2022 was as follows:

	YYY	IBUY	DIVO	BLOK	BATT
	Investments	Investments	Investments	Investments	Investments
Tax cost of investments	$385,958,127	$509,288,878	$1,873,378,210	$1,226,118,166	$242,085,948
Gross tax unrealized appreciation	5,666,709	2,723,805	156,764,500	8,052,423	11,079,562
Gross tax unrealized depreciation	(86,762,718)	(308,026,138)	(99,997,322)	(614,412,686)	(80,805,535)
Net tax unrealized appreciation (depreciation)	(81,096,009)	(305,302,333)	56,767,178	(606,360,263)	(69,725,973)
Undistributed ordinary income	—	—	—	—	5,742,940
Undistributed long-term capital gain	—	—	—	—	—
Total accumulated gain	—	—	—	—	5,742,940
Other accumulated gain (loss)	(47,373,629)	(170,946,818)	8,349	(250,056,234)	(23,314,742)
Distributable earnings/(accumulated deficit)	$(128,469,638)	$(476,249,151)	$56,775,527	$(856,416,497)	$(87,297,775)

Amplify ETF Trust

Notes to the Financial Statements

October 31, 2022 (Continued)

	SWAN	EMFQ	CNBS	ISWN	MVPS
	Investments	Investments	Investments	Investments	Investments
Tax cost of investments	$322,207,862	$4,494,941	$103,903,447	$38,164,439	$8,429,246
Gross tax unrealized appreciation	419	65,735	186,815	—	225,670
Gross tax unrealized depreciation	(49,225,346)	(2,092,495)	(82,325,884)	(6,884,917)	(3,687,727)
Net tax unrealized appreciation (depreciation)	(49,224,927)	(2,026,760)	(82,139,069)	(6,884,917)	(3,462,057)
Undistributed ordinary income	627,648	5,278	—	71,242	—
Undistributed long-term capital gain	—	—	—	—	—
Total accumulated gain	627,648	5,278	—	71,242	—
Other accumulated gain (loss)	(73,348,662)	(5,307,192)	(15,118,466)	(8,344,586)	(1,544,964)
Distributable earnings/(accumulated deficit)	$(121,945,941)	$(7,328,674)	$(97,257,535)	$(15,158,261)	$(5,007,021)
	BIDS	QSWN	IWIN	NDIV	IDVO
	Investments	Investments	Investments	Investments	Investments
Tax cost of investments	$590,030	$3,369,203	$14,570,302	$1,905,756	$1,890,234
Gross tax unrealized appreciation	19,314	3,459	288,711	35,001	28,661
Gross tax unrealized depreciation	(228,276)	(411,415)	(3,520,934)	(65,842)	(76,908)
Net tax unrealized appreciation (depreciation)	(208,962)	(407,956)	(3,232,223)	(30,841)	(48,247)
Undistributed ordinary income	2,267	7,310	37,919	—	—
Undistributed long-term capital gain	—	—	—	—	—
Total accumulated gain	2,267	7,310	37,919	—	—
Other accumulated gain (loss)	(70,355)	(491,934)	(133,808)	(857)	(7,087)
Distributable earnings/(accumulated deficit)	$(277,050)	$(892,580)	$(3,328,112)	$(31,698)	$(55,334)

The difference between book and tax-basis cost is attributable to the deferral on wash sales, passive foreign investment companies, deferral on straddles and Swap mark-to-market.

At October 31, 2022, the Funds deferred, on a tax basis, late year ordinary losses of:

Late Year Ordinary Loss Deferral
YYY	$—
IBUY	—
DIVO	—
BLOK	—
BATT	—
SWAN	—
EMFQ	—
CNBS	—
ISWN	—
MVPS	1,264
BIDS	—
QSWN	—
IWIN	—
NDIV	—
IDVO	—

Amplify ETF Trust

Notes to the Financial Statements

October 31, 2022 (Continued)

At October 31, 2022, the Funds had the following capital loss carryforwards:

	Short-Term	Long-Term	Expires
YYY	$26,047,370	$21,326,259	Unlimited
IBUY	97,293,591	73,651,084	Unlimited
DIVO	—	—	—
BLOK	157,984,189	92,038,713	Unlimited
BATT	17,609,529	5,698,268	Unlimited
SWAN	73,348,662	—	Unlimited
EMFQ	2,806,715	2,500,477	Unlimited
CNBS	7,110,870	8,007,074	Unlimited
ISWN	6,554,094	1,790,492	Unlimited
MVPS	1,454,155	89,498	Unlimited
BIDS	70,349	—	Unlimited
QSWN	491,934	—	Unlimited
IWIN	134,416	—	Unlimited
NDIV	857	—	Unlimited
IDVO	6,728	—	Unlimited

Additionally, U.S. GAAP require that certain components of net assets relating to permanent differences be reclassified between financial and tax reporting. These reclassifications have no effect on net assets or NAV per share. The permanent differences primarily relate to net operating losses, losses from the Fund’s wholly owned subsidiary, and redemption-in-kind transactions. For the year ended October 31, 2022, the following table shows the reclassifications made:

	Distributable Earnings (Accumulated Deficit)	Paid-In Capital
YYY	$4,107,802	$(4,107,802)
IBUY	33,239,381	(33,239,381)
DIVO	(2,374,311)	2,374,311
BLOK	44,962,676	(44,962,676)
BATT	(13,120,370)	13,120,370
SWAN	(18,607,821)	18,607,821
EMFQ	1,067,291	(1,067,291)
CNBS	22,746,784	(22,746,784)
ISWN	(509,487)	509,487
MVPS	669,293	(669,293)
BIDS	—	—
QSWN	—	—
IWIN	769,802	(769,802)
NDIV	(51,310)	51,310
IDVO	(13,801)	13,801

Amplify ETF Trust

Notes to the Financial Statements

October 31, 2022 (Continued)

During the year ended October 31, 2022, the Funds realized the following net capital gains (losses) resulting from in-kind redemptions, in which shareholders exchanged Fund shares for securities held by the Funds rather than for cash. Because such gains (losses) are not taxable to the Funds, and gains are not distributed to shareholders, they have been reclassified from total distributable earnings (accumulated deficit) to paid-in capital.

YYY	$(2,975,968)
IBUY	(29,724,053)
DIVO	2,374,311
BLOK	(6,964,158)
BATT	13,120,370
SWAN	18,607,821
EMFQ	(1,067,291)
CNBS	(2,068,107)
ISWN	509,487
MVPS	(666,380)
BIDS	—
QSWN	—
IWIN	(47,247)
NDIV	51,310
IDVO	13,801

8.    PRINCIPAL RISKS

BITCOIN FUTURES RISK (IWIN only)

The market for bitcoin futures may be less developed, less liquid and more volatile than more established futures markets. While the bitcoin futures market has grown substantially since bitcoin futures commenced trading, there can be no assurance that this growth will continue. Bitcoin futures are subject to collateral requirements and daily limits may impact the Fund’s ability to achieve the desired exposure. If the Fund is unable to meet its investment objective, the Fund’s returns may be lower than expected. Additionally, these collateral requirements may require the Fund to liquidate its position when it otherwise would not do so. The Fund’s investment decisions may need to be modified, and commodity contract positions held by the Fund may have to be liquidated at disadvantageous times or prices, to avoid exceeding any applicable position limits established by the CME or the Commodity Futures Trading Commission (“CFTC”), potentially subjecting the Fund to substantial losses. Bitcoin and bitcoin futures contracts are a relatively new asset class and are subject to unique and substantial risks, including the risk that the value of the Fund’s investments could decline rapidly, including to zero.

Margin levels for Bitcoin futures contracts are substantially higher than the margin requirements for more established futures contracts. Additionally, the FCMs utilized by the Fund may impose margin requirements in addition to those imposed by the exchanges. Margin requirements are subject to change and may be raised in the future by the exchanges and the FCMs. High margin requirements could prevent the Fund from obtaining sufficient exposure to Bitcoin futures and may adversely affect its ability to achieve its investment objective. Further, FCMs utilized by the Funds may impose limits on the amount of exposure to futures contracts the Fund can obtain through such FCMs. If the Fund cannot obtain sufficient exposure through its FCMs, the Fund may not be able to achieve its investment objective.

BITCOIN RISK (BLOK and IWIN only)

The Fund expects to have market exposure to cryptocurrencies such as bitcoin. Cryptocurrencies are often referred to as a “virtual currency” or “digital currency,” and operate as a decentralized, peer-to-peer financial exchange and value storage that can be used like money. A cryptocurrency operates without central authority or banks and is not backed by any government. A cryptocurrency is also not a legal tender. Federal, state or foreign governments may restrict the use and exchange of a cryptocurrency, and regulation in the U.S. is still developing. Even when held indirectly, investment vehicles may be affected by the high volatility associated with cryptocurrency exposure. Holding a privately offered investment vehicle in its portfolio may cause the Fund to trade at a premium or discount to NAV.

Amplify ETF Trust

Notes to the Financial Statements

October 31, 2022 (Continued)

Bitcoin is a relatively new financial innovation and the market for bitcoin is subject to rapid price swings, changes and uncertainty. The further development of the network involved in maintaining the ledger of bitcoin ownership and the acceptance and use of bitcoin are subject to a variety of factors that are difficult to evaluate. The slowing, stopping or reversing of the development of the Bitcoin Network or the acceptance of bitcoin may adversely affect the price of bitcoin. Bitcoin is subject to the risk of fraud, theft, manipulation or security failures, operational or other problems that impact bitcoin trading venues. Unlike the exchanges for more traditional assets, such as equity securities and futures contracts, bitcoin and bitcoin trading venues are largely unregulated. As a result of the lack of regulation, individuals or groups may engage in fraud or market manipulation and investors may be more exposed to the risk of theft, fraud and market manipulation than when investing in more traditional asset classes. Legal or regulatory changes may negatively impact the operation of the Bitcoin Network or restrict the use of bitcoin. The realization of any of these risks could result in a decline in the acceptance of bitcoin and consequently a reduction in the value of bitcoin, bitcoin futures, and the Fund.

BLOCKCHAIN INVESTMENTS RISK (BLOK only)

An investment in companies actively engaged in blockchain technology may be subject to the following risks:

The technology is new and many of its uses may be untested. The mechanics of using distributed ledger technology to transact in other types of assets, such as securities or derivatives, is less clear. There is no assurance that widespread adoption will occur. A lack of expansion in the usage of blockchain technology could adversely affect an investment in the Fund.

Theft, loss or destruction. Transacting on a blockchain depends in part specifically on the use of cryptographic keys that are required to access a user’s account (or “wallet”). The theft, loss or destruction of these keys impairs the value of ownership claims users have over the relevant assets being represented by the ledger (whether “smart contracts,” securities, currency or other digital assets).

Cyber security incidents. Cyber security incidents may compromise an issuer, its operations or its business. Cyber security incidents may also specifically target user’s transaction history, digital assets, or identity, thereby leading to privacy concerns. In addition, certain features of blockchain technology, such as decentralization, open source protocol, and reliance on peer-to-peer connectivity, may increase the risk of fraud or cyber-attack by potentially reducing the likelihood of a coordinated response.

Developmental risk. Blockchain technology may never develop optimized transactional processes that lead to realized economic returns for any company in which the Fund invests. Companies that are developing applications of blockchain technology applications may not in fact do so or may not be able to capitalize on those blockchain technologies. The development of new or competing platforms may cause consumers and investors to use alternatives to blockchains.

Intellectual property claims. A proliferation of recent startups attempting to apply blockchain technology in different contexts means the possibility of conflicting intellectual property claims could be a risk to an issuer, its operations or its business. This could also pose a risk to blockchain platforms that permit transactions in digital securities. Regardless of the merit of any intellectual property or other legal action, any threatened action that reduces confidence in the viability of blockchain may adversely affect an investment in the Fund.

Lack of liquid markets, and possible manipulation of blockchain-based assets. Digital assets that are represented and trade on a blockchain may not necessarily benefit from viable trading markets. Stock exchanges have listing requirements and vet issuers, and perhaps users. These conditions may not necessarily be replicated on a blockchain, depending on the platform’s controls and other policies. The more lenient a blockchain is about vetting issuers of digital assets or users that transact on the platform, the higher the potential risk for fraud or the manipulation of digital assets. These factors may decrease liquidity or volume or increase volatility of digital securities or other assets trading on a blockchain.

Lack of regulation. Digital commodities and their associated platforms are largely unregulated, and the regulatory environment is rapidly evolving. Because blockchain works by having every transaction build on every other transaction, participants can self-police any corruption, which can mitigate the need to depend on the current level of legal or government safeguards to monitor and control the flow of business transactions. As a result, companies engaged in such blockchain activities may be exposed to adverse regulatory action, fraudulent activity or even failure.

Amplify ETF Trust

Notes to the Financial Statements

October 31, 2022 (Continued)

Reliance on the Internet. Blockchain functionality relies on the Internet. A significant disruption of Internet connectivity affecting large numbers of users or geographic areas could impede the functionality of blockchain technologies and adversely affect the Fund. In addition, certain features of blockchain technology, such as decentralization, open source protocol, and reliance on peer-to-peer connectivity, may increase the risk of fraud or cyber-attack by potentially reducing the likelihood of a coordinated response.

BIOTECHNOLOGY COMPANIES RISK (CNBS only)

A biotechnology company’s valuation can often be based largely on the potential or actual performance of a limited number of products and can accordingly be greatly affected if one of its products proves, among other things, unsafe, ineffective or unprofitable. Biotechnology companies are subject to regulation by, and the restrictions of, the FDA, the U.S. Environmental Protection Agency, state and local governments, and non-U.S. regulatory authorities.

CANNABIS INDUSTRY RISK (CNBS only)

Companies involved in the cannabis industry face competition, may have limited access to the services of banks, may have substantial burdens on company resources due to litigation, complaints or enforcement actions, and are heavily dependent on receiving necessary permits and authorizations to engage in medical cannabis research or to otherwise cultivate, possess or distribute cannabis. Since the use of cannabis is illegal under U.S. federal law, federally regulated banking institutions may be unwilling to make financial services available to growers and sellers of cannabis.

CONCENTRATION RISK (YYY, EMFQ, MVPS, and BIDS only)

To the extent that the Index concentrates in the securities of issuers in a particular industry or sector, the Fund will also concentrate its investments to approximately the same extent. The Fund may be susceptible to loss due to adverse occurrences to the extent that the Fund’s investments are concentrated in a particular issuer or issuers, region, market, industry, group of industries, sector or asset class.

COMMODITIES RISK (IWIN only)

Commodity prices can have significant volatility, and exposure to commodities can cause the value of a Fund’s shares to decline or fluctuate in a rapid and unpredictable manner. The values of commodities may be affected by changes in overall market movements, real or perceived inflationary trends, commodity index volatility, changes in interest rates or currency exchange rates, population growth and changing demographics, international economic, political and regulatory developments, and factors affecting a particular region, industry or commodity, such as drought, floods, or other weather conditions, livestock disease, changes in storage costs, trade embargoes, competition from substitute products, transportation bottlenecks or shortages, fluctuations in supply and demand, and tariffs. A liquid secondary market may not exist for certain commodity investments, which may make it difficult for the Fund to sell them at a desirable price or at the price at which it is carrying them. The commodity markets are subject to temporary distortions or other disruptions due to, among other factors, lack of liquidity, the participation of speculators, and government regulation and other actions. The Fund is subject to the risk that a commodity price will change from one level to another between periods of trading. Usually such movements occur when there are adverse news announcements, which can cause a commodity price to drop substantially from the previous day’s closing price.

COMMODITY REGULATORY RISK (IWIN only)

The Fund’s investment decisions may need to be modified, and commodity contract positions held by the Fund may have to be liquidated at disadvantageous times or prices, to avoid exceeding any applicable position limits established by the CFTC, potentially subjecting the Fund to substantial losses. The regulation of commodity transactions in the United States is subject to ongoing modification by government, self-regulatory and judicial action. The effect of any future regulatory change with respect to any aspect of the Fund is impossible to predict, but could be substantial and adverse to the Fund.

Amplify ETF Trust

Notes to the Financial Statements

October 31, 2022 (Continued)

COMMODITY-LINKED DERIVATIVES RISK (IWIN only)

Investments linked to the prices of commodities may be considered speculative. Significant investment exposure to commodities may subject the Fund to greater volatility than investments in traditional securities. Therefore, the value of such instruments may be volatile and fluctuate widely based on a variety of macroeconomic factors or commodity-specific factors. At times, price fluctuations may be quick and significant and may not correlate to price movements in other asset classes. A liquid secondary market may not exist for certain commodity-linked derivatives, which may make it difficult for the Fund to sell them at a desirable price or at the price at which it is carrying them.

CONSTRUCTION AND HOMEBUILDING COMPANIES RISK (IWIN only)

Construction and homebuilding companies may be significantly affected by changes in demand for their specific products or services, government spending, zoning laws, general economic conditions, commodity prices, consumer confidence and spending, taxation, demographic patterns, real estate values, labor relations and government regulations. Such companies can also be significantly affected by the national, regional and local real estate markets. This industry is also sensitive to interest rate fluctuations which can cause changes in the availability of mortgage capital and directly affect the purchasing power of potential homebuyers. The building industry can be significantly affected by changes in government spending, consumer confidence, demographic patterns and the level of new and existing home sales.

COUNTERPARY RISK (CNBS only)

The Fund may invest in financial instruments involving counterparties that attempt to gain exposure to a particular securities without actually purchasing those securities. The Fund’s use of such financial instruments, including swap arrangements, involves risks that are different from those associated with ordinary portfolio securities transactions. For example, if a swap agreement counterparty defaults on its payment obligations to the Fund, this default will cause the value of your investment in the Fund to decrease.

COVERED CALL RISK (DIVO and IDVO only)

Covered call risk is the risk that the Fund will forgo, during the option’s life, the opportunity to profit from increases in the market value of the security covering the call option above the sum of the premium and the strike price of the call, but has retained the risk of loss should the price of the underlying security decline. In addition, as the Fund writes covered calls over more of its portfolio, its ability to benefit from capital appreciation becomes more limited. The writer of an option has no control over the time when it may be required to fulfill its obligation as a writer of the option. Once an option writer has received an exercise notice, it cannot effect a closing purchase transaction in order to terminate its obligation under the option and must deliver the underlying security at the exercise price.

DIGITAL ASSET RISK (BIDS only)

While the Fund will not directly invest in digital assets, certain of the Fund’s investments may be subject to the risks associated with investing in digital assets. The technologies underpinning digital assets are highly disruptive, and the future successes of such technologies are highly uncertain. Further, because the development of digital asset technologies is in a nascent stage, digital asset companies may be rapidly eclipsed by newer and more disruptive technological advances that render current digital assets or technologies outdated or undesirable. Because of the uncertainty of digital asset technologies, the values of the securities of these companies may be highly volatile. Digital assets may be traded on exchanges that are unregulated and often located outside the United States. Digital asset exchanges may stop operating or permanently shut down due to fraud, theft, disruption, technical glitches, hackers, malware or security compromises or failures in the underlying blockchain, ledger or software. Further, digital assets are not maintained in traditional custodial arrangements, and instead are typically held in “wallets,” which are public digital addresses accessible only by “private keys.” If a private key is stolen, lost, damaged or destroyed, the digital assets attributable to such private key may be irreversibly lost without the possibility of recovery. Over their short history, digital assets have experienced tremendous price volatility compared to traditional asset classes and may experience significant illiquidity in stressed market conditions. The values of digital assets should not be expected to be connected or correlated to traditional economic or market forces, and the value of the investments in digital assets could decline rapidly, including to zero, as a digital asset may decline in popularity, acceptance or use, thereby impairing its price.

Amplify ETF Trust

Notes to the Financial Statements

October 31, 2022 (Continued)

Many companies often employ the technology surrounding digital assets to optimize their business practices, whether by using the technology within their business or operating business lines involved in the operation of the technology. There are currently relatively few companies for which digital assets represent an attributable and significant revenue stream. Because of this, the financial strength of companies associated with digital assets and the digital assets market may not be a reflection of their actual connection and exposure to digital assets, but rather a result of other business operations.

FINANCIAL COMPANIES RISK

Financial companies, such as retail and commercial banks, insurance companies and financial services companies, are especially subject to the adverse effects of economic recession, currency exchange rates, extensive government regulation, decreases in the availability of capital, volatile interest rates, portfolio concentrations in geographic markets, industries or products (such as commercial and residential real estate loans) and competition from new entrants and blurred distinctions in their fields of business.

FINANCIAL TECHNOLOGY (“FINTECH”) RISK (EMFQ only)

FinTech companies may be adversely impacted by government regulations, economic conditions and deterioration in markets. These companies may have significant exposure to consumers and businesses, including small businesses, in the form of loans and other financial products or services. FinTech companies typically face intense competition and potentially rapid product obsolescence. In addition, many FinTech companies store sensitive consumer information and could be the target of cybersecurity attacks and other types of theft, which could have a negative impact on these companies. Many FinTech companies currently operate under less regulatory scrutiny than traditional financial services companies and banks, but there is significant risk that regulatory oversight could increase in the future. Higher levels of regulation could increase costs and adversely impact the current business models of some FinTech companies. These companies could be negatively impacted by disruptions in service caused by hardware or software failure, or by interruptions or delays in service by third-party data center hosting facilities and maintenance providers. FinTech companies, especially smaller companies, tend to be more volatile than companies that do not rely heavily on technology. The customers and/or suppliers of FinTech companies may be concentrated in a particular country, region or industry. Any adverse event affecting one of these countries, regions or industries could have a negative impact on FinTech companies.

FOREIGN INVESTMENT RISK

Securities issued by Non-U.S. companies present risks beyond those of securities of U.S. issuers. Risks of investing in the securities of foreign companies include: different accounting standards; expropriation, nationalization or other adverse political or economic developments; currency devaluation, blockages or transfer restrictions; changes in foreign currency exchange rates; taxes; restrictions on foreign investments and exchange of securities; and less government supervision and regulation of issuers in foreign countries. Prices of foreign securities also may be more volatile.

FUTURES CONTRACT RISK (IWIN only)

Risks of futures contracts include: (i) an imperfect correlation between the value of the futures contract and the underlying asset; (ii) possible lack of a liquid secondary market; (iii) the inability to close a futures contract when desired; (iv) losses caused by unanticipated market movements, which may be unlimited; (v) an obligation for the Fund to make daily cash payments to maintain its required margin, particularly at times when the Fund may have insufficient cash; and (vi) unfavorable execution prices from rapid selling. Unlike equities, which typically entitle the holder to a continuing stake in a corporation, futures contracts normally specify a certain date for settlement in cash based on the reference asset. As the futures contracts approach expiration, they may be replaced by similar contracts that have a later expiration. This process is referred to as “rolling.” If the market for these contracts is in “contango,” meaning that the prices of futures contracts in the nearer months are lower than the price of contracts in the distant months, the sale of the near-term month contract would be at a lower price than the longer-term contract, resulting in a cost to “roll” the futures contract. The actual realization of a potential roll cost will be dependent upon the difference in price of the near and distant contract. The costs associated with rolling bitcoin futures typically are substantially higher than the costs associated with other futures contracts and may have a significant adverse impact on the performance of the Fund. Because the margin requirement for futures contracts is less than the value of the assets underlying the futures contract, futures trading involves a degree of leverage. As a result, a relatively small price movement in a futures contract may result in

Amplify ETF Trust

Notes to the Financial Statements

October 31, 2022 (Continued)

immediate and substantial loss, as well as gain, to the investor. Thus, a purchase or sale of a futures contract may result in losses in excess of the amount initially invested in the futures contract. However, the Fund would presumably have sustained comparable losses if, instead of investing in the futures contract, it had invested in the underlying financial instrument and sold it after the decline.

FUND OF FUNDS RISK (YYY only)

Because the Fund is a fund of funds, its investment performance largely depends on the investment performance of the Underlying Funds in which it invests. An investment in the Fund is subject to the risks associated with the Underlying Funds that comprise the Index. The Fund will pay indirectly a proportional share of the fees and expenses of the Underlying Funds in which it invests, including their investment advisory and administration fees, in addition to its own fees and expenses. In addition, at times certain segments of the market represented by constituent Underlying Funds may be out of favor and underperform other segments.

HEALTH CARE COMPANIES RISK (CNBS only)

Health care companies are subject to extensive government regulation and their profitability can be significantly affected by restrictions on government reimbursement for medical expenses, rising costs of medical products and services, pricing pressure (including price discounting), limited product lines, and an increased emphasis on the delivery of healthcare through outpatient services. Health care companies are heavily dependent on obtaining and defending patents, which may be time consuming and costly, and the expiration of patents may also adversely affect the profitability of the companies. Health care companies are also subject to extensive litigation based on product liability and similar claims. In addition, their products can become obsolete due to industry innovation, changes in technologies, or other market developments. Many new products in the health care field require significant research and development and may be subject to regulatory approvals, all of which may be time consuming and costly with no guarantee that any product will come to market.

INFORMATION TECHNOLOGY COMPANIES RISK (IBUY, BLOK, EMFQ, and BIDS only)

Information technology companies are generally subject to the following risks: rapidly changing technologies; short product life cycles; fierce competition; aggressive pricing and reduced profit margins; the loss of patent, copyright and trademark protections; cyclical market patterns; evolving industry standards; and frequent new product introductions. Information technology companies may be smaller and less experienced companies, with limited product lines, markets or financial resources and fewer experienced management or marketing personnel. Information technology company stocks, especially those which are internet related, have experienced extreme price and volume fluctuations that are often unrelated to their operating performance.

LEVERAGE RISK (YYY only)

Leverage may result from ordinary borrowings or may be inherent in the structure of certain Underlying Fund investments such as derivatives. If the prices of those investments decrease, or if the cost of borrowing exceeds any increase in the prices of those investments, the NAV of the Underlying Fund’s shares will decrease faster than if the Underlying Fund had not used leverage. To repay borrowings, an Underlying Fund may have to sell investments at a time and at a price that is unfavorable to the Underlying Fund. Interest on borrowings is an expense the Underlying Fund would not otherwise incur. Leverage magnifies the potential for gain and the risk of loss. If an Underlying Fund uses leverage, there can be no assurance that the Underlying Fund’s leverage strategy will be successful.

MARKET EVENTS RISK

Turbulence in the economic, political and financial system has historically resulted, and may continue to result, in an unusually high degree of volatility in the capital markets. Both domestic and foreign capital markets have been experiencing increased volatility and turmoil, with issuers that have exposure to the real estate, mortgage and credit markets particularly affected, and t is uncertain whether or for how long these conditions could continue. Reduced liquidity in equity, credit and fixed-income markets may adversely affect many issuers worldwide. This reduced liquidity may result in less money being available to purchase raw materials, goods and services from emerging markets, which may, in turn, bring down the prices of these economic staples. It may also result in small or emerging market issuers having more difficulty obtaining financing, which may, in turn, cause a decline in their security prices. These events and possible continued market turbulence may have an adverse effect on the Fund.

Amplify ETF Trust

Notes to the Financial Statements

October 31, 2022 (Continued)

In addition, local, regional or global events such as war, acts of terrorism, spread of infectious diseases or other public health issues, recessions, or other events could have a significant negative impact on a Fund and its investments. Such events may affect certain geographic regions, countries, sectors and industries more significantly than others. Such events could adversely affect the prices and liquidity of a Fund’s portfolio securities or other instruments and could result in disruptions in the trading markets. Any of such circumstances could have a materially negative impact on the value of a Fund’s Shares and result in increased market volatility. During any such events, a Fund’s Shares may trade at increased premiums or discounts to their NAV.

Health crises caused by the outbreak of infectious diseases or other public health issues, may exacerbate other pre-existing political, social, economic, market and financial risks. The impact of any such events, could negatively affect the global economy, as well as the economies of individual countries or regions, the financial performance of individual companies, sectors and industries, and the markets in general in significant and unforeseen ways. Any such impact could adversely affect the prices and liquidity of the securities and other instruments in which a Fund invests and negatively impact a Fund’s investment return.

For example, an outbreak of a respiratory disease designated as COVID-19 was first detected in China in December 2019 and subsequently spread internationally. The transmission of COVID-19 and efforts to contain its spread have resulted in international, national and local border closings and other significant travel restrictions and disruptions, significant disruptions to business operations, supply chains and customer activity, event cancellations and restrictions, service cancellations, reductions and other changes, significant challenges in healthcare service preparation and delivery, and quarantines, as well as general concern and uncertainty that has negatively affected the economic environment. These impacts also have caused significant volatility and declines in global financial markets, which have caused losses for investors. The impact of this COVID-19 pandemic may be short term or may last for an extended period of time, and in either case could result in a substantial economic downturn or recession.

In addition, the operations of a Fund, the Adviser and a Fund’s other service providers may be significantly impacted, or even temporarily or permanently halted, as a result of government quarantine measures, voluntary and precautionary restrictions on travel or meetings and other factors related to a public health emergency, including its potential adverse impact on the health of any such entity’s personnel.

MARKET PRICE DISCOUNT FROM/PREMIUM TO NET ASSET VALUE RISK (YYY only)

The shares of the Underlying Funds may trade at a discount or premium to their NAV. This characteristic is a risk separate and distinct from the risk that an Underlying Fund’s NAV could decrease as a result of investment activities. Whether investors, such as the Fund, will realize gains or losses upon the sale of shares will depend not on the Underlying Funds’ NAVs, but entirely upon whether the market price of the Underlying Funds’ shares at the time of sale is above or below an investor’s purchase price for shares.

METALS AND MINING COMPANIES RISK (BATT and NDIV only)

The Fund will invest in securities that are issued by and/or have exposure to, companies primarily involved in the metals and mining industry. Investments in metals and mining companies may be speculative and subject to greater price volatility than investments in other types of companies. The profitability of companies in the metals and mining industry is related to, among other things, worldwide metal prices and extraction and production costs. Worldwide metal prices may fluctuate substantially over short periods of time, and as a result, the Fund’s Share price may be more volatile than other types of investments. In addition, metals and mining companies may be significantly affected by changes in global demand for certain metals, economic developments, energy conservation, the success of exploration projects, changes in exchange rates, interest rates, economic conditions, tax treatment, trade treaties, and government regulation and intervention, and events in the regions that the companies to which the Fund has exposure operate (e.g., expropriation, nationalization, confiscation of assets and property, the imposition of restrictions on foreign investments or repatriation of capital, military coups, social or political unrest, violence and labor unrest). Metals and mining companies may also be subject to the effects of competitive pressures in the metals and mining industry.

MINERAL MINING RISK (IWIN only)

The Fund is subject to certain risks associated with companies involved in mining. Competitive pressures may have a significant effect on the financial condition of such companies. Mining companies are highly dependent on the price of the underlying metal or element. These prices may fluctuate substantially over short periods of time so the Fund’s Share price may be more volatile than other types of investments. In particular, a drop in the price of green metals would particularly adversely affect the profitability of small- and medium-capitalization

Amplify ETF Trust

Notes to the Financial Statements

October 31, 2022 (Continued)

mining companies and their ability to secure financing. Furthermore, companies that are only in the exploration stage are typically unable to adopt specific strategies for controlling the impact of such price changes. A significant amount of the companies may be early stage mining companies that are in the exploration stage only or that hold properties that might not ultimately produce these metals. Exploration and development involves significant financial risks over a significant period of time which even a combination of careful evaluation, experience and knowledge may not eliminate. Few properties which are explored are ultimately developed into producing mines. Major expenditures may be required to establish reserves by drilling and to construct mining and processing facilities at a site. In addition, many early stage miners operate at a loss and are dependent on securing equity and/or debt financing, which might be more difficult to secure for an early stage mining company than for a more established counterpart.

OPTIONS RISK (SWAN, ISWN, and QSWN only)

Investing in options, including LEAP Options, and other instruments with option-type elements may increase the volatility and/or transaction expenses of the Fund. An option may expire without value, resulting in a loss of the Fund’s initial investment and may be less liquid and more volatile than an investment in the underlying securities. The Fund’s ability to close out its position as a purchaser of a call option is dependent, in part, upon the liquidity of the options market. There are significant differences between the securities and options markets that could result in an imperfect correlation among these markets, causing a given transaction not to achieve its objectives. The Fund may also purchase over-the-counter call options, which involves risks different from, and possibly greater than, the risks associated with exchange-listed call options. In some instances, over-the-counter call options may expose the Fund to the risk that a counterparty may be unable to perform according to a contract, and that any deterioration in a counterparty’s creditworthiness could adversely affect the instrument. In addition, the Fund may be exposed to a risk that losses may exceed the amount originally invested.

PHARMACEUTICAL COMPANIES RISK (CNBS only)

Companies in the pharmaceutical industry can be significantly affected by, among other things, government approval of products and services, government regulation and reimbursement rates, product liability claims, patent expirations and protection of intense competition.

POOLED INVESTMENT VEHICLE RISK (BLOK and IWIN only)

The Fund may invest in Commodity-Linked Instruments, including ETFs and shares of other pooled investment vehicles. Shareholders bear both their proportionate share of the Fund’s expenses and similar expenses of the underlying pooled investment vehicle. Pooled investment vehicles that invest in commodities are subject to the risks associated with direct investments in those commodities. The price and movement of a pooled investment vehicle designed to track an index may not track the index and may result in a loss. Certain pooled investment vehicles traded on exchanges may be thinly traded and experience large spreads between the “ask” price quoted by a seller and the “bid” price offered by a buyer. Certain pooled investment vehicles may also not have the protections applicable to other types of investments under federal securities or commodities laws and may be subject to counterparty or credit risk.

The Fund may obtain exposure to bitcoin through the Grayscale Bitcoin Trust (“GBTC”). GBTC is a private investment fund that is not regulated under the 1940 Act. The shares of the Grayscale Bitcoin Trust may trade at a premium or discount, may not directly correspond to the price of Bitcoin, and are highly volatile. The Fund may also obtain exposure to bitcoin by investing in U.S. listed instruments. These instruments may be subject to investment advisory and other expenses, which would be indirectly paid by the Fund. As a result, the cost of investing in the Fund will be higher than the cost of investing directly in these instruments and may be higher than other funds that invest directly in stocks and bonds.

ONLINE RETAIL RISK (IBUY only)

Companies that operate in the online marketplace, retail and travel segments are subject to fluctuating consumer demand. Unlike traditional brick and mortar retailers, online marketplaces and retailers must assume shipping costs or pass such costs to consumers. Consumer access to price information for the same or similar products may cause companies that operate in the online marketplace, retail and travel segments to reduce profit margins in order to compete. Profit margins in the travel industry are particularly sensitive to seasonal demand, fuel costs and consumer perception of various risks associated with travel to various destinations. Due to the nature of their business models, companies that operate in the online marketplace, retail and travel segments may also be subject to

Amplify ETF Trust

Notes to the Financial Statements

October 31, 2022 (Continued)

heightened cybersecurity risk, including the risk of theft or damage to vital hardware, software and information systems. The loss or public dissemination of sensitive customer information or other proprietary data may negatively affect the financial performance of such companies to a greater extent than traditional brick and mortar retailers. As a result of such companies being web-based and the fact that they process, store, and transmit large amounts of data, including personal information, for their customers, failure to prevent or mitigate data loss or other security breaches, including breaches of vendors’ technology and systems, could expose companies that operate in the online marketplace, retail and travel segments or their customers to a risk of loss or misuse of such information, adversely affect their operating results, result in litigation or potential liability, and otherwise harm their businesses.

RARE EARTH METAL COMPANIES RISK (BATT only)

Rare earth metals have more specialized uses and are often more difficult to extract. The use of strategic metals in modern technology has increased dramatically over the past years. Consequently, the demand for these metals has strained supply, which has the potential to result in a shortage of such materials which could adversely affect the companies in the Fund’s portfolio. Companies involved in the various activities that are related to the mining, refining and/or manufacturing of rare earth metals tend to be small-, medium- and micro-capitalization companies with volatile share prices, are highly dependent on the price of rare earth metals, which may fluctuate substantially over short periods of time. The value of such companies may be significantly affected by events relating to international, national and local political and economic developments, energy conservation efforts, the success of exploration projects, commodity prices, tax and other government regulations, depletion of resources, and mandated expenditures for safety and pollution control devices. The mining, refining and/or manufacturing of rare earth metals can be capital intensive and, if companies involved in such activities are not managed well, the share prices of such companies could decline even as prices for the underlying rare earth metals are rising. In addition, companies involved in the various activities that are related to the mining, refining and/or manufacturing of rare earth metals may be at risk for environmental damage claims.

9.    SUBSEQUENT EVENTS

The Funds have evaluated the need for additional disclosures and/or adjustments resulting from subsequent events through the date the financial statements were issued. The evaluation did not result in any subsequent events that necessitated disclosure and/or adjustment other than the following:

On December 21, 2022, Core Scientific, Inc., a holding within BLOK, formally filed for Chapter 11 protection. A proposal has been offered to note holders; however, the process remains ongoing, and nothing has been formally accepted as of the date the financial statements were issued. The Adviser continues to monitor and follow the developing situation and an estimate of additional financial effect, if any, cannot be made.

Amplify ETF Trust

Report of Independent Registered Public Accounting Firm

To the Shareholders and Board of Trustees of
Amplify ETF Trust

Opinion on the Financial Statements

We have audited the accompanying statements of assets and liabilities, including the schedules of investments, options written, open futures contracts, securities sold short (as applicable) and total return swaps (as applicable), of Amplify ETF Trust comprising the funds listed below (the “Funds”) as of October 31, 2022, the related statements of operations, the statements of changes in net assets, the related notes, and the financial highlights for each of the periods indicated below (collectively referred to as the “financial statements”). In our opinion, the financial statements present fairly, in all material respects, the financial position of each of the Funds as of October 31, 2022, the results of their operations, the changes in net assets, and the financial highlights for each of the periods indicated below in conformity with accounting principles generally accepted in the United States of America.

Fund Name	Statements of Operations	Statements of Changes in Net Assets	Financial Highlights
Amplify High Income ETF	For the year ended October 31, 2022	For the years ended October 31, 2022 and 2021	For the years ended October 31, 2022, 2021, and 2020, the period from January 1, 2019 through October 31, 2019, and the years ended December 31, 2018 and 2017
Amplify Online Retail ETF and Amplify CWP Enhanced Dividend Income ETF	For the year ended October 31, 2022	For the years ended October 31, 2022 and 2021	For the years ended October 31, 2022, 2021, 2020, 2019, and 2018
Amplify Transformational Data Sharing ETF	For the year ended October 31, 2022	For the years ended October 31, 2022 and 2021	For the years ended October 31, 2022, 2021, 2020, and 2019 and the period from January 16, 2018 (commencement of operations) through October 31, 2018
Amplify Lithium & Battery Technology ETF	For the year ended October 31, 2022	For the years ended October 31, 2022 and 2021	For the years ended October 31, 2022, 2021, 2020, and 2019 and the period from June 4, 2018 (commencement of operations) through October 31, 2018
Amplify BlackSwan Growth & Treasury Core ETF	For the year ended October 31, 2022	For the years ended October 31, 2022 and 2021	For the years ended October 31, 2022, 2021, and 2020 and the period from November 5, 2018 (commencement of operations) through October 31, 2019
Amplify Emerging Markets FinTech ETF (formerly Amplify International Online Retail ETF)	For the year ended October 31, 2022	For the years ended October 31, 2022 and 2021	For the years ended October 31, 2022, 2021, and 2020 and the period from January 29, 2019 (commencement of operations) through October 31, 2019
Amplify Seymour Cannabis ETF	For the year ended October 31, 2022	For the years ended October 31, 2022 and 2021	For the years ended October 31, 2022, 2021, and 2020 and the period from July 22, 2019 (commencement of operations) through October 31, 2019
Amplify BlackSwan ISWN ETF	For the year ended October 31, 2022	For the year ended October 31, 2022 and the period from January 25, 2021 (commencement of operations) through October 31, 2021
Amplify Thematic All-Stars ETF	For the year ended October 31, 2022	For the year ended October 31, 2022 and the period from July 20, 2021 (commencement of operations) through October 31, 2021

Amplify ETF Trust

Report of Independent Registered Public Accounting Firm

(Continued)

Fund Name	Statements of Operations	Statements of Changes in Net Assets	Financial Highlights
Amplify Digital & Online Trading ETF	For the year ended October 31, 2022	For the year ended October 31, 2022 and the period from September 21, 2021 (commencement of operations) through October 31, 2021
Amplify BlackSwan Tech & Treasury ETF	For the period from December 8, 2021 (commencement of operations) through October 31, 2022
Amplify Inflation Fighter ETF*	For the period from February 1, 2022 (commencement of operations) through October 31, 2022
Amplify Natural Resources Dividend Income ETF	For the period from August 23, 2022 (commencement of operations) through October 31, 2022
Amplify International Enhanced Dividend Income ETF	For the period from September 7, 2022 (commencement of operations) through October 31, 2022

*   The financial statements referred to throughout are consolidated.

Basis for Opinion

These financial statements are the responsibility of the Funds’ management. Our responsibility is to express an opinion on the Funds’ financial statements based on our audits. We are a public accounting firm registered with the Public Company Accounting Oversight Board (United States) (“PCAOB”) and are required to be independent with respect to the Funds in accordance with the U.S. federal securities laws and the applicable rules and regulations of the Securities and Exchange Commission and the PCAOB.

We conducted our audits in accordance with the standards of the PCAOB. Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements are free of material misstatement whether due to error or fraud.

Our audits included performing procedures to assess the risks of material misstatement of the financial statements, whether due to error or fraud, and performing procedures that respond to those risks. Such procedures included examining, on a test basis, evidence regarding the amounts and disclosures in the financial statements. Our procedures included confirmation of securities owned as of October 31, 2022, by correspondence with the custodian, brokers and counterparties; when replies were not received from brokers or counterparties, we performed other auditing procedures. Our audits also included evaluating the accounting principles used and significant estimates made by management, as well as evaluating the overall presentation of the financial statements. We believe that our audits provide a reasonable basis for our opinion.

We have served as the Funds’ auditor since 2015. We have served as the auditor of one or more investment companies advised by Exchange Traded Concepts, LLC since 2012.

COHEN & COMPANY, LTD.
Milwaukee, Wisconsin
December 30, 2022

Amplify ETF Trust

Board Considerations Regarding Approval of
Investment Management Agreement and Sub-Advisory Agreement

October 31, 2022

AMPLIFY HIGH INCOME ETF

Pursuant to Section 15(c) of the Investment Company Act of 1940 (the “1940 Act”), at a meeting held on September 13, 2022, the Board of Trustees (the “Board”) of Amplify ETF Trust (the “Trust”) considered the approval of, and approved, the following agreements (collectively, the “Agreements”): (1) an Investment Management Agreement between Amplify Investments LLC (the “Adviser”) and the Trust, on behalf of the Amplify YieldShares High Income ETF (the “Fund”) and (2) an Investment Sub-Advisory Agreement between the Adviser and Penserra Capital Management LLC (the “Sub-Adviser”), on behalf of the Fund (collectively, the “Agreements”).

The Fund was originally approved by the Board and its Independent Trustees on or about December 11, 2018 for an initial two-year term. Thus, a meeting was held on November 5, 2015, to discuss and review the Agreements with respect to the Fund. In preparation for the meeting regarding the initial two year term, the Board requests and reviews a wide variety of information from the Adviser and the Sub-Adviser. At the December 11, 2018 meeting, the Board, including the Independent Trustees, approved the retention of the Adviser and the Sub-Adviser and the Agreements for the initial two-year term.

After their initial two-year term, the Agreements must be approved: (i) by the vote of the Trustees or by a vote of the shareholders of the Fund; and (ii) by the vote of a majority of the Trustees who are not parties to the Agreements or “interested persons” of any party thereto, as defined in the 1940 Act (the “Independent Trustees”), cast in person at a meeting called for the purpose of voting on such approval for an additional one year term. In preparation for the meetings regarding the additional one year term, the Board requests and reviews a wide variety of information from the Adviser and the Sub-Adviser. Thus, a meeting was held on September 15, 2020, to discuss and review the Agreements with respect to the Fund. At the September 15, 2020 meeting, the Board, including the Independent Trustees, approved the retention of the Adviser and the Sub-Adviser and the Agreements for an additional one-year term. Subsequently, the Board held meetings on September 14, 2021 and September 13, 2022 to discuss and review the Agreements with respect to the Fund for the additional one year term following the previous approval. At these meetings, the Board, including the Independent Trustees, after reviewing the information provided by the Adviser and the Sub-Adviser, approved the retention of the Adviser and the Sub-Adviser and the Agreements for an additional one-year term.

Prior to the meeting held on September 13, 2022, the Board, including the Independent Trustees, reviewed written materials from the Adviser and the Sub-Adviser regarding, among other things: (i) the nature, extent and quality of the services to be provided to fund shareholders by the Adviser and the Sub-Adviser; (ii) the Adviser and the Sub-Adviser’s costs and profits expected to be realized in providing their services, including any fall-out benefits expected to be enjoyed by the Adviser and the Sub-Adviser; and (iii) the existence, or anticipated existence, of economies of scale.

Prior to and at the meeting held on September 13, 2022, representatives from the Adviser and the Sub-Adviser, along with other service providers of the Fund, presented additional oral and written information to help the Board evaluate the Adviser and the Sub-Adviser’s fees and other aspects of the Agreements. Among other things, representatives from the Adviser and the Sub-Adviser provided overviews of their advisory businesses, including investment personnel and investment processes. The representatives also discussed the rationale for launching the Fund, the Fund’s fees and fee structures of comparable investment companies. The Board then discussed the written materials that it received before the meeting and the Adviser and Sub-Adviser’s oral presentations and any other information that the Board received at the meeting, and deliberated on the approval of the Agreements in light of this information. In its deliberations, the Board did not identify any single piece of information discussed below that was all-important, controlling or determinative of its decision.

Nature, Extent and Quality of Services. In evaluating the nature, extent and quality of the Adviser’s services, the Trustees considered information concerning the functions to be performed by the Adviser and the Sub-Adviser and the personnel and resources of the Adviser and Sub-Adviser, including the investment management team that will be responsible for the day-to-day management of the Fund and the portfolio manager responsible for investing the portfolio of the Fund. The Trustees considered statements by the Adviser and Sub-Adviser regarding their respective financial conditions, that each was financially stable and could support its performance of the services under its Agreement. The Trustees also considered the services to be provided by the Adviser in its oversight of the Fund’s service providers.

Amplify ETF Trust

Board Considerations Regarding Approval of
Investment Management Agreement and Sub-Advisory Agreement

October 31, 2022 (Continued)

Based on their review, the Trustees concluded that the nature, extent and quality of the services to be provided by the Adviser and Sub-Adviser to the Fund under the respective Agreement were expected to be appropriate and reasonable.

Fees, Expenses and Profitability. The Trustees discussed the information provided by the Adviser on the Fund’s proposed investment management fee of 0.50% as compared to information provided by the Adviser on other similar products. The Trustees also considered that the Adviser and Sub-Adviser had managed this Fund to the Board’s satisfaction over the course of the previous four years. The Trustees noted that the proposed annual investment management fee to be charged to the Fund was a unitary fee, and that the Adviser has agreed to pay all other expenses of the Fund, including fees payable to the Sub-Adviser, except brokerage commissions and other expenses connected with the execution of portfolio transactions, taxes, interest, distribution and service fees payable pursuant to a 12b-1 Plan, if any, and extraordinary expenses. The Board concluded that the unitary investment management fee to be charged to the Fund is reasonable and appropriate in light of the services expected to be provided by the Adviser and Sub-Adviser. In conjunction with their review of the unitary investment management fee, the Trustees considered information provided by the Adviser and Sub-Adviser on their costs to be incurred in connection with the proposed Agreement and their estimated profitability and that any profitability would not be excessive. The Trustees concluded that the estimated profits to be realized by the Adviser and the Sub-Adviser with respect to the Fund appeared to be reasonable.

Economies of Scale and Whether the Fee Level Reflects These Economies of Scale. The Trustees considered the information provided by the Adviser and the Sub-Adviser as to the extent to which economies of scale may be realized as the Fund grows and whether the fee level reflects economies of scale for the benefit of shareholders. The Trustees noted that any reduction in fixed costs associated with the management of the Fund would be enjoyed by the Adviser and Sub-Adviser, but that a unitary fee provides a level of certainty in expenses for the Fund. The Trustees considered whether the proposed advisory fee rate for the Fund is reasonable in relation to the projected asset size of the Fund. The Trustees noted the Adviser’s and Sub-Adviser’s views on their expectations for growth, noting that, initially, the Adviser did not anticipate any material economies of scale. The Trustees concluded that the flat investment management fee was reasonable and appropriate.

The Trustees noted that the Adviser and Sub-Adviser had not identified any further benefits that it would derive from its relationship with the Fund, and had noted that it will not, initially, have any soft dollar arrangements.

Based on all of the information considered and the conclusions reached, the Board, including the Independent Trustees, have determined to approve the Agreements for the Fund.

Amplify ETF Trust

Board Considerations Regarding Approval of
Investment Management Agreement and Sub-Advisory Agreement

October 31, 2022 (Continued)

AMPLIFY ONLINE RETAIL ETF

Pursuant to Section 15(c) of the Investment Company Act of 1940 (the “1940 Act”), at a meeting held on September 13, 2022, the Board of Trustees (the “Board”) of Amplify ETF Trust (the “Trust”) considered the approval of, and approved, the following agreements (collectively, the “Agreements”): (1) an Investment Management Agreement between Amplify Investments LLC (the “Adviser”) and the Trust, on behalf of the Amplify Online Retail ETF (the “Fund”) and (2) an Investment Sub-Advisory Agreement between the Adviser and Penserra Capital Management LLC (the “Sub-Adviser”), on behalf of the Fund (collectively, the “Agreements”).

The Fund was originally approved by the Board and its Independent Trustees on or about November 5, 2015 for an initial two-year term. Thus, a meeting was held on November 5, 2015, to discuss and review the Agreements with respect to the Fund. In preparation for the meeting regarding the initial two year term, the Board requests and reviews a wide variety of information from the Adviser and the Sub-Adviser. At the November 5, 2015 meeting, the Board, including the Independent Trustees, approved the retention of the Adviser and the Sub-Advisers and the Agreements for the initial two-year term.

After their initial two-year term, the Agreements must be approved: (i) by the vote of the Trustees or by a vote of the shareholders of the Fund; and (ii) by the vote of a majority of the Trustees who are not parties to the Agreements or “interested persons” of any party thereto, as defined in the 1940 Act (the “Independent Trustees”), cast in person at a meeting called for the purpose of voting on such approval for an additional one year term. In preparation for the meetings regarding the additional one year term, the Board requests and reviews a wide variety of information from the Adviser and the Sub-Adviser. Thus, a meeting was held on September 12, 2017, to discuss and review the Agreements with respect to the Fund. At the September 12, 2017 meeting, the Board, including the Independent Trustees, approved the retention of the Adviser and the Sub-Adviser and the Agreements for an additional one-year term. Subsequently, the Board held meetings on September 18, 2018 and September 17, 2019, September 15, 2020 and September 14, 2021, to discuss and review the Agreements with respect to the Fund for the additional one year term following the previous approval. At each of those meetings, the Board, including the Independent Trustees, after reviewing the information provided by the Adviser and the Sub-Adviser, approved the retention of the Adviser and the Sub-Adviser and the Agreements for an additional one- year term.

Prior to the meeting held on September 13, 2022, the Board, including the Independent Trustees, reviewed written materials from the Adviser and the Sub-Adviser regarding, among other things: (i) the nature, extent and quality of the services to be provided to fund shareholders by the Adviser and the Sub-Adviser; (ii) the Adviser and the Sub-Adviser’s costs and profits expected to be realized in providing their services, including any fall-out benefits expected to be enjoyed by the Adviser and the Sub-Adviser; and (iii) the existence, or anticipated existence, of economies of scale.

Prior to and at the meeting held on September 13, 2022, representatives from the Adviser and the Sub-Adviser, along with other service providers of the Fund, presented additional oral and written information to help the Board evaluate the Adviser and the Sub-Adviser’s fees and other aspects of the Agreements. Among other things, representatives from the Adviser and the Sub-Adviser provided overviews of their advisory businesses, including investment personnel and investment processes. The representatives also discussed the rationale for launching the Fund, the Fund’s fees and fee structures of comparable investment companies. The Board then discussed the written materials that it received before the meeting and the Adviser and Sub-Adviser’s oral presentations and any other information that the Board received at the meeting, and deliberated on the approval of the Agreements in light of this information. In its deliberations, the Board did not identify any single piece of information discussed below that was all-important, controlling or determinative of its decision.

Nature, Extent and Quality of Services. In evaluating the nature, extent and quality of the Adviser’s services, the Trustees considered information concerning the functions to be performed by the Adviser and the Sub-Adviser and the personnel and resources of the Adviser and Sub-Adviser, including the investment management team that will be responsible for the day-to-day management of the Fund and the portfolio manager responsible for investing the portfolio of the Fund. The Trustees also considered statements by the Adviser and Sub-Adviser regarding their respective financial conditions, that each was financially stable and could support its performance of the services under its Agreement. The Trustees also considered the services to be provided by the Adviser in its oversight of the Fund’s service providers.

Amplify ETF Trust

Board Considerations Regarding Approval of
Investment Management Agreement and Sub-Advisory Agreement

October 31, 2022 (Continued)

Based on their review, the Trustees concluded that the nature, extent and quality of the services to be provided by the Adviser and Sub-Adviser to the Fund under the respective Agreement were expected to be appropriate and reasonable.

Fees, Expenses and Profitability. The Trustees discussed the information provided by the Adviser on the Fund’s proposed investment management fee of 0.65% as compared to information provided by the Adviser on other similar products. The Trustees also considered that the Adviser and Sub-Adviser had managed this Fund to the Board’s satisfaction over the course of the previous seven years. The Trustees noted that the proposed annual investment management fee to be charged to the Fund was a unitary fee, and that the Adviser has agreed to pay all other expenses of the Fund, including fees payable to the Sub-Adviser, except brokerage commissions and other expenses connected with the execution of portfolio transactions, taxes, interest, distribution and service fees payable pursuant to a 12b-1 Plan, if any, and extraordinary expenses. The Board concluded that the unitary investment management fee to be charged to the Fund is reasonable and appropriate in light of the services expected to be provided by the Adviser and Sub-Adviser. In conjunction with their review of the unitary investment management fee, the Trustees considered information provided by the Adviser and Sub-Adviser on their costs to be incurred in connection with the proposed Agreement and their estimated profitability and that any profitability would not be excessive. The Trustees concluded that the estimated profits to be realized by the Adviser and the Sub-Adviser with respect to the Fund appeared to be reasonable.

Economies of Scale and Whether the Fee Level Reflects These Economies of Scale. The Trustees considered the information provided by the Adviser and the Sub-Adviser as to the extent to which economies of scale may be realized as the Fund grows and whether the fee level reflects economies of scale for the benefit of shareholders. The Trustees noted that any reduction in fixed costs associated with the management of the Fund would be enjoyed by the Adviser and Sub-Adviser, but that a unitary fee provides a level of certainty in expenses for the Fund. The Trustees considered whether the proposed advisory fee rate for the Fund is reasonable in relation to the projected asset size of the Fund. The Trustees noted the Adviser’s and Sub-Adviser’s views on their expectations for growth, noting that, initially, the Adviser did not anticipate any material economies of scale. The Trustees concluded that the flat investment management fee was reasonable and appropriate.

The Trustees noted that the Adviser and Sub-Adviser had not identified any further benefits that it would derive from its relationship with the Fund, and had noted that it will not, initially, have any soft dollar arrangements.

Based on all of the information considered and the conclusions reached, the Board, including the Independent Trustees, have determined to approve the Agreements for the Fund.

Amplify ETF Trust

Board Considerations Regarding Approval of
Investment Management Agreement and Sub-Advisory Agreement

October 31, 2022 (Continued)

AMPLIFY BLACKSWAN GROWTH & TREASURY CORE ETF

Pursuant to Section 15(c) of the Investment Company Act of 1940 (the “1940 Act”), at a meeting held on September 13, 2022, the Board of Trustees (the “Board”) of Amplify ETF Trust (the “Trust”) considered the approval of, and approved, the following agreements (collectively, the “Agreements”): (1) an Investment Management Agreement between Amplify Investments LLC (the “Adviser”) and the Trust, on behalf of the Amplify International BlackSwan Core ETF (the “Fund”) and (2) an Investment Sub-Advisory Agreement between the Adviser and Toroso Investments, LLC (“Toroso”) and (3) an Investment Sub-Advisory Agreement between the Adviser and ARGI Investment Services, LLC (hereinafter referred to as “ARGI”. Toroso and ARGI will be collectively referred to hereinafter as the “Sub-Advisers”), on behalf of the Fund (collectively, the “Agreements”).

The Fund was originally approved by the Board and its Independent Trustees on or about September 18, 2018 and October 4, 2018 for an initial two-year term. Thus, meetings were held on September 18, 2018 and October 4, 2018, to discuss and review the Agreements with respect to the Fund. In preparation for the meeting regarding the initial two year term, the Board requests and reviews a wide variety of information from the Adviser and the Sub-Adviser. At the September 18, 2018 and October 4, 2018 meetings, the Board, including the Independent Trustees, approved the retention of the Adviser and the Sub-Advisers and the Agreements for the initial two-year term.

After their initial two-year term, the Agreements must be approved: (i) by the vote of the Trustees or by a vote of the shareholders of the Fund; and (ii) by the vote of a majority of the Trustees who are not parties to the Agreements or “interested persons” of any party thereto, as defined in the 1940 Act (the “Independent Trustees”), cast in person at a meeting called for the purpose of voting on such approval for an additional one year term. In preparation for the meeting regarding the additional one year term, the Board requests and reviews a wide variety of information from the Adviser and the Sub-Adviser. Thus, a meeting was held on September 15, 2020, to discuss and review the Agreements with respect to the Fund. At the September 15, 2020 meeting, the Board, including the Independent Trustees, approved the retention of the Adviser and the Sub-Adviser and the Agreements for an additional one-year term. Subsequently, the Board held a meeting on September 14, 2021 to discuss and review the Agreements with respect to the Fund for the additional one year term following the previous approval. At the September 14, 2021 and the September 13, 2022 meetings, the Board, including the Independent Trustees, after reviewing the information provided by the Adviser and the Sub-Advisers, approved the retention of the Adviser and the Sub-Advisers and the Agreements for an additional one-year term.

Prior to the meeting held on September 13, 2022, the Board, including the Independent Trustees, reviewed written materials from the Adviser and the Sub-Advisers regarding, among other things: (i) the nature, extent and quality of the services to be provided to fund shareholders by the Adviser and the Sub-Advisers; (ii) the Adviser and the Sub-Advisers’ costs and profits expected to be realized in providing their services, including any fall-out benefits expected to be enjoyed by the Adviser and the Sub-Advisers; and (iii) the existence, or anticipated existence, of economies of scale.

Prior to and at the meeting held on September 13, 2022, representatives from the Adviser and the Sub-Advisers, along with other service providers of the Fund, presented additional oral and written information to help the Board evaluate the Adviser and the Sub-Advisers’ fees and other aspects of the Agreements. Among other things, representatives from the Adviser and the Sub-Advisers provided overviews of their advisory businesses, including investment personnel and investment processes. The representatives also discussed the rationale for launching the Fund, the Fund’s fees and fee structures of comparable investment companies. The Board then discussed the written materials that it received before the meeting and the Adviser and Sub-Advisers’ oral presentations and any other information that the Board received at the meeting, and deliberated on the approval of the Agreements in light of this information. In its deliberations, the Board did not identify any single piece of information discussed below that was all-important, controlling or determinative of its decision.

Nature, Extent and Quality of Services. In evaluating the nature, extent and quality of the Adviser’s services, the Trustees considered information concerning the functions to be performed by the Adviser and the Sub-Advisers and the personnel and resources of the Adviser and Sub-Advisers, including the investment management team that will be responsible for the day-to-day management of the Fund and the portfolio manager responsible for investing the portfolio of the Fund. The Trustees considered statements by the Adviser and Sub-Advisers regarding their respective financial conditions, that each was financially stable and could support its performance of the services under its Agreement. The Trustees also considered the services to be provided by the Adviser in its oversight of the Fund’s service providers.

Amplify ETF Trust

Board Considerations Regarding Approval of
Investment Management Agreement and Sub-Advisory Agreement

October 31, 2022 (Continued)

Based on their review, the Trustees concluded that the nature, extent and quality of the services to be provided by the Adviser and Sub-Advisers to the Fund under the respective Agreement were expected to be appropriate and reasonable.

Fees, Expenses and Profitability. The Trustees discussed the information provided by the Adviser on the Fund’s proposed investment management fee of 0.49% as compared to information provided by the Adviser on other similar products. The Trustees also considered that the Adviser and Sub-Advisers had managed this Fund to the Board’s satisfaction over the course of the previous four years. The Trustees noted that the proposed annual investment management fee to be charged to the Fund was a unitary fee, and that the Adviser has agreed to pay all other expenses of the Fund, including fees payable to the Sub-Advisers, except brokerage commissions and other expenses connected with the execution of portfolio transactions, taxes, interest, distribution and service fees payable pursuant to a 12b-1 Plan, if any, and extraordinary expenses. The Board concluded that the unitary investment management fee to be charged to the Fund is reasonable and appropriate in light of the services expected to be provided by the Adviser and Sub-Advisers. In conjunction with their review of the unitary investment management fee, the Trustees considered information provided by the Adviser and Sub-Advisers on their costs to be incurred in connection with the proposed Agreement and their estimated profitability and that any profitability would not be excessive. The Trustees concluded that the estimated profits to be realized by the Adviser and Sub-Advisers with respect to the Fund appeared to be reasonable.

Economies of Scale and Whether the Fee Level Reflects These Economies of Scale. The Trustees considered the information provided by the Adviser and the Sub-Advisers as to the extent to which economies of scale may be realized as the Fund grows and whether the fee level reflects economies of scale for the benefit of shareholders. The Trustees noted that any reduction in fixed costs associated with the management of the Fund would be enjoyed by the Adviser and Sub-Advisers, but that a unitary fee provides a level of certainty in expenses for the Fund. The Trustees considered whether the proposed advisory fee rate for the Fund is reasonable in relation to the projected asset size of the Fund. The Trustees noted the Adviser’s and Sub-Advisers’ views on their expectations for growth, noting that, initially, the Adviser did not anticipate any material economies of scale. The Trustees concluded that the flat investment management fee was reasonable and appropriate.

The Trustees noted that the Adviser and Sub-Advisers had not identified any further benefits that it would derive from its relationship with the Fund, and had noted that they will not, initially, have any soft dollar arrangements.

Based on all of the information considered and the conclusions reached, the Board, including the Independent Trustees, have determined to approve the Agreements for the Fund.

Amplify ETF Trust

Board Considerations Regarding Approval of
Investment Management Agreement and Sub-Advisory Agreement

October 31, 2022 (Continued)

FOR AMPLIFY BLACKSWAN ISWN ETF

Pursuant to Section 15(c) of the Investment Company Act of 1940 (the “1940 Act”), at a meeting held on September 13, 2022, the Board of Trustees (the “Board”) of Amplify ETF Trust (the “Trust”) considered the approval of, and approved, the following agreements (collectively, the “Agreements”): (1) an Investment Management Agreement between Amplify Investments LLC (the “Adviser”) and the Trust, on behalf of the Amplify International BlackSwan Core ETF (the “Fund”) and (2) an Investment Sub-Advisory Agreement between the Adviser and Toroso Investments, LLC (“Toroso”) and (3) an Investment Sub-Advisory Agreement between the Adviser and ARGI Investment Services, LLC (hereinafter referred to as “ARGI”. Toroso and ARGI will be collectively referred to hereinafter as the “Sub-Advisers”), on behalf of the Fund (collectively, the “Agreements”).

The Fund was originally approved by the Board and its Independent Trustees on or about December 8, 2020 for an initial two year term. Thus, a meeting was held on December 8, 2020, to discuss and review the Agreements with respect to the Fund. In preparation for the meeting regarding the initial two year term, the Board requests and reviews a wide variety of information from the Adviser and the Sub-Adviser. At the December 8, 2020 meeting, the Board, including the Independent Trustees, approved the retention of the Adviser and the Sub-Advisers and the Agreements for the initial two-year term.

After their initial two-year term, the Agreements must be approved: (i) by the vote of the Trustees or by a vote of the shareholders of the Fund; and (ii) by the vote of a majority of the Trustees who are not parties to the Agreements or “interested persons” of any party thereto, as defined in the 1940 Act (the “Independent Trustees”), cast in person at a meeting called for the purpose of voting on such approval for an additional one year term. In preparation for the meeting regarding the additional one year term, the Board requests and reviews a wide variety of information from the Adviser and the Sub-Adviser. Thus, a meeting was held on September 13, 2021, to discuss and review the Agreements with respect to the Fund. At the September 13, 2021 meeting, the Board, including the Independent Trustees, after reviewing the information provided by the Adviser and the Sub-Advisers, approved the retention of the Adviser and the Sub-Advisers and the Agreements for an additional one-year term.

Prior to the meeting held on September 13, 2022, the Board, including the Independent Trustees, reviewed written materials from the Adviser and the Sub-Advisers regarding, among other things: (i) the nature, extent and quality of the services to be provided to fund shareholders by the Adviser and the Sub-Advisers; (ii) the Adviser and the Sub-Advisers’ costs and profits expected to be realized in providing their services, including any fall-out benefits expected to be enjoyed by the Adviser and the Sub-Advisers; and (iii) the existence, or anticipated existence, of economies of scale.

Prior to and at the meeting held on September 13, 2022, representatives from the Adviser and the Sub-Advisers, along with other service providers of the Fund, presented additional oral and written information to help the Board evaluate the Adviser and the Sub-Advisers’ fees and other aspects of the Agreements. Among other things, representatives from the Adviser and the Sub-Advisers provided overviews of their advisory businesses, including investment personnel and investment processes. The representatives also discussed the rationale for launching the Fund, the Fund’s fees and fee structures of comparable investment companies. The Board then discussed the written materials that it received before the meeting and the Adviser and Sub-Advisers’ oral presentations and any other information that the Board received at the meeting, and deliberated on the approval of the Agreements in light of this information. In its deliberations, the Board did not identify any single piece of information discussed below that was all-important, controlling or determinative of its decision.

Nature, Extent and Quality of Services. In evaluating the nature, extent and quality of the Adviser’s services, the Trustees considered information concerning the functions to be performed by the Adviser and the Sub-Advisers and the personnel and resources of the Adviser and Sub-Advisers, including the investment management team that will be responsible for the day-to-day management of the Fund and the portfolio manager responsible for investing the portfolio of the Fund. The Trustees also considered statements by the Adviser and Sub-Advisers regarding their respective financial conditions, that each was financially stable and could support its performance of the services under its Agreement. The Trustees also considered the services to be provided by the Adviser in its oversight of the Fund’s service providers.

Based on their review, the Trustees concluded that the nature, extent and quality of the services to be provided by the Adviser and Sub-Advisers to the Fund under the respective Agreement were expected to be appropriate and reasonable.

Amplify ETF Trust

Board Considerations Regarding Approval of
Investment Management Agreement and Sub-Advisory Agreement

October 31, 2022 (Continued)

Fees, Expenses and Profitability. The Trustees discussed the information provided by the Adviser on the Fund’s proposed investment management fee of 0.49% as compared to information provided by the Adviser on other similar products. The Trustees also considered that the Adviser and Sub-Advisers had managed this Fund to the Board’s satisfaction over the course of the previous two years. The Trustees noted that the proposed annual investment management fee to be charged to the Fund was a unitary fee, and that the Adviser has agreed to pay all other expenses of the Fund, including fees payable to the Sub-Advisers, except brokerage commissions and other expenses connected with the execution of portfolio transactions, taxes, interest, distribution and service fees payable pursuant to a 12b-1 Plan, if any, and extraordinary expenses. The Board concluded that the unitary investment management fee to be charged to the Fund is reasonable and appropriate in light of the services expected to be provided by the Adviser and Sub-Advisers. In conjunction with their review of the unitary investment management fee, the Trustees considered information provided by the Adviser and Sub-Advisers on their costs to be incurred in connection with the proposed Agreement and their estimated profitability and that any profitability would not be excessive. The Trustees concluded that the estimated profits to be realized by the Adviser and Sub-Advisers with respect to the Fund appeared to be reasonable.

Economies of Scale and Whether the Fee Level Reflects These Economies of Scale. The Trustees considered the information provided by the Adviser and the Sub-Advisers as to the extent to which economies of scale may be realized as the Fund grows and whether the fee level reflects economies of scale for the benefit of shareholders. The Trustees noted that any reduction in fixed costs associated with the management of the Fund would be enjoyed by the Adviser and Sub-Advisers, but that a unitary fee provides a level of certainty in expenses for the Fund. The Trustees considered whether the proposed advisory fee rate for the Fund is reasonable in relation to the projected asset size of the Fund. The Trustees noted the Adviser’s and Sub-Advisers’ views on their expectations for growth, noting that, initially, the Adviser did not anticipate any material economies of scale. The Trustees concluded that the flat investment management fee was reasonable and appropriate.

The Trustees noted that the Adviser and Sub-Advisers had not identified any further benefits that it would derive from its relationship with the Fund, and had noted that they will not, initially, have any soft dollar arrangements.

Based on all of the information considered and the conclusions reached, the Board, including the Independent Trustees, have determined to approve the Agreements for the Fund.

Amplify ETF Trust

Board Considerations Regarding Approval of
Investment Management Agreement and Sub-Advisory Agreement

October 31, 2022 (Continued)

AMPLIFY NATURAL RESOURCES DIVIDEND INCOME ETF

Pursuant to Section 15(c) of the Investment Company Act of 1940 (the “1940 Act”), at a meeting1 held on June 7, 2022, the Board of Trustees (the “Board”) of Amplify ETF Trust (the “Trust”) considered the approval of, and approved, the following agreements (collectively, the “Agreements”): (1) an Investment Management Agreement between Amplify Investments LLC (the “Adviser”) and the Trust, on behalf of the Amplify Natural Resources Dividend ETF (the “Fund”), and (2) the Investment Sub-Advisory Agreement between the Adviser and Toroso Investments, LLC (“Toroso”) on behalf of the Fund (collectively, the “Agreements”). Toroso will be hereinafter referred to as the “Sub-Adviser”.

The Fund was originally approved by the Board and its Independent Trustees on or about June 7, 2022 for an initial two-year term. After their initial two-year term, the Agreements must be approved: (i) by the vote of the Trustees or by a vote of the shareholders of the Fund; and (ii) by the vote of a majority of the Trustees who are not parties to the Agreements or “interested persons” of any party thereto, as defined in the 1940 Act (the “Independent Trustees”), cast in person at a meeting called for the purpose of voting on such approval. Each year after the initial two-year term, the Board will call and hold a meeting to decide whether to renew the Agreements for an additional one-year term.

At the June 7, 2022 meeting, the Board, including the Independent Trustees, approved the retention of the Adviser and the Sub-Adviser and the Agreements for the initial two-year. Prior to the meeting held on June 7, 2022, the Board, including the Independent Trustees, reviewed written materials from the Adviser and the Sub-Adviser regarding, among other things: (i) the nature, extent and quality of the services to be provided to fund shareholders by the Adviser and the Sub-Adviser; (ii) the Adviser and the Sub-Adviser’s costs and profits expected to be realized in providing their services, including any fall-out benefits expected to be enjoyed by the Adviser and the Sub-Adviser and (iii) the existence, or anticipated existence, of economies of scale.

At the meeting held on June 7, 2022, representatives from the Adviser and the Sub-Adviser, along with other service providers of the Fund, presented additional oral and written information to help the Board evaluate the Adviser and the Sub-Adviser’s fees and other aspects of the Agreements. Among other things, representatives from the Adviser and the Sub-Adviser provided overviews of their advisory businesses, including investment personnel and investment processes. The representatives also discussed the rationale for launching the Fund, the Fund’s fees and fee structures of comparable investment companies. The Board then discussed the written materials that it received before the meeting and the Adviser and Sub-Adviser’s oral presentations and any other information that the Board received at the meeting, and deliberated on the approval of the Agreements in light of this information. In its deliberations, the Board did not identify any single piece of information discussed below that was all-important, controlling or determinative of its decision.

Nature, Extent and Quality of Services. In evaluating the nature, extent and quality of the Adviser’s services, the Trustees considered information concerning the functions to be performed by the Adviser and the Sub-Adviser and the personnel and resources of the Adviser and Sub-Adviser, including the investment management team that will be responsible for the day-to-day management of the Fund and the portfolio manager responsible for investing the portfolio of the Fund. The Trustees also considered statements by the Adviser and Sub-Adviser regarding their respective financial conditions, that each was financially stable and could support its performance of the services under its Agreement. The Trustees also considered the services to be provided by the Adviser in its oversight of the Fund’s service providers.

Based on their review, the Trustees concluded that the nature, extent and quality of the services to be provided by the Adviser and Sub-Adviser to the Fund under the respective Agreement were expected to be appropriate and reasonable.

Fees, Expenses and Profitability. The Trustees discussed the information provided by the Adviser on the Fund’s proposed investment management fee of 0.85% as compared to information provided by the Adviser on other similar products. The Trustees also considered that the Adviser and Sub-Adviser had managed this Fund to the Board’s satisfaction over the course of the previous four years. The Trustees noted that the proposed annual investment management fee to be charged to the Fund was a unitary fee, and that the Adviser has agreed to pay all other expenses of the Fund, including fees payable to the Sub-Adviser, except brokerage commissions and other expenses connected with the execution of portfolio transactions, taxes, interest, distribution and service fees payable pursuant to a 12b-1 Plan, if any, and extraordinary expenses. The Board concluded that the unitary investment management fee to be charged to the Fund is reasonable and appropriate in light of the services expected to be provided by the Adviser and Sub-Adviser. In conjunction with their

Amplify ETF Trust

Board Considerations Regarding Approval of
Investment Management Agreement and Sub-Advisory Agreement

October 31, 2022 (Continued)

review of the unitary investment management fee, the Trustees considered information provided by the Adviser and Sub-Adviser on their costs to be incurred in connection with the proposed Agreement and their estimated profitability and that any profitability would not be excessive. The Trustees concluded that the estimated profits to be realized by the Adviser and Sub-Adviser with respect to the Fund appeared to be reasonable.

Economies of Scale and Whether the Fee Level Reflects These Economies of Scale. The Trustees considered the information provided by the Adviser and the Sub-Adviser as to the extent to which economies of scale may be realized as the Fund grows and whether the feel level reflects economies of scale for the benefit of shareholders. The Trustees noted that any reduction in fixed costs associated with the management of the Fund would be enjoyed by the Adviser and Sub-Adviser, but that a unitary fee provides a level of certainty in expenses for the Fund. The Trustees considered whether the proposed advisory fee rate for the Fund is reasonable in relation to the projected asset size of the Fund. The Trustees noted the Adviser’s and Sub-Adviser’s views on their expectations for growth, noting that, initially, the Adviser did not anticipate any material economies of scale. The Trustees concluded that the flat investment management fee was reasonable and appropriate.

The Trustees noted that the Adviser and Sub-Adviser had not identified any further benefits that it would derive from its relationship with the Fund, and had noted that it will not, initially, have any soft dollar arrangements.

Based on all of the information considered and the conclusions reached, the Board, including the Independent Trustees, have determined to approve the Agreements for the Fund.

Amplify ETF Trust

Board Considerations Regarding Approval of
Investment Management Agreement and Sub-Advisory Agreement

October 31, 2022 (Continued)

AMPLIFY INTERNATIONAL ENHANCED DIVIDEND INCOME ETF

Pursuant to Section 15(c) of the Investment Company Act of 1940 (the “1940 Act”), at a meeting1 held on June 7, 2022, the Board of Trustees (the “Board”) of Amplify ETF Trust (the “Trust”) considered the approval of, and approved, the following agreements (collectively, the “Agreements”): (1) an Investment Management Agreement between Amplify Investments LLC (the “Adviser”) and the Trust, on behalf of the Amplify International Enhanced Dividend Income ETF (the “Fund”), (2) the Investment Sub-Advisory Agreement between the Adviser and Penserra Capital Management LLC (“Penserra”), and (3) between the Adviser and Capital Wealth Planning LLC (“CWP”) on behalf of the Fund (collectively, the “Agreements”). Penserra and CWP collectively will be hereinafter referred to as the “Sub-Adviser”.

The Fund was originally approved by the Board and its Independent Trustees on or about June 7, 2022 for an initial two-year term. After their initial two-year term, the Agreements must be approved: (i) by the vote of the Trustees or by a vote of the shareholders of the Fund; and (ii) by the vote of a majority of the Trustees who are not parties to the Agreements or “interested persons” of any party thereto, as defined in the 1940 Act (the “Independent Trustees”), cast in person at a meeting called for the purpose of voting on such approval. Each year after the initial two-year term, the Board will call and hold a meeting to decide whether to renew the Agreements for an additional one-year term.

At the June 7, 2022 meeting, the Board, including the Independent Trustees, approved the retention of the Adviser and the Sub-Adviser and the Agreements for the initial two-year. Prior to the meeting held on June 7, 2022, the Board, including the Independent Trustees, reviewed written materials from the Adviser and the Sub-Adviser regarding, among other things: (i) the nature, extent and quality of the services to be provided to fund shareholders by the Adviser and the Sub-Adviser; (ii) the Adviser and the Sub-Adviser’s costs and profits expected to be realized in providing their services, including any fall-out benefits expected to be enjoyed by the Adviser and the Sub-Adviser and (iii) the existence, or anticipated existence, of economies of scale.

At the meeting held on June 7, 2022, representatives from the Adviser and the Sub-Adviser, along with other service providers of the Fund, presented additional oral and written information to help the Board evaluate the Adviser and the Sub-Adviser’s fees and other aspects of the Agreements. Among other things, representatives from the Adviser and the Sub-Adviser provided overviews of their advisory businesses, including investment personnel and investment processes. The representatives also discussed the rationale for launching the Fund, the Fund’s fees and fee structures of comparable investment companies. The Board then discussed the written materials that it received before the meeting and the Adviser and Sub-Adviser’s oral presentations and any other information that the Board received at the meeting, and deliberated on the approval of the Agreements in light of this information. In its deliberations, the Board did not identify any single piece of information discussed below that was all-important, controlling or determinative of its decision.

Nature, Extent and Quality of Services. In evaluating the nature, extent and quality of the Adviser’s services, the Trustees considered information concerning the functions to be performed by the Adviser and the Sub-Adviser and the personnel and resources of the Adviser and Sub-Adviser, including the investment management team that will be responsible for the day-to-day management of the Fund and the portfolio manager responsible for investing the portfolio of the Fund. The Trustees also considered statements by the Adviser and Sub-Adviser regarding their respective financial conditions, that each was financially stable and could support its performance of the services under its Agreement. The Trustees also considered the services to be provided by the Adviser in its oversight of the Fund’s service providers.

Based on their review, the Trustees concluded that the nature, extent and quality of the services to be provided by the Adviser and Sub-Adviser to the Fund under the respective Agreement were expected to be appropriate and reasonable.

Fees, Expenses and Profitability. The Trustees discussed the information provided by the Adviser on the Fund’s proposed investment management fee of 0.85% as compared to information provided by the Adviser on other similar products. The Trustees also considered that the Adviser and Sub-Adviser had managed this Fund to the Board’s satisfaction over the course of the previous four years. The Trustees noted that the proposed annual investment management fee to be charged to the Fund was a unitary fee, and that the Adviser has agreed to pay all other expenses of the Fund, including fees payable to the Sub-Adviser, except brokerage commissions and other expenses connected with the execution of portfolio transactions, taxes, interest, distribution and service fees payable pursuant to a 12b-1

Amplify ETF Trust

Board Considerations Regarding Approval of
Investment Management Agreement and Sub-Advisory Agreement

October 31, 2022 (Continued)

Plan, if any, and extraordinary expenses. The Board concluded that the unitary investment management fee to be charged to the Fund is reasonable and appropriate in light of the services expected to be provided by the Adviser and Sub-Adviser. In conjunction with their review of the unitary investment management fee, the Trustees considered information provided by the Adviser and Sub-Adviser on their costs to be incurred in connection with the proposed Agreement and their estimated profitability and that any profitability would not be excessive. The Trustees concluded that the estimated profits to be realized by the Adviser and Sub-Adviser with respect to the Fund appeared to be reasonable.

Economies of Scale and Whether the Fee Level Reflects These Economies of Scale. The Trustees considered the information provided by the Adviser and the Sub-Adviser as to the extent to which economies of scale may be realized as the Fund grows and whether the feel level reflects economies of scale for the benefit of shareholders. The Trustees noted that any reduction in fixed costs associated with the management of the Fund would be enjoyed by the Adviser and Sub-Adviser, but that a unitary fee provides a level of certainty in expenses for the Fund. The Trustees considered whether the proposed advisory fee rate for the Fund is reasonable in relation to the projected asset size of the Fund. The Trustees noted the Adviser’s and Sub-Adviser’s views on their expectations for growth, noting that, initially, the Adviser did not anticipate any material economies of scale. The Trustees concluded that the flat investment management fee was reasonable and appropriate.

The Trustees noted that the Adviser and Sub-Adviser had not identified any further benefits that it would derive from its relationship with the Fund, and had noted that it will not, initially, have any soft dollar arrangements.

Based on all of the information considered and the conclusions reached, the Board, including the Independent Trustees, have determined to approve the Agreements for the Fund.

Amplify ETF Trust

Disclosure of Fund Expenses

October 31, 2022 (Unaudited)

All Exchange Traded Funds (“ETF”) have operating expenses. As a shareholder of an ETF, your investment is affected by these ongoing costs and transaction fees, which include costs for ETF management and other Fund expenses. It is important for you to understand the impact of these costs on your investment returns.

Operating expenses such as these are deducted from an ETF’s gross income and directly reduce its final investment return. These expenses are expressed as a percentage of the ETF’s average net assets; this percentage is known as the ETF’s expense ratio.

The following examples use the expense ratio and are intended to help you understand the ongoing costs (in dollars) of investing in your fund and to compare these costs with those of other funds. The examples are based on investment of $1,000 made at the beginning of the period shown and held for the periods shown below.

The table below illustrates your fund’s costs in two ways:

ACTUAL FUND RETURN

This section helps you to estimate the actual expenses after fee waivers that your fund incurred over the period shown. “Expenses Paid During Period” shows the actual dollar expense cost incurred by a $1,000 investment in the Fund, and the “Ending Account Value” number is derived from deducting that expense cost from the Fund’s gross investment return.

You can use this information, together with the actual amount you invested in the Fund, to estimate the expenses you paid during the period. Simply divide your actual account value by $1,000 to arrive at a ratio (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply that ratio by the number shown for your fund under “Expenses Paid During Period.”

HYPOTHETICAL 5% RETURN

This section helps you compare your fund’s costs with those of other funds. It assumes that the Fund had an annual 5% return before expenses during the year, but that the “Annualized Expense Ratio” for the period is unchanged. This example is useful in making comparisons because the Commission requires all funds to make this 5% calculation. You can assess your fund’s comparative cost by comparing the hypothetical result of your fund under “Expenses Paid During Period” with those that appear in the same charts in the shareholder reports for other funds.

NOTE: Because the return is set at 5% for comparison purposes - NOT your fund’s actual return - the account values shown may not apply to your specific investment.

YYY	Beginning Account Value 5/1/2022	Ending Account Value 10/31/2022	Annualized Expense Ratios	Expenses Paid During Period(a)
Actual Fund Return	$1,000.00	$878.10	0.50%	$2.37
Hypothetical 5% Return	$1,000.00	$1,022.68	0.50%	$2.55
IBUY	Beginning Account Value 5/1/2022	Ending Account Value 10/31/2022	Annualized Expense Ratios	Expenses Paid During Period(a)
Actual Fund Return	$1,000.00	$736.80	0.65%	$2.85
Hypothetical 5% Return	$1,000.00	$1,021.93	0.65%	$3.31
DIVO	Beginning Account Value 5/1/2022	Ending Account Value 10/31/2022	Annualized Expense Ratios	Expenses Paid During Period(a)
Actual Fund Return	$1,000.00	$1,012.20	0.55%	$2.79
Hypothetical 5% Return	$1,000.00	$1,022.43	0.55%	$2.80

Amplify ETF Trust

Disclosure of Fund Expenses

October 31, 2022 (Unaudited) (Continued)

BLOK	Beginning Account Value 5/1/2022	Ending Account Value 10/31/2022	Annualized Expense Ratios	Expenses Paid During Period(a)
Actual Fund Return	$1,000.00	$689.90	0.70%	$2.98
Hypothetical 5% Return	$1,000.00	$1,021.68	0.70%	$3.57
BATT	Beginning Account Value 5/1/2022	Ending Account Value 10/31/2022	Annualized Expense Ratios	Expenses Paid During Period(a)
Actual Fund Return	$1,000.00	$853.60	0.59%	$2.76
Hypothetical 5% Return	$1,000.00	$1,022.23	0.59%	$3.01
SWAN	Beginning Account Value 5/1/2022	Ending Account Value 10/31/2022	Annualized Expense Ratios	Expenses Paid During Period(a)
Actual Fund Return	$1,000.00	$868.60	0.49%	$2.31
Hypothetical 5% Return	$1,000.00	$1,022.74	0.49%	$2.50
EMFQ	Beginning Account Value 5/1/2022	Ending Account Value 10/31/2022	Annualized Expense Ratios	Expenses Paid During Period(a)
Actual Fund Return	$1,000.00	$784.80	0.69%	$3.10
Hypothetical 5% Return	$1,000.00	$1,021.73	0.69%	$3.52
CNBS	Beginning Account Value 5/1/2022	Ending Account Value 10/31/2022	Annualized Expense Ratios	Expenses Paid During Period(a)
Actual Fund Return	$1,000.00	$732.50	0.75%	$3.28
Hypothetical 5% Return	$1,000.00	$1,021.42	0.75%	$3.82
ISWN	Beginning Account Value 5/1/2022	Ending Account Value 10/31/2022	Annualized Expense Ratios	Expenses Paid During Period(a)
Actual Fund Return	$1,000.00	$852.80	0.49%	$2.29
Hypothetical 5% Return	$1,000.00	$1,022.74	0.49%	$2.50
MVPS	Beginning Account Value 5/1/2022	Ending Account Value 10/31/2022	Annualized Expense Ratios	Expenses Paid During Period(a)
Actual Fund Return	$1,000.00	$888.70	0.49%	$2.33
Hypothetical 5% Return	$1,000.00	$1,022.74	0.49%	$2.50
BIDS	Beginning Account Value 5/1/2022	Ending Account Value 10/31/2022	Annualized Expense Ratios	Expenses Paid During Period(a)
Actual Fund Return	$1,000.00	$839.10	0.59%	$2.73
Hypothetical 5% Return	$1,000.00	$1,022.23	0.59%	$3.01

Amplify ETF Trust

Disclosure of Fund Expenses

October 31, 2022 (Unaudited) (Continued)

QSWN	Beginning Account Value 5/1/2022	Ending Account Value 10/31/2022	Annualized Expense Ratios	Expenses Paid During Period(a)
Actual Fund Return	$1,000.00	$868.90	0.49%	$2.31
Hypothetical 5% Return	$1,000.00	$1,022.74	0.49%	$2.50
IWIN	Beginning Account Value 5/1/2022	Ending Account Value 10/31/2022	Annualized Expense Ratios	Expenses Paid During Period(a)
Actual Fund Return	$1,000.00	$799.40	0.85%	$3.86
Hypothetical 5% Return	$1,000.00	$1,020.92	0.85%	$4.33
NDIV	Beginning Account Value 8/23/2022(b)	Ending Account Value 10/31/2022	Annualized Expense Ratios	Expenses Paid During Period
Actual Fund Return	$1,000.00	$978.40	0.59%	$1.10	(c)
Hypothetical 5% Return	$1,000.00	$1,022.23	0.59%	$3.01	(a)
IDVO	Beginning Account Value 9/7/2022(b)	Ending Account Value 10/31/2022	Annualized Expense Ratios	Expenses Paid During Period
Actual Fund Return	$1,000.00	$978.60	0.65%	$0.95	(d)
Hypothetical 5% Return	$1,000.00	$1,021.93	0.65%	$3.31	(a)

(a)   The dollar amounts shown as expenses paid during the period are equal to the Fund’s annualized expense ratio multiplied by the average account value during the period, multiplied by 184/365 (to reflect the one-half year period).

(b)   Fund Commencement.

(c)   The dollar amount shown as expenses paid during the period for NDIV is multiplied by 69/365, which is the number of days since inception divided by the number of days in the year.

(d)   The dollar amount shown as expenses paid during the period for IDVO is multiplied by 54/365, which is the number of days since inception divided by the number of days in the year.

Amplify ETF Trust

Trustees and Officers of the Trust

October 31, 2022 (Unaudited)

The following chart lists Trustees and Officers as of October 31, 2022.

Set forth below are the names, ages, addresses, position with the Trust, term of office and length of time served, the principal occupations during the past five years, number of portfolios in fund complex overseen by the trustees, and other directorships outside the fund complex of each of the persons currently serving as Trustees and Officers of the Trust. The Funds’ Statement of Additional Information (“SAI”) includes additional information about the Trustees and Officers. The SAI may be obtained without charge by calling 1-855-267-3837. Furthermore, you can obtain the SAI by accessing the Commission’s website at www.sec.gov or by accessing the Funds’ website at www.amplifyetfs.com.

Name, Address, and Year of Birth	Position and Offices with the Trust	Term of Office and Year First Elected or Appointed	Principal Occupations During Past 5 Years	Number of Portfolios in Fund Complex Overseen By Trustee	Other Directorships held by Trustee During Past 5 Years
Interested Trustees
Christian Magoon(1) c/o Amplify Investments LLC 310 S. Hale Street Wheaton, IL 60187 Y.O.B.: 1974	Chairman of the Board of Trustees; Chief Executive Officer and President	Indefinite term Since inception	Chief Executive Officer, Magoon Capital (2010 – present); Chief Executive Officer, YieldShares, LLC (2013 – present); Chief Executive Officer, Amplify Invesments LLC (2015 – present); President, Amplify Investments LLC (2015 – 2018)	15	None
John Phillips(2) c/o Amplify Investments LLC 310 S. Hale Street Wheaton, IL 60187 Y.O.B.: 1958	Secretary	Indefinite term Since inception	Chief Operating Officer and Head of Product Development, Amplify Investments LLC (2015 – present)	15	None
Independent Trustees
Michael DiSanto c/o Amplify Investments LLC 310 S. Hale Street Wheaton, IL 60187 Y.O.B.: 1979	Trustee	Indefinite term Since inception	Attorney, City of Naperville, Illinois (2007 – present); member, Elder board of the Compass Church, (2013 – present);	15	N/A
Rick Powers c/o Amplify Investments LLC 310 S. Hale Street Wheaton, IL 60187 Y.O.B.: 1957	Trustee	Indefinite term Since inception	Director, Department of Public Works, City of Peoria, Illinois (2019 – Present); Deputy Commissioner, Transportation, State of Indiana (2014 – 2019);	15	N/A
Mark Tucker c/o Amplify Investments LLC 310 S. Hale Street Wheaton, IL 60187 Y.O.B.: 1963	Trustee	Indefinite term Since inception	Sole member, Aspen Equity Partners, LLC (2009 – present);	15	N/A

Amplify ETF Trust

Trustees and Officers of the Trust

October 31, 2022 (Unaudited) (Continued)

Name, Address, and Year of Birth	Position and Offices with the Trust	Term of Office and Year First Elected or Appointed	Principal Occupations During Past 5 Years	Other Directorships Held
Officers of the Trust
Ed Keiley c/o Amplify Investments LLC 310 S. Hale Street Wheaton, IL 60187 Y.O.B.: 1965	Chief Compliance Officer	Indefinite term Since inception	Chief Compliance Officer, Amplify Investments LLC (2016 – present); Trader Compliance, Inc. (2003 – present)	N/A
Bradley H. Bailey c/o Amplify Investments LLC 310 S. Hale Street Wheaton, IL 60187 Y.O.B.: 1967	Chief Financial Officer	Indefinite term 2016	Chief Financial Officer, Amplify Investments LLC (2016 – present); Chief Financial Officer,	N/A
William H. Belden c/o Amplify Investments LLC 310 South Hale Street Wheaton, IL 60187 Y.O.B.: 1965	Vice President	Indefinite term 2020	President, Amplify Investments LLC (2018 – present); Managing Director, Guggenheim Investments (2009 – 2018)	N/A

(1)   Mr. Magoon is deemed an “interested person” of the Trust due to his position as Chief Executive Officer of Amplify Investments LLC and Chief Executive Officer and President of the Trust.

(2)   Mr. Phillips is deemed an “interested person” of the Trust due to his position as Chief Operating Officer of Amplify Investments LLC and Secretary of the Trust.

Amplify ETF Trust

Additional Information

October 31, 2022 (Unaudited)

Qualified Dividend Income/Dividends Received Deduction

For the fiscal year/period ended October 31, 2022, certain dividends paid by the Funds may be subject to a maximum tax rate of 23.5%, as provided for by the Jobs and Growth Tax Relief Reconciliation Act of 2003.

The percentage of dividends declared from ordinary income designated as qualified dividend income was as follows:

YYY	14.18%
IBUY	0.00%
DIVO	100.00%
BLOK	3.11%
BATT	40.23%
SWAN	0.00%
EMFQ	0.00%
CNBS	100.00%
ISWN	0.00%
MVPS	0.00%
BIDS	68.19%
QSWN	0.00%
IWIN	0.00%
NDIV	88.08%
IDVO	92.87%

For corporate shareholders, the percent of ordinary income distributions qualifying for the corporate dividends received deduction for the fiscal year/period ended October 31, 2022 was as follows:

YYY	2.21%
IBUY	100.00%
DIVO	100.00%
BLOK	0.94%
BATT	0.47%
SWAN	0.00%
EMFQ	0.00%
CNBS	0.00%
ISWN	0.00%
MVPS	0.00%
BIDS	0.00%
QSWN	0.00%
IWIN	0.00%
NDIV	47.83%
IDVO	0.00%

Amplify ETF Trust

Additional Information

October 31, 2022 (Unaudited) (Continued)

Short Term Capital Gains

The percentage of taxable ordinary income distributions that are designated as short-term capital gain distributions under Internal Revenue Section 871(k)(2)(C) for each fund were as follows:

YYY	0.00%
IBUY	0.00%
DIVO	0.00%
BLOK	0.00%
BATT	0.00%
SWAN	74.09%
EMFQ	0.00%
CNBS	0.00%
ISWN	23.21%
MVPS	0.00%
BIDS	21.41%
QSWN	0.00%
IWIN	0.00%
NDIV	0.00%
IDVO	0.00%

Foreign Tax Credit Pass Through

Pursuant to Section 853 of the Internal Revenue Code, the Fund designates the following amount as foreign taxes paid for the period ended October 31, 2022. Foreign taxes paid for purposes of Section 853 may be less than actual foreign taxes paid for financial statement purposes.

	Credible Foreign Taxes Paid	Per Share Amount	Portion of Ordinary Income Distribution Derived from Foreign Sourced Income
BATT	$305,174	$0.4705	99.39%
EMFQ	$4,039	$0.5722	100.00%
NDIV	$1,215	$0.1285	82.67%
IDVO	$899	$0.1082	100.00%

Foreign taxes paid or withheld should be included in taxable income with an offsetting deduction from gross income or as a credit for taxes paid to foreign governments.

Above figures may differ from those cited elsewhere in this report due to difference in the calculation of income and gains under GAAP purposes and Internal Revenue Service purposes.

Shareholders are strongly advised to consult their own tax advisers with respect to the tax consequences of their investments in the Funds.

Amplify ETF Trust

Supplemental Information

October 31, 2022 (Unaudited)

DISTRIBUTION OF PREMIUMS AND DISCOUNTS

NAV is the price per share at which the Fund issues and redeems shares. It is calculated in accordance with the standard formula for valuing mutual fund shares. The “Market Price” of the Fund generally is determined using the composite closing price each day. The Fund’s Market Price may be at, above or below its NAV. The NAV of the Fund will fluctuate with changes in the market value of the Fund’s holdings. The Market Price of the Fund will fluctuate in accordance with changes in its NAV, as well as market supply and demand.

Premiums or discounts are the differences (expressed as a percentage) between the NAV and Market Price of the Fund on a given day, generally at the time NAV is calculated. A premium is the amount that the Fund is trading above the reported NAV, expressed as a percentage of the NAV. A discount is the amount that the Fund is trading below the reported NAV, expressed as a percentage of the NAV.

Further information regarding premiums and discounts is available, without charge, on the Fund’s website at www.amplifyetfs.com.

INFORMATION ABOUT THE TRUSTEES

The Statement of Additional Information (“SAI”) includes additional information about the Fund’s Trustees and is available without charge, upon request, by calling 1-855-267-3837. Furthermore, you can obtain the SAI by accessing the Commission’s website at www. sec.gov or by accessing the Fund’s website at www.amplifyetfs.com.

DELIVERY OF SHAREHOLDER DOCUMENTS—HOUSEHOLDING

Householding is an option available to certain investors of the Fund. Householding is a method of delivery, based on the preference of the individual investor, in which a single copy of certain shareholder documents can be delivered to investors who share the same address, even if their accounts are registered under different names. Householding for the Fund is available through certain broker-dealers. If you are interested in enrolling in householding and receiving a single copy of the prospectus and other shareholder documents, please contact your broker-dealer. If you currently are enrolled in householding and wish to change your householding status, please contact your broker-dealer.

Amplify ETF Trust

Privacy Policy

October 31, 2022 (Unaudited)

AMPLIFY ETFS AND AMPLIFY AFFILIATES PRIVACY POLICY

Amplify recognizes the importance of protecting your personal and financial information when you visit our websites (each a “Website” and together “Websites”). This Policy is designed to help you understand the information collection practices on all Websites owned or operated by or on behalf of companies within the Amplify group of companies, including: Amplify Investments LLC, Amplify Development LLC, and Amplify Holding Company LLC. We are committed to:

(a) protecting the personal information you provide to us;

(b) telling you how we use the information we gather about you; and

(c) ensuring that you know why we intend to disclose your personal information.

CHANGES TO THIS PRIVACY POLICY

This Privacy Policy is dated January 1, 2016. Amplify reserves the right to amend this Privacy Policy at any time without notice, by updating this posting, in which case the date of the Policy will be revised. The current version of this Policy can be accessed from the link on the www.amplifyetfs.com homepage.

INFORMATION COLLECTION AND USE

Personally Identifiable Information: The personally identifiable information you submit to our Websites is used to service your interest and to improve our services to you and/or to provide you with information on Amplify products and services. The types of personal information that may be collected at our Websites include: name, address, email address and telephone number. We will not sell, share or rent your personally identifiable information to others in contravention of this Privacy Policy.

Additionally, if the Website is a password protected site, then (a) once you submit your password and enter, the Website will recognize who you are and will collect all information that you submit, including all electronic instructions (including all transaction information), and (b) any information collected about you from the Website may be associated with other identifying information that we have about you.

Aggregate Information: We generally record certain usage information, such as the number and frequency of visitors to our Websites. This information may include the websites that you access immediately before and after your visit to our Websites, the Internet browser you are using and your IP address. If we use such data at all it will be on an aggregate basis, and we will not disclose to third parties any information that could be used to identify you personally.

Service Providers: We may use internal or external service providers to operate our Websites and employ other persons to perform work on our behalf, such as sending postal mail and e-mail. These persons may have access to the personally identifiable information you submit through the Websites, but only for the purpose of performing their duties. These personnel may not use your personally identifiable information for any other purpose.

Compliance with Laws: We do not automatically collect personally identifiable information from visitors to our Websites, except to the extent we are required to do so pursuant to some statute or regulation applicable to us. We will not provide any personally identifiable information to any other persons, except if we are required to make disclosures by any law, any government or private parties in connection with a lawsuit, subpoena, investigation or similar proceeding.

E-mail and Marketing: Amplify does not sell its customers’ e-mail addresses, nor will we provide your personal information to third parties for their marketing purposes. Amplify will not send you e-mail messages without first receiving your permission, unless it relates to servicing your account or unless you have consented to receiving electronic delivery of fund documents as part of our E-Delivery service. It is our policy to include instructions for unsubscribing from these permission-based programs. We recommend that you do not send us any individual personal information via non secure methods of correspondence, including via public electronic communication channels, such as Internet e-mail, which are generally not secure.

Amplify ETF Trust

Privacy Policy

October 31, 2022 (Unaudited) (Continued)

Business Transfers: If the business, stock or assets of Amplify are acquired or merged with another business entity, we will share all or some of your information with this entity to continue to provide our service to you. You will receive notice of such an event and the new entity will inform you of any changes to the practices in this Privacy Policy. If the new entity wishes to make additional use of your information, you may decline such use at such time.

Disclosure to Third Parties: The personal information you provide to us will only be disclosed to third parties if we have your permission, or as set out in this Privacy Policy. We may disclose details about the general use of our Websites to third parties – for example, to demonstrate patterns of use to advertisers and other business partners. Information we pass on for this purpose will not include any personal information by which you may be identified. We endeavor to prevent unauthorized disclosures of your personal information by third parties but we are not responsible for any unauthorized disclosures or other breaches of security or for the actions of others if the information was passed to them with your authority or with the authority of anyone other than us or our group companies.

COOKIES

What are Cookies?

Cookies are small text files that are stored in your computer’s memory and hard drive when you visit certain web pages. They are used to enable websites to function or to provide information to the owners of a website.

Why Do We Use Cookies?

Cookies help us to provide customized services and information. We use cookies on all our Websites to tell us, in general terms, how and when pages in our Websites are visited, what our users’ technology preferences are – such as what type of video player they use – and whether our Websites are functioning properly.

If you are using one of our password-protected sites, then the website may use cookies or other technology to help us authenticate you, store and recognize your configuration and user attributes, facilitate your navigation of the website and customize its content so that the information made available is likely to be of more interest to you.

In broad terms, we use cookies on our Websites for the following purposes:

•     Analytical purposes: Analytical cookies allow us to recognize measure and track visitors to our Websites. This helps us to improve and develop the way our Websites work, for example, by determining whether site visitors can find information easily, or by identifying the aspects of websites that are of the most interest to them.

•     Usage preferences: Some of the cookies on our Websites are activated when visitors to our sites make a choice about their usage of the site. Our Websites then ‘remember’ the settings preferences of the user concerned. This allows us to tailor aspects of our sites to the individual user.

•     Terms and conditions: We use cookies on our Websites to record when a site visitor has seen a policy, such as this one, or provided consent, such as consent to the terms and conditions on our Websites. This helps to improve the user’s experience of the site – for example, it avoids a user from repeatedly being asked to consent to the same terms.

•     Session management: The software that runs our websites uses cookies for technical purposes needed by the internal workings of our servers. For instance, we use cookies to distribute requests among multiple servers, authenticate users and determine what features of the site they can access, verify the origin of requests, keep track of information about a user’s session and determine which options or pages to display in order for the site to function.

•     Functional purposes: Functional purpose cookies store information that is needed by our applications to process and operate. For example, where transactions or requests within an application involve multiple workflow stages, cookies are used to store the information from each stage temporarily, in order to facilitate completion of the overall transaction or request.

Amplify ETF Trust

Privacy Policy

October 31, 2022 (Unaudited) (Continued)

Further Information About Cookies

If you would like to find out more about cookies in general and how to manage them, please visit www.allaboutcookies.org.

THIRD PARTY WEBSITES

Amplify disclaims responsibility for the privacy policies and customer information practices of third party internet websites hyperlinked from our Website or this Privacy Policy.

SECURITY

Amplify protects your personal information when you transact business on our Website by requiring the use of a browser software program that supports industry standard SSL encryption with 128-bit key lengths. The “128-bit” designation refers to the length of the key used to encrypt the data being transmitted, with a longer key representing a higher level of security.

CONTACT US

We welcome inquiries or comments about our Privacy Policy and any queries or concerns about Amplify ETFs at support@amplifyetfs.com or 1-855-267-3837.

Investment Adviser:

Amplify Investments LLC
310 S. Hale Street
Wheaton, IL 60187

Investment Sub-Advisers:
Penserra Capital Management, LLC 4 Orinda Way, Suite 100-A Orinda, CA 94563	Capital Wealth Planning 1016 Collier Center Way Naples, FL 34110
Toroso Investments, LLC 623 5th Avenue, Suite 15 New York, NY 10019	ARGI Investments, LLC 2201 High Wickham Place Louisville, KY 40245

Legal Counsel:

Chapman and Cutler LLP
111 West Monroe Street
Chicago, IL 60603

Independent Registered Public Accounting Firm:

Cohen & Company, Ltd.
342 North Water Street, Suite 830
Milwaukee, WI 53202

Distributor:

Foreside Fund Services, LLC
Three Canal Plaza, Suite 100
Portland, ME 04101

Administrator:

U.S. Bancorp Fund Services, LLC
777 East Wisconsin Avenue
Milwaukee, WI 53202

Transfer Agent:

U.S. Bancorp Fund Services, LLC
615 East Michigan Street
Milwaukee, WI 53202

Custodians:
U.S. Bank National Association 1555 North RiverCenter Drive, Suite 302 Milwaukee, WI 53212	Cowen Execution Services, LLC 599 Lexington Avenue, 21st Floor New York, NY 10022

This information must be preceded or accompanied by a current prospectus for the Funds.

(b)	Not applicable.

Item 2. Code of Ethics.

The registrant has adopted a code of ethics that applies to the registrant’s principal executive officer and principal financial officer. The registrant has not made any substantive amendments to its code of ethics during the period covered by this report. The registrant has not granted any waivers from any provisions of the code of ethics during the period covered by this report.

A copy of the registrant’s Code of Ethics is filed herewith.

Item 3. Audit Committee Financial Expert.

The registrant’s board of trustees has determined that there is at least one audit committee financial expert serving on its audit committee. Mark Tucker is the “audit committee financial expert” and is considered to be “independent” as each term is defined in Item 3 of Form N-CSR.

Item 4. Principal Accountant Fees and Services.

The registrant has engaged its principal accountant to perform audit services, audit-related services, tax services and other services during the past two fiscal years. “Audit services” refer to performing an audit of the registrant's annual financial statements or services that are normally provided by the accountant in connection with statutory and regulatory filings or engagements for those fiscal years. “Audit-related services” refer to the assurance and related services by the principal accountant that are reasonably related to the performance of the audit. “Tax services” refer to professional services rendered by the principal accountant for tax compliance, tax advice, and tax planning. There were no “other services” provided by the principal accountant. The following table details the aggregate fees billed or expected to be billed for each of the last two fiscal years for audit fees, audit-related fees, tax fees and other fees by the principal accountant.

	FYE 10/31/2022	FYE 10/31/2021
( a ) Audit Fees	$213,500	$145,000
( b ) Audit-Related Fees	$0	$0
( c ) Tax Fees	$50,000	$31,000
( d ) All Other Fees	N/A	N/A

(e)(1) The audit committee has adopted pre-approval policies and procedures that require the audit committee to pre-approve all audit and non-audit services of the registrant, including services provided to any entity affiliated with the registrant.

(e)(2) The percentage of fees billed by Cohen & Company, Ltd. applicable to non-audit services pursuant to waiver of pre-approval requirement were as follows:

	FYE 10/31/2022	FYE 10/31/2021
Audit-Related Fees	0%	0%
Tax Fees	0%	0%
All Other Fees	0%	0%

(f) All of the principal accountant’s hours spent on auditing the registrant’s financial statements were attributed to work performed by full-time permanent employees of the principal accountant.

(g) The following table indicates the non-audit fees billed or expected to be billed by the registrant’s accountant for services to the registrant and to the registrant’s investment adviser (and any other controlling entity, etc.—not sub-adviser) for the last two years.

Non-Audit Related Fees	FYE 10/31/2022	FYE 10/31/2021
Registrant	$50,000	$31,000
Registrant’s Investment Adviser	$0	$0

The registrant has not been identified by the U.S. Securities and Exchange Commission as having filed an annual report issued by a registered public accounting firm branch or office that is located in a foreign jurisdiction where the Public Company Accounting Oversight Board is unable to inspect or completely investigate because of a position taken by an authority in that jurisdiction.

The registrant is not a foreign issuer.

Item 5. Audit Committee of Listed Registrants.

The registrant is an issuer as defined in Rule 10A-3 under the Securities Exchange Act of 1934, (the “Act”) and has a separately-designated standing audit committee established in accordance with Section 3(a)(58)(A) of the Act. The independent members of the committee are as follows: Michael DiSanto, Rick Powers, and Mark Tucker

Item 6. Investments.

Schedule of Investments is included as part of the report to shareholders filed under Item 1 of this Form.

Item 7. Disclosure of Proxy Voting Policies and Procedures for Closed-End Management Investment Companies.

Not applicable to open-end investment companies.

Item 8. Portfolio Managers of Closed-End Management Investment Companies.

Not applicable to open-end investment companies.

Item 9. Purchases of Equity Securities by Closed-End Management Investment Company and Affiliated Purchasers.

Not applicable to open-end investment companies.

Item 10. Submission of Matters to a Vote of Security Holders.

There have been no material changes to the procedures by which shareholders may recommend nominees to the registrant’s board of trustees.

Item 11. Controls and Procedures.

(a)	The Registrant’s President/Principal Executive Officer and Principal Financial Officer have reviewed the Registrant's disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940 (the “Act”)) as of a date within 90 days of the filing of this report, as required by Rule 30a-3(b) under the Act and Rules 13a-15(b) or 15d-15(b) under the Securities Exchange Act of 1934. Based on their review, such officers have concluded that the disclosure controls and procedures are effective in ensuring that information required to be disclosed in this report is appropriately recorded, processed, summarized and reported and made known to them by others within the Registrant and by the Registrant’s service provider.

(b)	There were no changes in the Registrant's internal control over financial reporting (as defined in Rule 30a-3(d) under the Act) that occurred during the period covered by this report that have materially affected, or are reasonably likely to materially affect, the Registrant's internal control over financial reporting.

Item 12. Disclosure of Securities Lending Activities for Closed-End Management Investment Companies

Not applicable to open-end investment companies.

Item 13. Exhibits.

(a)	(1) Any code of ethics or amendment thereto, that is the subject of the disclosure required by Item 2, to the extent that the registrant intends to satisfy Item 2 requirements through filing an exhibit. Filed herewith.

(2) A separate certification for each principal executive officer and principal financial officer pursuant to Section 302 of the Sarbanes-Oxley Act of 2002. Filed herewith.

(3) Any written solicitation to purchase securities under Rule 23c-1 under the Act sent or given during the period covered by the report by or on behalf of the registrant to 10 or more persons. Not applicable to open-end investment companies.

(4)	Change in the registrant’s independent public accountant. There was no change in the registrant’s independent public accountant for the period covered by this report.

(b)	Certifications pursuant to Section 906 of the Sarbanes-Oxley Act of 2002. Furnished herewith.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

(Registrant)	Amplify ETF Trust

By (Signature and Title)	/s/ Christian Magoon
Christian Magoon,
President and Chief Executive Officer

Date	January 3, 2023

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By (Signature and Title)	/s/ Christian Magoon
Christian Magoon,
President and Chief Executive Officer

Date	January 3, 2023

By (Signature and Title)	/s/ Bradley H. Bailey
Bradley H. Bailey,
Chief Financial Officer

Date	January 3, 2023

* Print the name and title of each signing officer under his or her signature.